UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05017

Exact name of registrant as specified in charter:	Ivy Variable Insurance Portfolios

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.	Reports to Stockholders

Semiannual report

Ivy Variable Insurance Portfolios

Delaware Ivy VIP Asset Strategy
Delaware Ivy VIP Balanced
Delaware Ivy VIP Energy
Delaware Ivy VIP Growth
Delaware Ivy VIP High Income
Delaware Ivy VIP International Core Equity
Delaware Ivy VIP Mid Cap Growth
Delaware Ivy VIP Natural Resources
Delaware Ivy VIP Science and Technology
Delaware Ivy VIP Small Cap Growth
Delaware Ivy VIP Smid Cap Core

June 30, 2023

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Portfolios are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Portfolios are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Portfolio expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

The investment objective of Delaware Ivy VIP Asset Strategy seeks to provide total return.

The investment objective of Delaware Ivy VIP Balanced seeks to provide total return through a combination of capital appreciation and current income.

The investment objective of Delaware Ivy VIP Energy seeks to provide capital growth and appreciation.

The investment objective of Delaware Ivy VIP Growth seeks to provide growth of capital.

The investment objective of Delaware Ivy VIP High Income seeks to provide total return through a combination of high current income and capital appreciation.

The investment objective of Delaware Ivy VIP International Core Equity seeks to provide capital growth and appreciation.

The investment objective of Delaware Ivy VIP Mid Cap Growth seeks to provide growth of capital.

The investment objective of Delaware Ivy VIP Natural Resources seeks to provide capital growth and appreciation.

The investment objective of Delaware Ivy VIP Science and Technology seeks to provide growth of capital.

The investment objective of Delaware Ivy VIP Small Cap Growth seeks to provide growth of capital.

The investment objective of Delaware Ivy VIP Smid Cap Core seeks to provide capital appreciation.

As a shareholder of the Portfolio, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the tables shown, “Actual Portfolio return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Portfolios' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Ivy VIP Asset Strategy
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class I	$1,000.00	$1,073.50	0.62%	$3.19
Class II	1,000.00	1,072.30	0.87%	4.47
Hypothetical 5% return (5% return before expenses)
Class I	$1,000.00	$1,021.72	0.62%	$3.11
Class II	1,000.00	1,020.48	0.87%	4.36

1

Disclosure of Portfolio expenses

Delaware Ivy VIP Balanced
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,092.10	1.15%	$5.97
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,019.09	1.15%	$5.76

Delaware Ivy VIP Energy
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class I	$1,000.00	$982.10	1.19%	$5.85
Class II	1,000.00	981.30	1.44%	7.07
Hypothetical 5% return (5% return before expenses)
Class I	$1,000.00	$1,018.89	1.19%	$5.96
Class II	1,000.00	1,017.65	1.44%	7.20

Delaware Ivy VIP Growth
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,272.90	1.02%	$5.75
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,019.74	1.02%	$5.11

Delaware Ivy VIP High Income
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class I	$1,000.00	$1,050.10	0.75%	$3.81
Class II	1,000.00	1,047.40	1.00%	5.08
Hypothetical 5% return (5% return before expenses)
Class I	$1,000.00	$1,021.08	0.75%	$3.76
Class II	1,000.00	1,019.84	1.00%	5.01

Delaware Ivy VIP International Core Equity
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,106.40	1.17%	$6.11
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,018.99	1.17%	$5.86

Delaware Ivy VIP Mid Cap Growth
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class I	$1,000.00	$1,181.30	0.85%	$4.60
Class II	1,000.00	1,180.30	1.10%	5.95
Hypothetical 5% return (5% return before expenses)
Class I	$1,000.00	$1,020.58	0.85%	$4.26
Class II	1,000.00	1,019.34	1.10%	5.51
2

Delaware Ivy VIP Natural Resources
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$979.70	1.55%	$7.61
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,017.11	1.55%	$7.75

Delaware Ivy VIP Science and Technology
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class I	$1,000.00	$1,254.10	0.92%	$5.14
Class II	1,000.00	1,252.80	1.17%	6.54
Hypothetical 5% return (5% return before expenses)
Class I	$1,000.00	$1,020.23	0.92%	$4.61
Class II	1,000.00	1,018.99	1.17%	5.86

Delaware Ivy VIP Small Cap Growth
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class I	$1,000.00	$1,123.90	0.89%	$4.69
Class II	1,000.00	1,121.30	1.14%	6.00
Hypothetical 5% return (5% return before expenses)
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class II	1,000.00	1,019.14	1.14%	5.71

Delaware Ivy VIP Smid Cap Core
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,078.70	1.28%	$6.60
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,018.45	1.28%	$6.41

*“Expenses Paid During Period” are equal to the relevant Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Portfolios' expenses reflected above and on the previous pages, each Portfolio also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds in which it invests. The tables above and on the previous pages do not reflect the expenses of any applicable Underlying Funds.

3

Security type / sector allocations and top 10 equity holdings

Delaware Ivy VIP Asset Strategy	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager's internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.14%
Agency Commercial Mortgage-Backed Securities	0.79%
Agency Mortgage-Backed Securities	9.48%
Corporate Bonds	10.29%
Banking	2.24%
Basic Industry	0.25%
Brokerage	0.08%
Capital Goods	0.38%
Communications	1.18%
Consumer Cyclical	0.76%
Consumer Non-Cyclical	1.21%
Consumer Staples	0.07%
Electric	0.91%
Energy	0.51%
Finance Companies	0.66%
Government Agency	0.14%
Insurance	0.64%
Natural Gas	0.16%
Real Estate Investment Trusts	0.01%
Technology	1.01%
Transportation	0.08%
Non-Agency Commercial Mortgage-Backed Securities	2.06%
Sovereign Bonds	0.15%
US Treasury Obligations	8.04%
Common Stocks	59.42%
Communication Services	4.05%
Consumer Discretionary	7.48%
Consumer Staples	4.63%
Energy	3.66%
Financials	8.41%
Healthcare	8.56%
Industrials	8.45%
Information Technology	12.28%
Materials	0.49%
Utilities	1.41%
Exchange-Traded Funds	2.90%
Bullion	4.84%
Short-Term Investments	1.67%
Total Value of Securities	99.78%
Receivables and Other Assets Net of Liabilities	0.22%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	2.42%
Amazon.com	1.98%
Apple	1.88%
Mastercard Class A	1.52%
Airbus	1.35%
Canadian Natural Resources	1.32%
UnitedHealth Group	1.27%
Pinterest Class A	1.20%
Vertex Pharmaceuticals	1.18%
ConocoPhillips	1.16%
4

Security type / sector allocations and top 10 equity holdings

Delaware Ivy VIP Balanced	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager's internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.65%
Agency Mortgage-Backed Securities	9.76%
Corporate Bonds	10.05%
Banking	1.90%
Basic Industry	0.20%
Brokerage	0.29%
Capital Goods	0.33%
Communications	1.25%
Consumer Cyclical	0.60%
Consumer Non-Cyclical	0.93%
Electric	0.91%
Energy	0.78%
Finance Companies	0.47%
Insurance	0.75%
Natural Gas	0.16%
Real Estate Investment Trusts	0.23%
Technology	0.90%
Transportation	0.35%
Non-Agency Collateralized Mortgage Obligations	0.26%
Non-Agency Commercial Mortgage-Backed Securities	3.32%
US Treasury Obligations	8.49%
Common Stocks	62.02%
Communications	4.14%
Consumer Discretionary	5.04%
Consumer Staples	2.37%
Energy	1.50%
Financials	10.89%
Healthcare	7.42%
Industrials	5.84%
Information Technology	19.67%
Materials	3.46%
Utilities	1.69%
Exchange-Traded Funds	3.96%
Short-Term Investments	1.43%
Total Value of Securities	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	5.64%
UnitedHealth Group	2.95%
Apple	2.63%
Amazon.com	2.51%
HCA Healthcare	2.09%
TE Connectivity	1.97%
NextEra Energy	1.69%
Alphabet Class A	1.69%
Airbus ADR	1.69%
Linde	1.62%

5

Security type / sector allocations and top 10 equity holdings

Delaware Ivy VIP Energy	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager's internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	97.41%
Consumer Staples	2.35%
Energy*	89.82%
Industrials	4.58%
Utilities	0.66%
Master Limited Partnerships	2.64%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05)%
Total Net Assets	100.00%

*To monitor compliance with the Portfolio's concentration guidelines as described in the Portfolio's Prospectus and Statement of Additional Information, the Energy sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Energy sector consisted of Coal, Energy-Alternate Sources, Oil Company-Integrated, Oil & Gas Drilling, Oil-Field Services, Oil Component-Exploration & Production, Oil Refining & Marketing, and Pipelines. As of June 30, 2023, such amounts, as a percentage of total net assets were 1.61%, 1.12%, 23.06%, 4.26%, 5.00%, 45.33%, 8.18%, and 1.26%, respectively. The percentage in any such single industry will comply with the Portfolio's concentration policy even if the percentage in the Energy sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Shell	8.27%
Occidental Petroleum	6.81%
ConocoPhillips	6.52%
Chord Energy	5.91%
Chesapeake Energy	5.70%
Denbury	5.29%
Parex Resources	5.14%
Schlumberger	5.00%
Tourmaline Oil	4.67%
Permian Resources	4.63%
6

Security type / sector allocations and top 10 equity holdings

Delaware Ivy VIP Growth	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager's internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.65%
Communication Services	8.18%
Consumer Discretionary	12.94%
Consumer Staples	2.66%
Financials	10.86%
Healthcare	11.98%
Industrials	8.62%
Information Technology*	40.62%
Real Estate	3.79%
Short-Term Investments	0.22%
Total Value of Securities	99.87%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

*To monitor compliance with the Portfolio's concentration guidelines as described in the Portfolio's Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Internet, Semiconductors, Software, and Telecommunications. As of June 30, 2023, such amounts, as a percentage of total net assets were 8.20%, 4.23%, 4.59%, 20.08%, and 3.52%, respectively. The percentage in any such single industry will comply with the Portfolio's concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Microsoft	13.63%
Apple	8.20%
Visa Class A	5.83%
Amazon.com	5.75%
Alphabet Class A	5.11%
NVIDIA	4.59%
VeriSign	4.23%
CoStar Group	3.79%
UnitedHealth Group	3.76%
Motorola Solutions	3.52%

7

Security type / sector allocations

Delaware Ivy VIP High Income	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager's internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	1.20%
Corporate Bonds	74.42%
Automotive	1.54%
Basic Industry	4.14%
Capital Goods	4.52%
Consumer Goods	1.50%
Electric	2.41%
Energy	12.29%
Financial Services	2.32%
Healthcare	5.34%
Insurance	3.54%
Leisure	6.27%
Media	8.54%
Retail	3.98%
Services	3.10%
Technology & Electronics	4.65%
Telecommunications	7.82%
Transportation	2.46%
Municipal Bonds	0.45%
Loan Agreements	12.16%
Common Stocks	1.75%
Basic Industry	0.44%
Consumer Discretionary	0.83%
Consumer Goods	0.00%
Energy	0.00%
Financial Services	0.42%
Retail	0.06%
Utilities	0.00%
Preferred Stock	0.02%
Exchange-Traded Funds	4.01%
Warrants	0.01%
Short-Term Investments	4.53%
Total Value of Securities	98.55%
Receivables and Other Assets Net of Liabilities	1.45%
Total Net Assets	100.00%

8

Security type / country and sector allocations

Delaware Ivy VIP International Core Equity	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager's internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	98.64%
Australia	1.78%
Austria	1.33%
Brazil	5.09%
Canada	5.94%
China	7.43%
China/Hong Kong	2.07%
Denmark	5.18%
France	12.55%
Germany	9.84%
Hong Kong	1.84%
India	5.97%
Japan	12.58%
Netherlands	5.44%
Republic of Korea	3.87%
Spain	1.74%
Switzerland	1.74%
Taiwan	2.22%
United Kingdom	7.70%
United States	4.33%
Short-Term Investments	1.22%
Total Value of Securities	99.86%
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%

Common stocks by sector	Percentage of net assets
Communication Services	5.39%
Consumer Discretionary	13.42%
Consumer Staples	11.23%
Energy	7.36%
Financials	18.56%
Healthcare	10.46%
Industrials	12.07%
Information Technology	10.82%
Materials	5.50%
Utilities	3.83%
Total	98.64%

9

Security type / sector allocations and top 10 equity holdings

Delaware Ivy VIP Mid Cap Growth	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager's internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.23%
Communication Services	6.61%
Consumer Discretionary	14.70%
Consumer Staples	1.27%
Financials	3.73%
Healthcare	18.84%
Industrials	16.33%
Information Technology*	31.80%
Materials	1.35%
Real Estate	4.60%
Short-Term Investments	0.92%
Total Value of Securities	100.15%
Liabilities Net of Receivables and Other Assets	(0.15)%
Total Net Assets	100.00%

*To monitor compliance with the Portfolio's concentration guidelines as described in the Portfolio's Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Electrical Components & Equipments, Electronics, Office/Business Equipment, Semiconductors, Software, and Telecommunications. As of June 30, 2023, such amounts, as a percentage of total net assets were 1.54%, 4.32%, 4.64%, 1.02%, 10.12%, 8.52%, and 1.64%, respectively. The percentage in any such single industry will comply with the Portfolio's concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
CoStar Group	4.60%
Dexcom	3.35%
Monolithic Power Systems	2.92%
Pinterest Class A	2.70%
MarketAxess Holdings	2.53%
Trade Desk Class A	2.40%
BorgWarner	2.38%
Microchip Technology	2.36%
Intuitive Surgical	2.17%
Pool	2.05%
10

Security type / sector allocations and top 10 equity holdings

Delaware Ivy VIP Natural Resources	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager's internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Closed-Ended Trust	2.36%
Common Stocks	96.71%
Basic Industry*	29.34%
Consumer Discretionary	0.59%
Consumer Staples	7.91%
Energy*	36.79%
Industrials	7.61%
Materials	10.49%
Real Estate Investment Trusts	3.98%
Short-Term Investments	1.10%
Total Value of Securities	100.17%
Liabilities Net of Receivables and Other Assets	(0.17)%
Total Net Assets	100.00%

*To monitor compliance with the Portfolio's concentration guidelines as described in the Portfolio's Prospectus and Statement of Additional Information, the Basic Industry and Energy sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Basic Industry sector consisted of Copper, Diversified Metals & Mining, Fertilizers & Agricultural Chemicals, and Gold. As of June 30, 2023, such amounts, as a percentage of total net assets were 5.67%, 4.99%, 7.43%, and 11.25%, respectively. The Energy Sector consisted of Energy-Alternate Sources, Oil & Gas Drilling, Oil & Gas Refining & Marketing, Oil Company- Integrated, Oil Component-Exploration & Production, and Oil-Field Services. As of June 30, 2023, such amounts, as a percentage of total net assets were 1.00%, 1.50%, 3.77%, 14.21%, 13.29%, and 3.02%, respectively. The percentage in any such single industry will comply with the Portfolio's concentration policy even if the percentage in the Basic Industry and Energy sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Shell	5.44%
Newmont	4.76%
Wheaton Precious Metals	4.19%
CF Industries Holdings	4.06%
Weyerhaeuser	3.99%
Valero Energy	3.77%
Arcosa	3.69%
Nutrien	3.37%
Kimbell Royalty Partners	3.18%
ERO Copper	3.12%

11

Security type / sector allocations and top 10 equity holdings

Delaware Ivy VIP Science and Technology	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager's internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	97.04%
Communication Services	11.80%
Consumer Discretionary	9.95%
Financials	5.64%
Healthcare	7.23%
Industrials	2.61%
Information Technology*	59.81%
Short-Term Investments	3.08%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12)%
Total Net Assets	100.00%

*To monitor compliance with the Portfolio's concentration guidelines as described in the Portfolio's Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Electronics, Internet, Office/Business Equipment, Semiconductors, and Software. As of June 30, 2023, such amounts, as a percentage of total net assets were 8.57%, 1.52%, 2.49%, 3.12%, 25.02%, and 19.09%, respectively. The percentage in any such single industry will comply with the Portfolio's concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	9.12%
Amazon.com	7.31%
NVIDIA	5.04%
Apple	4.77%
ASML Holding	4.49%
Pinterest Class A	4.06%
T-Mobile US	3.91%
Seagate Technology Holdings	3.79%
Zebra Technologies Class A	3.12%
Microchip Technology	2.75%

12

Security type / sector allocations and top 10 equity holdings

Delaware Ivy VIP Small Cap Growth	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager's internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.42%
Communication Services	2.61%
Consumer Discretionary	12.96%
Consumer Staples	2.35%
Energy	3.71%
Financials	7.41%
Healthcare	22.40%
Industrials	21.13%
Information Technology	22.78%
Materials	2.26%
Real Estate	0.81%
Short-Term Investments	1.76%
Total Value of Securities	100.18%
Liabilities Net of Receivables and Other Assets	(0.18)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
DoubleVerify Holdings	3.27%
Clean Harbors	2.67%
Progyny	2.49%
CyberArk Software	2.42%
Texas Roadhouse	2.33%
Allegro MicroSystems	2.30%
Kinsale Capital Group	2.29%
ATI	2.26%
Red Rock Resorts Class A	2.06%
Parsons	2.00%

13

Security type / sector allocations and top 10 equity holdings

Delaware Ivy VIP Smid Cap Core	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager's internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.39%
Basic Materials	7.96%
Business Services	5.64%
Capital Goods	12.59%
Consumer Discretionary	4.83%
Consumer Services	2.43%
Consumer Staples	3.35%
Credit Cyclicals	4.07%
Energy	4.13%
Financials	12.13%
Healthcare	14.44%
Media	1.98%
Real Estate Investment Trusts	6.06%
Technology	13.62%
Transportation	3.52%
Utilities	1.64%
Short-Term Investments	1.75%
Total Value of Securities	100.14%
Liabilities Net of Receivables and Other Assets	(0.14)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Quanta Services	1.92%
Primerica	1.86%
Liberty Energy	1.80%
WillScot Mobile Mini Holdings	1.51%
Chesapeake Energy	1.51%
Casey's General Stores	1.45%
Huntsman	1.43%
PTC	1.36%
Reliance Steel & Aluminum	1.32%
Aramark	1.26%

14

Consolidated schedules of investments

Delaware Ivy VIP Asset Strategy	June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.14%
Fannie Mae REMICs
Series 2015-18 NS 0.97% (6.12% minus LIBOR01M, Cap 6.12%) 4/25/45 Σ, •	997,047	$106,660
Series 2015-37 SB 0.47% (5.62% minus LIBOR01M, Cap 5.62%) 6/25/45 Σ, •	2,102,235	167,538
Series 2016-48 US 0.95% (6.10% minus LIBOR01M, Cap 6.10%) 8/25/46 Σ, •	2,394,483	168,830
Series 2017-33 AI 4.50% 5/25/47 Σ	995,184	143,706
Series 2019-13 IP 5.00% 3/25/49 Σ	672,629	132,628
Series 4740 SB 0.957% (6.15% minus LIBOR01M, Cap 6.15%) 11/15/47 Σ, •	1,039,711	102,240
Total Agency Collateralized Mortgage Obligations (cost $1,477,887)		821,602

Agency Commercial Mortgage-Backed Securities — 0.79%
Fannie Mae
Series 2017-M2 A2 2.899% 2/25/27 •	1,292,875	1,213,357
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103 X1 0.757% 11/25/29 t,•	2,017,335	66,999
Series K115 X1 1.428% 6/25/30 t, •	1,791,114	129,165
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.664% 12/25/49 #, •	2,751,000	2,548,468
Series 2018-K73 B 144A 3.986% 2/25/51 #, •	600,000	553,429
Total Agency Commercial Mortgage-Backed Securities (cost $5,154,016)		4,511,418

Agency Mortgage-Backed Securities — 9.48%
Fannie Mae S.F. 15 yr
2.50% 4/1/36	1,940,513	1,771,501
Fannie Mae S.F. 30 yr
2.00% 3/1/51	4,378,890	3,587,999
2.00% 10/1/51	3,261,789	2,665,348
2.50% 7/1/50	3,608,911	3,080,179
2.50% 8/1/50	512,926	441,376
2.50% 2/1/52	638,706	542,390
3.00% 8/1/50	732,120	652,309
3.00% 12/1/51	967,856	858,407
3.00% 2/1/52	2,103,115	1,859,977
3.50% 6/1/52	6,361,950	5,798,612
4.00% 3/1/47	1,771,124	1,690,930
4.00% 5/1/51	95,630	90,931
4.50% 9/1/52	1,224,023	1,177,694
4.50% 10/1/52	1,865,509	1,793,745
4.50% 2/1/53	3,146,164	3,025,103
5.00% 6/1/52	899,840	882,694
5.00% 9/1/52	1,341,156	1,315,116
5.50% 10/1/52	1,268,703	1,267,201
5.50% 11/1/52	886,846	888,689
5.50% 3/1/53	3,025,543	3,011,298
6.00% 12/1/52	1,252,815	1,266,266
6.00% 6/1/53	901,355	909,251
Freddie Mac S.F. 20 yr
2.50% 2/1/42	909,504	791,858
3.00% 3/1/37	743,030	686,709
Freddie Mac S.F. 30 yr
2.50% 12/1/51	483,042	413,796
2.50% 1/1/52	1,483,692	1,265,168
3.00% 1/1/52	2,982,012	2,628,501
3.50% 6/1/47	1,439,347	1,330,058
4.00% 8/1/52	939,422	885,708
4.00% 9/1/52	1,279,158	1,202,898
4.50% 9/1/52	1,515,491	1,457,832
4.50% 10/1/52	805,372	774,411
5.00% 7/1/52	1,153,494	1,131,403
5.50% 9/1/52	977,241	979,548
5.50% 11/1/52	770,452	769,677
5.50% 3/1/53	369,249	371,348
GNMA II S.F. 30 yr
3.00% 12/20/51	502,963	450,335
5.00% 9/20/52	706,707	694,636
Total Agency Mortgage-Backed Securities (cost $56,895,388)		54,410,902

Corporate Bonds —10.29%
Banking — 2.24%
Bank of America
4.375% 1/27/27 μ, ψ	45,000	38,486
5.288% 4/25/34 μ	845,000	837,527
6.204% 11/10/28 μ	290,000	298,311
Bank of New York Mellon 5.834% 10/25/33 μ	375,000	391,134
Barclays
6.224% 5/9/34 μ	210,000	209,304
7.385% 11/2/28 μ	200,000	208,496
Citigroup
1.122% 1/28/27 μ	1,885,000	1,681,161
15

Consolidated schedules of investments

Delaware Ivy VIP Asset Strategy

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citigroup
3.07% 2/24/28 μ	115,000	$105,893
5.61% 9/29/26 μ	100,000	99,917
6.174% 5/25/34 μ	235,000	237,175
Citizens Bank 6.064% 10/24/25 μ	750,000	711,109
Credit Agricole 144A 5.514% 7/5/33 #	500,000	503,378
Deutsche Bank
3.729% 1/14/32 μ	248,000	187,688
3.742% 1/7/33 μ	200,000	146,807
6.72% 1/18/29 μ	185,000	185,407
Fifth Third Bancorp 6.361% 10/27/28 μ	627,000	624,760
Fifth Third Bank 5.852% 10/27/25 μ	250,000	243,644
Goldman Sachs Group
1.542% 9/10/27 μ	570,000	501,343
3.102% 2/24/33 μ	45,000	38,034
Huntington National Bank
4.552% 5/17/28 μ	255,000	238,080
5.65% 1/10/30	250,000	238,958
JPMorgan Chase & Co. 1.953% 2/4/32 μ	165,000	131,522
KeyBank
5.00% 1/26/33	470,000	406,973
5.85% 11/15/27	80,000	75,398
KeyCorp 4.789% 6/1/33 μ	207,000	173,633
Morgan Stanley
1.928% 4/28/32 μ	625,000	488,190
2.484% 9/16/36 μ	1,470,000	1,115,979
5.25% 4/21/34 μ	275,000	271,678
6.138% 10/16/26 μ	135,000	136,417
6.296% 10/18/28 μ	224,000	230,378
6.342% 10/18/33 μ	110,000	117,069
PNC Financial Services Group
5.671% 10/28/25 μ	195,000	193,471
Popular 7.25% 3/13/28	130,000	130,000
SVB Financial Group 4.57% 4/29/33 μ, ‡	387,000	259,819
Truist Financial 6.123% 10/28/33 μ	117,000	118,802
US Bancorp
2.491% 11/3/36 μ	1,245,000	911,510
4.653% 2/1/29 μ	37,000	35,379
4.839% 2/1/34 μ	120,000	112,146
5.727% 10/21/26 μ	112,000	111,983
5.836% 6/12/34 μ	130,000	131,000
		12,877,959
Basic Industry — 0.25%
Celanese US Holdings 6.05% 3/15/25	400,000	398,566
Newmont 2.60% 7/15/32	75,000	61,318
Sherwin-Williams 2.90% 3/15/52	710,000	457,409
Suzano Austria 2.50% 9/15/28	600,000	511,447
		1,428,740
Brokerage — 0.08%
Jefferies Financial Group 2.625% 10/15/31	630,000	488,995
		488,995
Capital Goods — 0.38%
Boeing
4.875% 5/1/25	393,000	387,547
5.805% 5/1/50	429,000	427,798
Lockheed Martin 4.75% 2/15/34	210,000	209,616
Raytheon Technologies 5.15% 2/27/33	145,000	147,046
Standard Industries 144A 4.375% 7/15/30 #	1,173,000	1,016,987
		2,188,994
Communications — 1.18%
AT&T 3.65% 6/1/51	2,653,000	1,949,126
Charter Communications Operating 3.85% 4/1/61	1,625,000	984,234
Comcast
1.50% 2/15/31	2,000,000	1,591,753
4.80% 5/15/33	250,000	247,493
Crown Castle
1.05% 7/15/26	415,000	363,629
2.10% 4/1/31	610,000	488,608
Empresa Nacional de
Telecomunicaciones 144A 3.05% 9/14/32 #	500,000	396,425
Frontier Communications Holdings 144A 5.00% 5/1/28 #	325,000	280,727
T-Mobile USA 5.05% 7/15/33	230,000	225,933
Verizon Communications 2.875% 11/20/50	135,000	88,002
Warnermedia Holdings 5.141% 3/15/52	175,000	142,610
		6,758,540
Consumer Cyclical — 0.76%
Alibaba Group Holding 2.125% 2/9/31	500,000	407,413
Amazon.com
1.50% 6/3/30	4,000	3,291
2.50% 6/3/50	753,000	501,511
Aptiv 3.10% 12/1/51	595,000	374,608
Carnival 144A 4.00% 8/1/28 #	550,000	488,081
16

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit 6.95% 6/10/26	200,000	$201,184
General Motors Financial 5.85% 4/6/30	385,000	382,004
Home Depot 1.875% 9/15/31	1,000,000	814,040
Sands China 2.80% 3/8/27	1,000,000	868,683
VICI Properties 4.95% 2/15/30	370,000	347,424
		4,388,239
Consumer Non-Cyclical — 1.21%
AbbVie 3.20% 11/21/29	2,000,000	1,809,829
Amgen
5.15% 3/2/28	115,000	114,979
5.25% 3/2/30	110,000	110,304
5.25% 3/2/33	423,000	423,741
5.65% 3/2/53	80,000	81,074
CVS Health
1.30% 8/21/27	2,000,000	1,722,230
2.70% 8/21/40	655,000	457,713
5.25% 1/30/31	95,000	94,732
DaVita
144A 3.75% 2/15/31 #	125,000	100,101
144A 4.625% 6/1/30 #	230,000	197,705
HCA
3.50% 7/15/51	139,000	96,306
5.20% 6/1/28	110,000	109,182
JBS USA Lux 144A 3.00% 2/2/29 #	225,000	191,362
Nestle Holdings 144A 1.875% 9/14/31 #	1,000,000	818,146
Pfizer Investment Enterprises
4.75% 5/19/33	230,000	229,223
5.11% 5/19/43	160,000	160,466
5.30% 5/19/53	135,000	140,463
Zoetis 5.40% 11/14/25	65,000	65,216
		6,922,772
Consumer Staples — 0.07%
COTA Series D 144A 4.896% 10/2/23 #, <<, =	3,237,686	433,850
		433,850
Electric — 0.91%
AEP Texas 5.40% 6/1/33	75,000	74,662
Appalachian Power 4.50% 8/1/32	540,000	506,485
Berkshire Hathaway Energy 2.85% 5/15/51	160,000	103,641
Duke Energy Carolinas 4.95% 1/15/33	150,000	148,965
Exelon 5.30% 3/15/33	95,000	94,748
Fells Point Funding Trust 144A 3.046% 1/31/27 #	115,000	105,794
National Rural Utilities Cooperative Finance 5.80% 1/15/33	30,000	31,396
Nevada Power 5.90% 5/1/53	260,000	271,347
NextEra Energy Capital Holdings 3.00% 1/15/52	170,000	112,037
Pacific Gas & Electric 3.00% 6/15/28	1,154,000	995,778
Public Service of Colorado 5.25% 4/1/53	120,000	115,405
Southern 5.70% 10/15/32	205,000	212,322
Virginia Electric and Power 2.45% 12/15/50	2,500,000	1,500,368
Vistra Operations 144A 5.125% 5/13/25 #	1,000,000	975,996
		5,248,944
Energy — 0.51%
BP Capital Markets America
2.721% 1/12/32	215,000	182,659
2.939% 6/4/51	555,000	379,439
4.812% 2/13/33	105,000	103,524
Cheniere Energy Partners 144A 5.95% 6/30/33 #	170,000	170,707
Diamondback Energy 4.25% 3/15/52	245,000	188,195
Enterprise Products Operating
3.30% 2/15/53	670,000	478,952
5.35% 1/31/33	45,000	45,780
Galaxy Pipeline Assets Bidco 144A 2.625% 3/31/36 #	500,000	404,747
Occidental Petroleum 6.125% 1/1/31	217,000	220,562
Targa Resources Partners 5.00% 1/15/28	770,000	735,541
		2,910,106
Finance Companies — 0.66%
AerCap Ireland Capital DAC
2.45% 10/29/26	2,500,000	2,234,805
3.40% 10/29/33	215,000	172,912
Air Lease
2.875% 1/15/32	440,000	353,633
4.125% 12/15/26 μ, ψ	605,000	394,471
5.85% 12/15/27	115,000	114,955
Aviation Capital Group
144A 3.50% 11/1/27 #	495,000	437,610
144A 6.25% 4/15/28 #	61,000	60,916
		3,769,302
Government Agency — 0.14%
Aeropuerto Internacional de
Tocumen 144A 4.00% 8/11/41 #	500,000	401,075
17

Consolidated schedules of investments

Delaware Ivy VIP Asset Strategy

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Government Agency (continued)
Comision Federal de Electricidad
144A 3.875% 7/26/33 #	500,000	$387,312
		788,387
Insurance — 0.64%
AIA Group 144A 3.375% 4/7/30 #	540,000	494,306
American International Group
5.125% 3/27/33	345,000	337,171
Aon 5.00% 9/12/32	635,000	627,263
Athene Holding
3.45% 5/15/52	385,000	234,588
3.95% 5/25/51	175,000	117,474
Berkshire Hathaway Finance 3.85% 3/15/52	555,000	459,291
Elevance Health 5.125% 2/15/53	55,000	53,376
UnitedHealth Group
4.20% 5/15/32	262,000	250,229
4.50% 4/15/33	700,000	682,191
5.05% 4/15/53	403,000	400,867
		3,656,756
Natural Gas — 0.16%
Atmos Energy
2.85% 2/15/52	150,000	101,498
5.75% 10/15/52	270,000	286,362
Southern California Gas
5.20% 6/1/33	200,000	197,462
5.75% 6/1/53	85,000	86,008
Southern Co. Gas Capital 5.15% 9/15/32	231,000	229,677
		901,007
Real Estate Investment Trusts — 0.01%
American Homes 4 Rent 3.625% 4/15/32	85,000	73,538
		73,538
Technology — 1.01%
Apple
2.40% 8/20/50	878,000	588,697
2.65% 2/8/51	2,000,000	1,382,698
4.30% 5/10/33	135,000	134,342
4.85% 5/10/53	150,000	153,836
Autodesk 2.40% 12/15/31	165,000	135,120
Broadcom 144A 1.95% 2/15/28 #	1,500,000	1,298,242
CDW 3.276% 12/1/28	555,000	482,464
Entegris Escrow 144A 4.75% 4/15/29 #	150,000	139,389
Iron Mountain 144A 5.25% 7/15/30 #	290,000	261,577
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	895,000	773,929
Oracle
3.60% 4/1/50	229,000	163,767
4.65% 5/6/30	70,000	67,677
5.55% 2/6/53	221,000	214,164
		5,795,902
Transportation — 0.08%
American Airlines 144A 5.50% 4/20/26 #	65,656	65,104
Burlington Northern Santa Fe
2.875% 6/15/52	135,000	92,473
4.45% 1/15/53	145,000	132,916
ERAC USA Finance
144A 4.90% 5/1/33 #	105,000	102,687
144A 5.40% 5/1/53 #	65,000	64,944
		458,124
Total Corporate Bonds (cost $69,019,981)		59,090,155

Non-Agency Commercial Mortgage-Backed Securities — 2.06%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	1,465,000	1,249,658
Series 2020-BN25 A5 2.649% 1/15/63	1,000,000	844,181
BBCMS Mortgage Trust
Series 2020-C7 A5 2.037% 4/15/53	2,000,000	1,624,870
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	2,000,000	1,560,587
Series 2021-B24 A5 2.584% 3/15/54	2,000,000	1,594,191
Series 2021-B25 A5 2.577% 4/15/54	2,000,000	1,588,568
BMO Mortgage Trust
Series 2022-C1 A5 3.374% 2/15/55 •	2,000,000	1,729,717
GS Mortgage Securities Trust
Series 2020-GC47 A5 2.377% 5/12/53	2,000,000	1,626,029
Total Non-Agency Commercial Mortgage-Backed Securities
(cost $12,405,036)		11,817,801

Sovereign Bonds — 0.15%Δ
Mexico — 0.08%
Mexico Government International Bond 5.00% 4/27/51	500,000	434,767
		434,767
18

	Principal amount°	Value (US $)
Sovereign Bonds Δ(continued)
Peru — 0.07%
Peruvian Government International Bond 3.00% 1/15/34	500,000	$416,625
		416,625
Total Sovereign Bonds
(cost $1,077,505)		851,392

US Treasury Obligations — 8.04%
US Treasury Bonds
2.375% 2/15/42	5,290,000	4,121,034
3.00% 2/15/49	475,000	402,015
3.625% 2/15/53	2,030,000	1,948,800
3.625% 5/15/53	175,000	168,219
3.875% 2/15/43	1,430,000	1,394,697
3.875% 5/15/43	150,000	146,391
4.375% 2/15/38	2,755,000	2,934,990
US Treasury Floating Rate Notes
4.931% (USBMMY3M + 0.20%) 1/31/25 •	4,025,000	4,032,189
5.389% (USBMMY3M + 0.14%) 10/31/24 •	20,380,000	20,399,012
US Treasury Notes
3.375% 5/15/33	3,145,000	3,033,451
3.50% 4/30/30	760,000	738,031
3.625% 5/31/30	805,000	793,868
4.00% 6/30/28	1,470,000	1,462,076
4.125% 6/15/26	4,290,000	4,247,100
4.375% 10/31/24	325,000	321,134
Total US Treasury Obligations
(cost $47,196,418)		46,143,007

	Number of shares
Common Stocks — 59.42%
Communication Services — 4.05%
Alphabet Class A †	43,425	5,197,973
Deutsche Telekom	285,464	6,228,401
Pinterest Class A †	251,633	6,879,646
Tencent Holdings	112,900	4,787,093
T-Mobile US †	1,216	168,902
		23,262,015
Consumer Discretionary — 7.48%
Amazon.com †	87,120	11,356,963
Aptiv †	51,598	5,267,640
Burlington Stores †	21,216	3,339,186
Darden Restaurants	34,400	5,747,552
Etsy †	34,045	2,880,548
Ferrari	19,228	6,286,553
H World Group ADR †	102,742	3,984,335
LVMH Moet Hennessy Louis Vuitton	4,306	4,060,180
Media Group Holdings
Series H <<, =, †	31,963	0
Media Group Holdings
Series T <<, =, †	4,006	0
		42,922,957
Consumer Staples — 4.63%
Asahi Group Holdings	108,500	4,209,782
Casey's General Stores	14,119	3,443,342
China Mengniu Dairy †	1,585,313	5,991,357
COTA Series B <<, =, †	26	0
Procter & Gamble	43,340	6,576,412
Reckitt Benckiser Group	84,486	6,349,196
		26,570,089
Energy — 3.66%
Canadian Natural Resources	135,158	7,603,989
ConocoPhillips	64,169	6,648,550
Schlumberger	31,021	1,523,751
Shell	91,899	2,768,293
TotalEnergies	43,219	2,480,971
		21,025,554
Financials — 8.41%
BNP Paribas	91,806	5,793,505
ICICI Bank	331,059	3,790,290
Intercontinental Exchange	35,259	3,987,088
Mastercard Class A	22,183	8,724,574
Mitsubishi UFJ Financial Group	721,300	5,316,756
Morgan Stanley	53,382	4,558,823
ORIX	187,397	3,417,409
PayPal Holdings †	59,964	4,001,398
Prudential	354,532	5,007,195
State Bank of India	529,857	3,711,072
		48,308,110
Healthcare — 8.56%
Abbott Laboratories	39,883	4,348,045
AstraZeneca	40,340	5,782,911
Bayer	85,657	4,741,549
Danaher	19,138	4,593,120
Eli Lilly & Co.	12,667	5,940,570
Genmab †	16,022	6,071,660
Thermo Fisher Scientific	6,894	3,596,944
UnitedHealth Group	15,226	7,318,225
Vertex Pharmaceuticals †	19,205	6,758,432
		49,151,456
Industrials — 8.45%
Airbus	53,829	7,782,691
19

Consolidated schedules of investments

Delaware Ivy VIP Asset Strategy

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Canadian Pacific Kansas City	63,946	$5,164,916
Generac Holdings †	29,181	4,351,762
Ingersoll Rand	81,527	5,328,605
ITOCHU	106,200	4,218,429
Larsen & Toubro	182,285	5,511,842
Raytheon Technologies	65,261	6,392,968
Thales	34,789	5,212,398
Vinci	39,142	4,548,120
		48,511,731
Information Technology — 12.28%
Ambarella †	40,007	3,347,386
Apple	55,526	10,770,378
Autodesk †	19,297	3,948,359
Intuit ~	14,485	6,636,882
KLA	7,560	3,666,751
Microchip Technology	43,748	3,919,383
Microsoft ~	40,810	13,897,437
NVIDIA	14,846	6,280,155
Seagate Technology Holdings	88,978	5,505,069
Taiwan Semiconductor Manufacturing	359,450	6,640,240
VeriSign †	25,979	5,870,475
		70,482,515
Materials — 0.49%
Barrick Gold	166,330	2,815,967
		2,815,967
Utilities — 1.41%
NTPC	1,620,815	3,743,416
RWE	100,528	4,380,639
		8,124,055
Total Common Stocks
(cost $329,062,459)		341,174,449

Exchange-Traded Funds — 2.90%
iShares 0-5 Year High Yield Corporate Bond ETF	192,735	7,988,866
Vanguard Russell 2000 ETF	114,718	8,674,975
Total Exchange-Traded Funds
(cost $16,805,452)		16,663,841

	Troy Ounces
Bullion — 4.84%
Gold	14,463	27,769,359
Total Bullion
(cost $17,562,017)		27,769,359
	Number of shares
Short-Term Investments — 1.67%
Money Market Mutual Funds — 1.67%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	2,402,713	2,402,713
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	2,402,713	2,402,713
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	2,402,713	2,402,713
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	2,402,713	2,402,713
Total Short-Term Investments
(cost $9,610,852)		9,610,852
Total Value of Securities—99.78%
(cost $566,267,011)		$572,864,778

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $13,672,994, which represents 2.38% of the Portfolio's net assets. See Note 11 in “Notes to financial statements.”
20

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
∆	Securities have been classified by country of risk.
†	Non-income producing security.
~	All or portion of the security has been pledged as collateral for potential options written.

The following futures contracts were outstanding at June 30, 2023:1

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
210	US Treasury 5 yr Notes	$22,489,688	$22,945,337	9/29/23	$—	$(455,649)	$—
	US Treasury 10 yr
44	Notes	4,939,688	5,033,299	9/20/23	—	(93,611)	6,188
	US Treasury Ultra
7	Bonds	953,531	942,503	9/20/23	11,028	—	8,750
Total Futures Contracts			$28,921,139		$11,028	$(549,260)	$14,938

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

DAC – Designated Activity Company

ETF – Exchange-Traded Fund

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GS – Goldman Sachs

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

S.F. – Single Family

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

21

Schedules of investments

Delaware Ivy VIP Balanced	June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.65%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	306,320	$292,043
Series 2016-71 NB 3.00% 10/25/46	417,462	375,994
Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	256,868	236,789
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-HQA2 M2 144A 7.117% (SOFR + 2.05%) 12/25/33#, •	500,000	485,000
Vendee Mortgage Trust Series 1997-1 3A 8.293% 12/15/26	9,643	9,726
Total Agency Collateralized Mortgage Obligations (cost $1,506,081)		1,399,552

Agency Mortgage-Backed Securities — 9.76%
Fannie Mae S.F. 15 yr
2.50% 8/1/35	178,086	162,561
Fannie Mae S.F. 20 yr
2.00% 5/1/41	227,112	193,324
4.00% 9/1/42	334,874	319,088
Fannie Mae S.F. 30 yr
2.00% 3/1/51	1,270,219	1,040,799
2.50% 8/1/50	189,175	162,786
2.50% 1/1/52	480,368	407,934
2.50% 2/1/52	71,682	60,873
2.50% 4/1/52	231,092	196,995
3.00% 12/1/51	593,972	526,803
3.50% 1/1/48	67,362	62,286
3.50% 7/1/50	1,070,984	996,889
3.50% 8/1/50	57,995	53,526
3.50% 8/1/51	443,723	405,287
3.50% 1/1/52	195,618	178,610
4.00% 5/1/51	25,556	24,301
4.00% 6/1/52	383,020	359,649
4.50% 5/1/49	185,476	181,037
4.50% 1/1/50	217,093	214,385
4.50% 10/1/52	714,043	686,575
4.50% 2/1/53	1,112,091	1,069,299
5.00% 6/1/52	342,709	336,179
5.00% 9/1/52	649,432	636,822
5.50% 10/1/52	522,628	522,004
5.50% 11/1/52	284,482	285,073
5.50% 3/1/53	1,181,943	1,176,378
6.00% 12/1/52	364,541	368,455
6.00% 6/1/53	348,274	351,324
6.50% 10/1/28	20,689	20,974
6.50% 2/1/29	10,239	10,341
6.50% 2/1/32	80,893	84,620
7.00% 7/1/31	17,826	18,451
7.00% 9/1/31	31,281	31,880
7.00% 2/1/32	31,420	32,035
7.00% 3/1/32	13,884	14,390
7.00% 7/1/32	32,728	33,176
7.50% 4/1/31	9,418	9,446
Freddie Mac S.F. 15 yr
2.00% 12/1/35	249,119	222,746
Freddie Mac S.F. 20 yr
2.00% 3/1/41	831,419	711,519
2.50% 2/1/42	345,880	301,140
3.00% 3/1/37	284,517	262,951
Freddie Mac S.F. 30 yr
2.00% 3/1/52	226,498	184,977
2.50% 12/1/51	177,629	152,165
2.50% 1/1/52	1,429,264	1,220,445
3.00% 8/1/51	34,824	30,832
3.00% 1/1/52	2,223,493	1,959,903
3.50% 6/1/47	629,675	581,864
3.50% 4/1/52	535,053	489,870
4.00% 8/1/52	751,155	708,206
4.00% 9/1/52	420,999	395,671
4.50% 9/1/52	663,402	638,133
4.50% 10/1/52	406,985	391,340
5.00% 7/1/52	368,464	361,407
5.50% 9/1/52	314,386	315,345
5.50% 11/1/52	217,944	217,725
5.50% 3/1/53	305,551	307,288
GNMA II S.F. 30 yr
3.00% 12/20/51	170,288	152,469
5.00% 9/20/52	225,606	221,753
Total Agency Mortgage-Backed Securities (cost $21,994,657)		21,062,304

Corporate Bonds — 10.05%
Banking — 1.90%
Bank of America
2.482% 9/21/36 µ	330,000	252,610
5.288% 4/25/34 µ	150,000	148,673
6.204% 11/10/28 µ	265,000	272,595
Bank of New York Mellon 4.70% 9/20/25 µ, Ψ	190,000	185,013
Barclays 7.385% 11/2/28 µ	200,000	208,496
Citigroup
5.61% 9/29/26 µ	40,000	39,967
6.174% 5/25/34 µ	90,000	90,833
Citizens Bank 6.064% 10/24/25 µ	250,000	237,036

22

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Credit Suisse 7.95% 1/9/25	260,000	$265,406
Deutsche Bank 6.72% 1/18/29 µ	245,000	245,539
Fifth Third Bancorp 6.361% 10/27/28 µ	35,000	34,875
Fifth Third Bank 5.852% 10/27/25 µ	250,000	243,644
Goldman Sachs Group 1.542% 9/10/27 µ	25,000	21,989
Huntington National Bank 4.552% 5/17/28 µ	250,000	233,412
JPMorgan Chase & Co.
1.953% 2/4/32 µ	60,000	47,826
5.00% 8/1/24 µ, Ψ	337,000	329,418
KeyBank 5.85% 11/15/27	280,000	263,893
KeyCorp 4.789% 6/1/33 µ	35,000	29,358
Morgan Stanley
2.484% 9/16/36 µ	110,000	83,509
5.25% 4/21/34 µ	105,000	103,731
6.138% 10/16/26 µ	150,000	151,574
6.296% 10/18/28 µ	88,000	90,506
6.342% 10/18/33 µ	40,000	42,570
PNC Financial Services Group 5.671% 10/28/25 µ	145,000	143,863
Popular 7.25% 3/13/28	50,000	50,000
SVB Financial Group 4.57% 4/29/33 µ, ‡	182,000	122,189
Truist Financial 6.123% 10/28/33 µ	46,000	46,709
US Bancorp
4.653% 2/1/29 µ	18,000	17,211
4.839% 2/1/34 µ	45,000	42,055
5.836% 6/12/34 µ	50,000	50,385
		4,094,885
Basic Industry — 0.20%
Celanese US Holdings 6.05% 3/15/25	260,000	259,068
Newmont 2.60% 7/15/32	25,000	20,440
Sherwin-Williams 3.30% 5/15/50	205,000	146,063
		425,571
Brokerage — 0.29%
LSEGA Financing 144A 2.50% 4/6/31 #	350,000	292,018
National Securities Clearing 144A 1.50% 4/23/25 #	350,000	325,599
		617,617
Capital Goods — 0.33%
Boeing
3.25% 2/1/28	25,000	22,970
3.75% 2/1/50	265,000	199,182
Lockheed Martin 4.75% 2/15/34	80,000	79,854
Raytheon Technologies 5.15% 2/27/33	215,000	218,033
Standard Industries 144A 4.375% 7/15/30 #	219,000	189,872
		709,911
Communications — 1.25%
AT&T
3.50% 9/15/53	520,000	368,485
5.40% 2/15/34	55,000	55,122
CCO Holdings 144A 4.25% 1/15/34 #	470,000	355,695
Charter Communications Operating 3.85% 4/1/61	315,000	190,790
Comcast
3.45% 2/1/50	675,000	514,394
4.80% 5/15/33	95,000	94,048
Crown Castle
1.05% 7/15/26	80,000	70,097
2.10% 4/1/31	230,000	184,229
Frontier Communications Holdings 144A 5.00% 5/1/28 #	125,000	107,972
Sprint 7.875% 9/15/23	315,000	316,044
T-Mobile USA
3.875% 4/15/30	290,000	267,341
5.05% 7/15/33	85,000	83,497
Verizon Communications 2.875% 11/20/50	50,000	32,618
Warnermedia Holdings 5.141% 3/15/52	65,000	52,969
		2,693,301
Consumer Cyclical — 0.60%
Amazon.com 2.50% 6/3/50	80,000	53,281
Carnival 144A 4.00% 8/1/28 #	105,000	93,179
General Motors Financial 5.85% 4/6/30	145,000	143,872
Home Depot 3.35% 4/15/50	700,000	534,791
PVH 4.625% 7/10/25	350,000	338,681
VICI Properties 4.95% 2/15/30	140,000	131,458
		1,295,262
Consumer Non-Cyclical — 0.93%
Amgen
5.15% 3/2/28	295,000	294,945
5.25% 3/2/30	40,000	40,110
5.25% 3/2/33	266,000	266,466
5.65% 3/2/53	30,000	30,403
CVS Health
4.78% 3/25/38	125,000	115,428
5.05% 3/25/48	180,000	166,042
5.25% 1/30/31	35,000	34,901

23

Schedules of investments

Delaware Ivy VIP Balanced

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
DaVita
144A 3.75% 2/15/31 #	50,000	$40,040
144A 4.625% 6/1/30 #	90,000	77,363
HCA
3.50% 7/15/51	53,000	36,721
5.20% 6/1/28	45,000	44,666
JBS USA Lux 144A 3.00% 2/2/29 #	80,000	68,040
Merck & Co. 2.75% 12/10/51	250,000	172,707
Nestle Holdings 144A 4.00% 9/24/48 #	380,000	335,452
Pfizer Investment Enterprises
4.75% 5/19/33	90,000	89,696
5.11% 5/19/43	60,000	60,175
5.30% 5/19/53	50,000	52,023
Royalty Pharma 3.55% 9/2/50	79,000	53,419
Zoetis 5.40% 11/14/25	25,000	25,083
		2,003,680
Electric — 0.91%
AEP Texas 5.40% 6/1/33	30,000	29,865
Appalachian Power 4.50% 8/1/32	280,000	262,622
Berkshire Hathaway Energy 2.85% 5/15/51	260,000	168,416
Commonwealth Edison 2.20% 3/1/30	350,000	296,231
Duke Energy Carolinas 4.95% 1/15/33	230,000	228,413
Entergy
2.80% 6/15/30	235,000	199,489
3.75% 6/15/50	125,000	92,388
Exelon 5.30% 3/15/33	35,000	34,907
Florida Power & Light 3.15% 10/1/49	425,000	310,492
National Rural Utilities Cooperative Finance 5.80% 1/15/33	10,000	10,465
NextEra Energy Capital Holdings 3.00% 1/15/52	65,000	42,838
Oglethorpe Power 5.05% 10/1/48	185,000	163,512
Public Service of Colorado 5.25% 4/1/53	45,000	43,277
Southern 5.70% 10/15/32	75,000	77,679
		1,960,594
Energy — 0.78%
BP Capital Markets America
2.721% 1/12/32	80,000	67,966
4.812% 2/13/33	40,000	39,438
Cheniere Energy Partners 144A 5.95% 6/30/33 #	65,000	65,270
Diamondback Energy 4.25% 3/15/52	234,000	179,746
Enbridge 5.70% 3/8/33	25,000	25,355
Energy Transfer
6.25% 4/15/49	110,000	107,552
6.50% 11/15/26 µ, Ψ	120,000	109,299
Enterprise Products Operating
3.30% 2/15/53	155,000	110,802
5.35% 1/31/33	255,000	259,419
Kinder Morgan 5.20% 6/1/33	60,000	58,173
Occidental Petroleum 6.125% 1/1/31	82,000	83,346
ONEOK 6.10% 11/15/32	180,000	183,189
Targa Resources Partners 5.00% 1/15/28	410,000	391,652
		1,681,207
Finance Companies — 0.47%
AerCap Ireland Capital DAC
3.00% 10/29/28	150,000	129,815
6.50% 7/15/25	400,000	402,238
Air Lease
2.875% 1/15/32	160,000	128,594
5.85% 12/15/27	165,000	164,936
Aviation Capital Group
144A 3.50% 11/1/27 #	190,000	167,972
144A 6.25% 4/15/28 #	26,000	25,964
		1,019,519
Insurance — 0.75%
American International Group 5.125% 3/27/33	135,000	131,936
Aon 5.00% 9/12/32	245,000	242,015
Athene Holding
3.45% 5/15/52	150,000	91,398
3.95% 5/25/51	65,000	43,633
Berkshire Hathaway Finance 3.85% 3/15/52	210,000	173,786
Elevance Health 5.125% 2/15/53	20,000	19,409
Humana 5.75% 3/1/28	20,000	20,365
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	500,000	390,675
UnitedHealth Group
4.20% 5/15/32	101,000	96,462
4.50% 4/15/33	270,000	263,131
5.05% 4/15/53	155,000	154,180
		1,626,990
Natural Gas — 0.16%
Atmos Energy
2.85% 2/15/52	55,000	37,216
5.75% 10/15/52	105,000	111,363

24

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas (continued)
Southern California Gas
5.20% 6/1/33	75,000	$74,048
5.75% 6/1/53	35,000	35,415
Southern Co. Gas Capital 5.15% 9/15/32	91,000	90,479
		348,521
Real Estate Investment Trusts — 0.23%
American Homes 4 Rent 3.625% 4/15/32	35,000	30,280
Extra Space Storage 2.35% 3/15/32	600,000	469,616
		499,896
Technology — 0.90%
Apple
4.30% 5/10/33	50,000	49,756
4.85% 5/10/53	60,000	61,534
Autodesk
2.40% 12/15/31	60,000	49,135
2.85% 1/15/30	500,000	438,705
CDW 3.276% 12/1/28	35,000	30,426
Entegris Escrow 144A 4.75% 4/15/29 #	55,000	51,109
Iron Mountain 144A 5.25% 7/15/30 #	54,000	48,707
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	165,000	142,680
Oracle
3.60% 4/1/50	154,000	110,132
4.65% 5/6/30	25,000	24,170
5.55% 2/6/53	151,000	146,329
PayPal Holdings 3.90% 6/1/27	15,000	14,515
TSMC Global 144A 1.75% 4/23/28 #	600,000	516,889
Workday
3.50% 4/1/27	90,000	85,352
3.70% 4/1/29	15,000	13,918
3.80% 4/1/32	175,000	157,615
		1,940,972
Transportation — 0.35%
American Airlines 144A 5.50% 4/20/26 #	24,904	24,695
Burlington Northern Santa Fe 2.875% 6/15/52	50,000	34,249
Canadian Pacific Railway 2.875% 11/15/29	350,000	309,400
Delta Air Lines 144A 7.00% 5/1/25 #	320,000	327,054
ERAC USA Finance
144A 4.90% 5/1/33 #	40,000	39,119
144A 5.40% 5/1/53 #	25,000	24,978
		759,495
Total Corporate Bonds (cost $23,910,660)		21,677,421

Non-Agency Collateralized Mortgage Obligations — 0.26%
Connecticut Avenue Securities Trust Series 2022-R01 1M2 144A 6.967% (SOFR + 1.90%) 12/25/41 #, •	250,000	243,595
JPMorgan Mortgage Trust Series 2020-7 A3 144A 3.00% 1/25/51 #, •	376,687	316,285
Total Non-Agency Collateralized Mortgage Obligations (cost $575,228)		559,880

Non-Agency Commercial Mortgage-Backed Securities — 3.32%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	730,000	607,278
Series 2021-BN36 A5 2.47% 9/15/64	860,000	698,985
Series 2022-BNK39 A4 2.928% 2/15/55	862,000	719,652
Series 2022-BNK39 B 3.348% 2/15/55 •	100,000	74,356
Series 2022-BNK39 C 3.379% 2/15/55 •	45,000	29,894
Series 2022-BNK40 A4 3.507% 3/15/64 •	850,000	739,270
Series 2022-BNK40 B 3.507% 3/15/64 •	100,000	76,285
BBCMS Mortgage Trust
Series 2020-C7 A5 2.037% 4/15/53	693,000	563,017
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	750,000	597,822
Series 2021-B25 A5 2.577% 4/15/54	1,000,000	794,284
Series 2022-B32 A5 3.002% 1/15/55 •	1,000,000	810,791
Series 2022-B32 B 3.202% 1/15/55 •	100,000	75,323
Series 2022-B32 C 3.572% 1/15/55 •	125,000	85,764
Series 2022-B33 A5 3.458% 3/15/55	900,000	786,193

25

Schedules of investments

Delaware Ivy VIP Balanced

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B33 B 3.735% 3/15/55 •	50,000	$39,732
Series 2022-B33 C 3.735% 3/15/55 •	50,000	35,762
BMO Mortgage Trust
Series 2022-C1 A5 3.374% 2/15/55 •	500,000	432,429
Total Non-Agency Commercial Mortgage- Backed Securities (cost $8,476,349)		7,166,837

US Treasury Obligations — 8.49%
US Treasury Bonds
2.375% 2/15/42	1,160,000	903,667
3.625% 2/15/53	1,380,000	1,324,800
3.625% 5/15/53	65,000	62,481
3.875% 2/15/43	2,025,000	1,975,008
4.375% 2/15/38	590,000	628,546
US Treasury Floating Rate Notes
4.931% (USBMMY3M + 0.20%) 1/31/25 •	565,000	566,009
5.389% (USBMMY3M + 0.14%) 10/31/24 •	3,875,000	3,878,615
US Treasury Notes
2.75% 11/15/23	1,900,000	1,882,444
3.50% 1/31/30	1,790,000	1,737,349
3.625% 4/30/28	2,765,000	2,687,126
4.00% 6/30/28	1,405,000	1,397,426
4.125% 6/15/26	960,000	950,400
4.50% 11/30/24	340,000	336,441
Total US Treasury Obligations (cost $18,612,520)		18,330,312

	Number of
	shares
Common Stocks — 62.02%
Communications — 4.14%
Alphabet Class A †	30,476	3,647,977
Alphabet Class C †	20,150	2,437,546
Take-Two Interactive Software †	19,383	2,852,402
		8,937,925
Consumer Discretionary — 5.04%
Amazon.com †	41,607	5,423,889
Aptiv †	28,038	2,862,399
AutoZone †	1,039	2,590,601
		10,876,889
Consumer Staples — 2.37%
Costco Wholesale	6,345	3,416,021
Procter & Gamble	11,131	1,689,018
		5,105,039
Energy — 1.50%
ConocoPhillips	20,801	2,155,192
Schlumberger	21,968	1,079,068
		3,234,260
Financials — 10.89%
American Express	11,136	1,939,891
Aon Class A	7,876	2,718,795
Blackstone	18,265	1,698,097
Capital One Financial	9,275	1,014,407
Discover Financial Services	10,844	1,267,121
Fiserv †	20,419	2,575,857
Intercontinental Exchange	19,027	2,151,573
JPMorgan Chase & Co.	12,335	1,794,003
KKR & Co.	34,713	1,943,928
Mastercard Class A	6,193	2,435,707
Morgan Stanley	25,927	2,214,166
Progressive	13,230	1,751,255
		23,504,800
Healthcare — 7.42%
Abbott Laboratories	12,470	1,359,480
Danaher	8,289	1,989,360
HCA Healthcare	14,888	4,518,210
UnitedHealth Group	13,266	6,376,170
Vertex Pharmaceuticals †	5,055	1,778,905
		16,022,125
Industrials — 5.84%
Airbus ADR	100,650	3,637,491
Equifax	10,931	2,572,064
Howmet Aerospace	37,985	1,882,537
Raytheon Technologies	18,919	1,853,305
United Rentals	5,968	2,657,968
		12,603,365
Information Technology — 19.67%
Apple	29,297	5,682,739
Applied Materials	23,113	3,340,753
Intuit	5,580	2,556,700
KLA	2,747	1,332,350
Microchip Technology	33,022	2,958,441
Microsoft	35,748	12,173,624
NVIDIA	4,122	1,743,688
Salesforce †	11,408	2,410,054
Seagate Technology Holdings	24,703	1,528,375
TE Connectivity	30,262	4,241,522
VeriSign †	13,033	2,945,067

26

	Number of
	shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Zebra Technologies Class A †	5,224	$1,545,416
		42,458,729
Materials — 3.46%
Crown Holdings	15,212	1,321,466
Linde	9,145	3,484,977
Sherwin-Williams	9,988	2,652,014
		7,458,457
Utilities — 1.69%
NextEra Energy	49,208	3,651,233
		3,651,233
Total Common Stocks (cost $124,686,957)		133,852,822

Exchange-Traded Funds — 3.96%
iShares 0-5 Year Investment Grade Corporate Bond ETF	43,276	2,086,336
iShares Latin America 40 ETF	21,741	590,703
iShares MSCI China ETF	16,322	730,246
iShares MSCI Emerging Markets Asia ETF	13,048	857,384
Vanguard Russell 2000 ETF	56,637	4,282,890
Total Exchange-Traded Funds (cost $8,746,558)		8,547,559

Short-Term Investments — 1.43%
Money Market Mutual Funds — 1.43%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.99%)	772,754	772,754
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 4.99%)	772,754	772,754
Goldman Sachs Financial Square Government Fund - Institutional Shares (seven-day effective yield 5.14%)	772,754	772,754
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class (seven-day effective yield 5.03%)	772,754	772,754
Total Short-Term Investments (cost $3,091,016)		3,091,016
Total Value of Securities—99.94% (cost $211,600,026)		$215,687,703

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $4,755,222, which represents 2.20% of the Portfolio's net assets. See Note 11 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
Ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
†	Non-income producing security.

27

Schedules of investments

Delaware Ivy VIP Balanced

The following futures contracts were outstanding at June 30, 2023:1

Futures Contracts
Exchange-Traded

	Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
90	US Treasury 5 yr Notes	$9,638,438	$9,833,763	9/29/23	$—	$(195,325)	$—
11	US Treasury 10 yr Notes	1,234,922	1,258,325	9/20/23	—	(23,403)	1,547
(22)	US Treasury 10 yr Ultra Notes	(2,605,625)	(2,637,023)	9/20/23	31,398	—	(6,531)
3	US Treasury Ultra Bonds	408,656	403,930	9/20/23	4,726	—	3,750
Total Futures Contracts			$8,858,995		$36,124	$(218,728)	$(1,234)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

DAC – Designated Activity Company

ETF – Exchange-Traded Fund

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

MSCI – Morgan Stanley Capital International

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

28

Delaware Ivy VIP Energy	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.41% ♦
Consumer Staples — 2.35%
Darling Ingredients †	31,992	$2,040,770
		2,040,770
Energy — 89.82%
BP ADR	55,567	1,960,959
Chesapeake Energy	59,065	4,942,559
Chord Energy	33,290	5,120,002
ConocoPhillips	54,519	5,648,714
Denbury †	53,144	4,584,201
Diamondback Energy	7,045	925,431
Enterprise Products Partners	41,581	1,095,659
Equinor	61,384	1,787,433
Hess	7,031	955,864
Kimbell Royalty Partners	189,726	2,790,869
Kosmos Energy †	138,851	831,718
Marathon Petroleum	27,961	3,260,253
Occidental Petroleum	100,362	5,901,286
Parex Resources	222,481	4,460,536
Peabody Energy	64,292	1,392,565
Permian Resources	366,159	4,013,103
Schlumberger	88,233	4,334,005
Shell	240,412	7,171,895
Sunrun †	54,301	969,816
Talos Energy †	69,958	970,317
Tourmaline Oil	85,989	4,051,658
Unit	66,226	3,170,901
Valaris †	58,747	3,696,949
Valero Energy	32,693	3,834,889
		77,871,582
Industrials — 4.58%
Generac Holdings †	10,330	1,540,513
Li-Cycle Holdings †	200,076	1,110,422
Net Power †	46,526	604,838
NuScale Power †	104,363	709,668
		3,965,441
Utilities — 0.66%
Spruce Power Holding †	703,273	570,917
		570,917
Total Common Stocks
(cost $86,225,015)		84,448,710

Master Limited Partnerships — 2.64%
Black Stone Minerals	113,040	1,802,988
Natural Resource Partners	9,125	481,252
Total Master Limited Partnerships
(cost $2,105,634)		2,284,240
Total Value of Securities—100.05%
(cost $88,330,649)		$86,732,950
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

ADR - American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

29

Schedules of investments

Delaware Ivy VIP Growth	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.65% ♦
Communication Services — 8.18%
Alphabet Class A †	321,312	$38,461,046
Alphabet Class C †	54,076	6,541,574
Electronic Arts	127,555	16,543,883
		61,546,503
Consumer Discretionary — 12.94%
Amazon.com †	332,116	43,294,642
Booking Holdings †	3,520	9,505,162
Ferrari	53,118	17,274,505
Home Depot	14,749	4,581,629
LVMH Moet Hennessy Louis Vuitton ADR	65,163	12,305,381
NIKE Class B	94,790	10,461,972
		97,423,291
Consumer Staples — 2.66%
Coca-Cola	315,956	19,026,870
Estee Lauder Class A	5,183	1,017,838
		20,044,708
Financials — 10.86%
Intercontinental Exchange	174,487	19,730,990
S&P Global	45,247	18,139,070
Visa Class A	184,925	43,915,989
		81,786,049
Healthcare — 11.98%
Cooper	37,043	14,203,398
Danaher	85,086	20,420,640
Intuitive Surgical †	35,759	12,227,432
UnitedHealth Group	58,964	28,340,457
Veeva Systems Class A †	39,830	7,875,586
Zoetis	41,269	7,106,934
		90,174,447
Industrials — 8.62%
Broadridge Financial Solutions	80,048	13,258,350
Equifax	67,265	15,827,454
JB Hunt Transport Services	64,393	11,657,065
TransUnion	98,634	7,726,001
Union Pacific	16,253	3,325,689
Verisk Analytics	30,263	6,840,346
Waste Connections	43,605	6,232,463
		64,867,368
Information Technology — 40.62%
Adobe †	24,830	12,141,622
Apple	318,450	61,769,746
Autodesk †	38,590	7,895,900
Intuit	37,941	17,384,187
Microsoft	301,290	102,601,297
Motorola Solutions	90,268	26,473,799
NVIDIA	81,611	34,523,085
Salesforce †	52,952	11,186,640
VeriSign †	140,919	31,843,466
		305,819,742
Real Estate — 3.79%
CoStar Group †	320,668	28,539,452
		28,539,452
Total Common Stocks (cost $485,157,653)		750,201,560

Short-Term Investments — 0.22%
Money Market Mutual Funds — 0.22%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.99%)	415,831	415,831
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 4.99%)	415,831	415,831
Goldman Sachs Financial Square Government Fund - Institutional Shares (seven-day effective yield 5.14%)	415,832	415,832
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class (seven-day effective yield 5.03%)	415,832	415,832
Total Short-Term Investments (cost $1,663,326)		1,663,326
Total Value of Securities—99.87% (cost $486,820,979)		$751,864,886

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

30

Delaware Ivy VIP High Income	June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 1.20%
New Cotai 5.00% exercise price $100.00, maturity date 2/2/27 =	3,485,632	$9,157,410
Total Convertible Bond (cost $3,373,733)		9,157,410

Corporate Bonds — 74.42%
Automotive — 1.54%
Ford Motor 4.75% 1/15/43	2,660,000	2,047,838
Ford Motor Credit
6.80% 5/12/28	4,130,000	4,138,268
7.35% 3/6/30	1,420,000	1,451,761
Goodyear Tire & Rubber 5.25% 7/15/31	4,740,000	4,122,971
		11,760,838
Basic Industry — 4.14%
Chemours 144A 5.75% 11/15/28 #	4,550,000	4,185,293
CP Atlas Buyer 144A 7.00% 12/1/28 #	1,146,000	900,899
First Quantum Minerals
144A 6.875% 10/15/27 #	2,736,000	2,673,113
144A 8.625% 6/1/31 #	5,615,000	5,761,720
FMG Resources August 2006
144A 5.875% 4/15/30 #	3,340,000	3,184,303
144A 6.125% 4/15/32 #	1,505,000	1,436,440
Novelis 144A 4.75% 1/30/30 #	6,240,000	5,551,491
Standard Industries 144A 3.375% 1/15/31 #	5,740,000	4,627,263
Vibrantz Technologies 144A 9.00% 2/15/30 #	4,410,000	3,384,543
		31,705,065
Capital Goods — 4.52%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	1,751,144	1,421,274
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	2,031,000	1,746,859
144A 4.00% 9/1/29 #	2,360,000	1,871,737
Bombardier
144A 6.00% 2/15/28 #	4,499,000	4,257,444
144A 7.50% 2/1/29 #	1,300,000	1,286,447
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	755,000	720,911
144A 8.75% 4/15/30 #	2,415,000	2,134,435
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	5,360,000	5,330,994
144A 9.25% 4/15/27 #	1,945,000	1,797,524
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	5,507,000	4,940,649
Sealed Air 144A 5.00% 4/15/29 #	2,175,000	2,026,078
TransDigm 5.50% 11/15/27	7,030,000	6,638,849
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	5,955,000	387,075
		34,560,276
Consumer Goods — 1.50%
Cerdia Finanz 144A 10.50% 2/15/27 #	3,160,000	3,111,909
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	6,450,000	5,128,621
Pilgrim's Pride 4.25% 4/15/31	3,775,000	3,240,780
		11,481,310
Electric — 2.41%
Calpine
144A 4.625% 2/1/29 #	3,295,000	2,783,804
144A 5.00% 2/1/31 #	370,000	306,491
144A 5.125% 3/15/28 #	5,470,000	4,888,987
Vistra
144A 7.00% 12/15/26 #, μ, ψ	8,025,000	7,010,841
144A 8.00% 10/15/26 #, μ, ψ	3,650,000	3,416,835
		18,406,958
Energy — 12.29%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	4,874,000	4,353,365
144A 7.00% 11/1/26 #	1,898,000	1,838,858
Bellatrix Exploration 12.50% 12/15/23 =	1,113,000	0
Callon Petroleum
144A 7.50% 6/15/30 #	2,445,000	2,310,115
144A 8.00% 8/1/28 #	5,090,000	5,038,663
CNX Midstream Partners 144A 4.75% 4/15/30 #	2,250,000	1,910,646
CNX Resources 144A 6.00% 1/15/29 #	6,420,000	5,957,035
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	1,636,000	1,552,564
144A 6.00% 2/1/29 #	850,000	794,550
144A 7.375% 2/1/31 #	3,455,000	3,409,451

31

Schedules of investments

Delaware Ivy VIP High Income

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
EQM Midstream Partners
144A 4.75% 1/15/31 #	10,319,000	$9,051,249
6.50% 7/15/48	1,170,000	1,059,890
Genesis Energy
7.75% 2/1/28	3,335,000	3,175,951
8.00% 1/15/27	5,255,000	5,129,466
Hilcorp Energy I
144A 6.00% 4/15/30 #	5,220,000	4,758,600
144A 6.00% 2/1/31 #	705,000	631,065
144A 6.25% 4/15/32 #	2,665,000	2,379,512
Murphy Oil 6.375% 7/15/28	8,268,000	8,157,404
NuStar Logistics
6.00% 6/1/26	4,126,000	4,022,881
6.375% 10/1/30	4,170,000	3,983,148
Occidental Petroleum 4.50% 7/15/44	1,030,000	791,138
Southwestern Energy
5.375% 2/1/29	760,000	716,425
5.375% 3/15/30	7,590,000	7,090,105
USA Compression Partners
6.875% 4/1/26	2,710,000	2,657,139
6.875% 9/1/27	5,090,000	4,865,477
Vital Energy 10.125% 1/15/28	2,876,000	2,822,866
Weatherford International 144A 8.625% 4/30/30 #	5,505,000	5,594,054
		94,051,617
Financial Services — 2.32%
AerCap Holdings 5.875% 10/10/79 μ	8,349,000	7,886,349
Air Lease 4.65% 6/15/26 μ, ψ	3,715,000	3,109,678
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	4,590,000	4,068,718
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	3,040,000	2,709,202
		17,773,947
Healthcare — 5.34%
AthenaHealth Group 144A 6.50% 2/15/30 #	2,060,000	1,735,839
Avantor Funding 144A 3.875% 11/1/29 #	4,315,000	3,781,789
Bausch Health 144A 6.125% 2/1/27 #	3,140,000	2,013,839
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	4,525,000	4,101,573
CHS
144A 4.75% 2/15/31 #	3,000,000	2,270,696
144A 5.25% 5/15/30 #	1,600,000	1,262,019
DaVita
144A 3.75% 2/15/31 #	2,425,000	1,941,958
144A 4.625% 6/1/30 #	1,475,000	1,267,892
Heartland Dental 144A 8.50% 5/1/26 #	509,000	456,630
Medline Borrower 144A 3.875% 4/1/29 #	4,981,000	4,333,511
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	1,509,000	1,118,086
Organon & Co. 144A 5.125% 4/30/31 #	6,670,000	5,511,850
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	2,936,000	2,173,853
Tenet Healthcare
4.375% 1/15/30	4,955,000	4,476,126
6.125% 10/1/28	3,025,000	2,915,071
144A 6.75% 5/15/31 #	1,475,000	1,480,436
		40,841,168
Insurance — 3.54%
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, >	6,179,978	5,716,479
HUB International 144A 5.625% 12/1/29 #	4,780,000	4,292,997
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	5,715,000	5,837,044
144A 10.50% 12/15/30 #	3,385,000	3,415,138
NFP
144A 6.875% 8/15/28 #	6,907,000	6,005,155
144A 7.50% 10/1/30 #	1,865,000	1,807,382
		27,074,195
Leisure — 6.27%
Boyd Gaming
4.75% 12/1/27	4,385,000	4,158,637
144A 4.75% 6/15/31 #	3,900,000	3,488,176
Caesars Entertainment 144A 8.125% 7/1/27 #	4,488,000	4,598,378
Carnival
144A 5.75% 3/1/27 #	7,663,000	7,061,569
144A 6.00% 5/1/29 #	3,186,000	2,847,549
144A 7.625% 3/1/26 #	4,148,000	4,066,384
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	2,414,000	2,259,742
144A 5.50% 4/1/28 #	8,914,000	8,321,528
Scientific Games Holdings 144A 6.625% 3/1/30 #	6,455,000	5,686,371
Scientific Games International 144A 7.25% 11/15/29 #	5,520,000	5,531,868
		48,020,202
32

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media — 8.54%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	4,400,000	$3,724,886
AMC Networks 4.25% 2/15/29	4,609,000	2,482,857
Arches Buyer 144A 6.125% 12/1/28 #	3,964,000	3,419,941
CCO Holdings 144A 4.50% 8/15/30 #	2,924,000	2,437,420
144A 4.75% 2/1/32 #	3,290,000	2,686,449
144A 6.375% 9/1/29 #	6,850,000	6,461,219
CMG Media 144A 8.875% 12/15/27 #	7,046,000	4,949,117
CSC Holdings 144A 4.625% 12/1/30 #	12,759,000	5,690,222
144A 5.00% 11/15/31 #	2,381,000	1,111,220
144A 5.75% 1/15/30 #	3,167,000	1,499,844
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	4,075,000	2,806,100
Directv Financing 144A 5.875% 8/15/27 #	6,662,000	6,041,170
DISH DBS 144A 5.75% 12/1/28 #	7,165,000	5,342,643
Gray Escrow II 144A 5.375% 11/15/31 #	5,459,000	3,624,190
Gray Television 144A 4.75% 10/15/30 #	5,150,000	3,497,957
Nexstar Media 144A 4.75% 11/1/28 #	4,400,000	3,821,973
Sirius XM Radio 144A 4.125% 7/1/30 #	7,045,000	5,758,968
		65,356,176
Retail — 3.98%
Asbury Automotive Group
4.50% 3/1/28	2,576,930	2,365,290
144A 4.625% 11/15/29 #	85,000	75,542
4.75% 3/1/30	4,450,930	3,960,036
144A 5.00% 2/15/32 #	85,000	74,099
Bath & Body Works 6.875% 11/1/35	6,070,000	5,563,238
Lithia Motors
144A 3.875% 6/1/29 #	1,666,000	1,449,370
144A 4.375% 1/15/31 #	1,271,000	1,098,268
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	6,302,000	5,874,421
Michaels
144A 5.25% 5/1/28 #	2,801,000	2,265,925
144A 7.875% 5/1/29 #	2,518,000	1,699,650
Murphy Oil USA 4.75% 9/15/29	985,000	905,225
PetSmart 144A 7.75% 2/15/29 #	5,149,000	5,121,906
		30,452,970
Services — 3.10%
CDW 3.569% 12/1/31	6,715,000	5,675,921
Staples
144A 7.50% 4/15/26 #	8,116,000	6,714,107
144A 10.75% 4/15/27 #	2,375,000	1,383,060
United Rentals North America 144A 6.00% 12/15/29 #	2,915,000	2,910,979
White Cap Buyer 144A 6.875% 10/15/28 #	4,435,000	4,025,139
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	3,126,000	2,997,725
		23,706,931
Technology & Electronics — 4.65%
Clarios Global 144A 8.50% 5/15/27 #	3,765,000	3,778,219
CommScope 144A 8.25% 3/1/27 #	2,310,000	1,851,183
CommScope Technologies 144A 6.00% 6/15/25 #	4,007,000	3,739,910
Entegris Escrow
144A 4.75% 4/15/29 #	2,121,000	1,970,952
144A 5.95% 6/15/30 #	5,825,000	5,589,828
Micron Technology 5.875% 9/15/33	3,740,000	3,708,069
NCR
144A 5.00% 10/1/28 #	2,287,000	2,043,641
144A 5.125% 4/15/29 #	4,402,000	3,901,011
144A 5.25% 10/1/30 #	782,000	681,011
144A 6.125% 9/1/29 #	983,000	984,707
Seagate HDD Cayman
5.75% 12/1/34	2,155,000	1,914,535
144A 8.25% 12/15/29 #	1,965,000	2,054,152
Sensata Technologies 144A 4.00% 4/15/29 #	3,805,000	3,390,957
		35,608,175
Telecommunications — 7.82%
Altice France
144A 5.125% 7/15/29 #	2,375,000	1,688,372
144A 5.50% 10/15/29 #	1,292,000	925,256
Altice France Holding 144A 6.00% 2/15/28 #	10,750,000	5,253,804
Connect Finco 144A 6.75% 10/1/26 #	8,039,000	7,815,648
33

Schedules of investments

Delaware Ivy VIP High Income

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Consolidated Communications
144A 5.00% 10/1/28 #		2,639,000	$1,983,472
144A 6.50% 10/1/28 #		7,638,000	6,034,020
Digicel International Finance 144A 8.75% 5/25/24 #		4,031,000	3,698,442
Frontier Communications Holdings
144A 5.00% 5/1/28 #		745,000	643,512
144A 5.875% 10/15/27 #		3,836,000	3,524,310
5.875% 11/1/29		1,011,498	739,415
144A 6.00% 1/15/30 #		805,000	592,867
144A 6.75% 5/1/29 #		3,287,000	2,553,425
144A 8.75% 5/15/30 #		1,080,000	1,056,536
Ligado Networks 144A PIK 15.50% 11/1/23 #, >>		9,681,924	3,727,541
Northwest Fiber 144A 4.75% 4/30/27 #		6,187,000	5,469,927
Sable International Finance 144A 5.75% 9/7/27 #		4,009,000	3,762,620
Telesat Canada
144A 5.625% 12/6/26 #		6,406,000	3,959,100
144A 6.50% 10/15/27 #		1,130,000	465,114
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		4,395,000	3,659,117
VZ Secured Financing 144A 5.00% 1/15/32 #		2,805,000	2,262,110
			59,814,608
Transportation — 2.46%
Air Canada 144A 3.875% 8/15/26 #		8,105,000	7,519,436
American Airlines 144A 5.75% 4/20/29 #		3,916,832	3,806,686
Azul Investments
144A 5.875% 10/26/24 #		1,470,000	1,243,090
144A 7.25% 6/15/26 #		877,000	697,729
Grupo Aeromexico 144A 8.50% 3/17/27 #		6,240,000	5,588,979
			18,855,920
Total Corporate Bonds (cost $631,834,716)			569,470,356

Municipal Bonds — 0.45%
GDB Debt Recovery Authority of Puerto Rico Revenue (Taxable) 7.50% 8/20/40		4,202,998	3,477,981
Total Municipal Bonds (cost $3,996,539)			3,477,981

Loan Agreements — 12.16%
Advantage Sales & Marketing 9.719% (LIBOR03M + 4.50%) 10/28/27 •		4,457,334	4,208,468
Amynta Agency Borrower 10.102% (SOFR01M + 5.00%) 2/28/28 •		7,320,000	7,137,000
Applied Systems 2nd Lien 11.992% (SOFR03M + 6.75%) 9/17/27 •		4,087,609	4,097,828
Clarios Global 8.852% (SOFR01M + 3.75%) 5/6/30 •		3,770,000	3,760,575
CNT Holdings I 2nd Lien 11.709% (SOFR03M + 6.75%) 11/6/28 •		2,060,000	1,977,600
CP Atlas Buyer 8.952% (SOFR01M + 3.75%) 11/23/27 •		4,352,892	4,106,684
Foresight Energy Operating Tranche A 13.342% (SOFR03M + 8.10%) 6/30/27 •		1,256,051	1,224,650
Form Technologies Tranche B 9.825% (SOFR03M + 4.60%) 7/22/25 •		11,822,251	11,053,804
Guardian US Holdco 9.045% (SOFR03M + 4.00%) 1/31/30 •		3,041,000	3,022,943
Heartland Dental 10.102% (SOFR01M + 5.00%) 4/28/28 •		3,064,622	2,959,658
Hexion Holdings 1st Lien 9.779% (SOFR03M + 4.65%) 3/15/29 •		895,950	848,113
Hexion Holdings 2nd Lien 12.627% (SOFR01M + 7.54%) 3/15/30 •		3,665,000	3,041,950
HUB International TBD 6/8/30 X		1,621,000	1,625,881
Hunter Douglas Holding Tranche B-1 8.666% (SOFR03M + 3.50%) 2/26/29 •		2,058,284	1,962,446
INDICOR 9.742% (SOFR03M + 4.50%) 11/22/29 •		6,812,925	6,793,767
Jones DesLauriers Insurance Management 1st Lien 9.293% (CDOR03M + 4.25%) 3/27/28 •	CAD	2,029,461	1,520,468
Jones DesLauriers Insurance Management 1st Lien 9.293% (CDOR03M + 4.25%) 3/27/28 •	CAD	462,244	346,312

34

	Principal amount°	Value (US $)
Loan Agreements (continued)
MLN US HoldCo 1st Lien 11.782% (SOFR03M + 6.70%) 10/18/27 •	8,256,075	$4,747,243
MLN US HoldCo Tranche B 14.332% (SOFR03M + 9.25%) 10/18/27 •	2,336,000	1,168,000
Northwest Fiber 1st Lien Tranche B-2 8.942% (SOFR01M + 3.86%) 4/30/27 •	1,927,362	1,885,924
PetsMart 8.952% (SOFR01M + 3.85%) 2/11/28 •	1,134,328	1,135,273
PMHC II 9.304% (SOFR03M + 4.25%) 4/23/29 •	862,827	762,986
Pre Paid Legal Services 2nd Lien 12.154% (LIBOR01M + 7.00%) 12/14/29 •	990,000	900,900
SPX Flow 9.702% (SOFR01M + 4.60%) 4/5/29 •	4,082,570	4,024,732
Swf Holdings I 9.217% (SOFR01M + 4.11%) 10/6/28 •	4,208,677	3,419,550
UKG 2nd Lien 10.271% (LIBOR03M + 5.25%) 5/3/27 •	7,900,000	7,667,937
Vantage Specialty Chemicals 1st Lien 9.897% (SOFR01M + 4.75%) 10/26/26 •	7,885,375	7,688,241
Total Loan Agreements (cost $99,308,245)		93,088,933

	Number of shares
Common Stocks — 1.75%
Basic Industry — 0.44%
BIS Industries Holdings =, †	1,604,602	0
Foresight Energy =, †	185,515	3,337,424
Westmoreland Coal =, †	573	8,590
		3,346,014
Consumer Discretionary — 0.83%
Studio City International Holdings †	581,459	4,034,570
Studio City International Holdings ADR †	335,692	2,329,266
		6,363,836
Consumer Goods — 0.00%
ASG Warrant =, †	1,200	0
		0
Energy — 0.00%
Sabine Oil & Gas Holdings =, †	263	326
		326
Financial Services — 0.42%
New Cotai =, †	3,072,567	3,228,884
		3,228,884
Retail — 0.06%
True Religion Apparel =, †	23	448,650
		448,650
Utilities — 0.00%
Larchmont Resources =, †	1,007	11,722
		11,722
Total Common Stocks (cost $41,152,461)		13,399,432

Preferred Stock — 0.02%
True Religion Apparel 6.25% =, ω	24	119,120
Total Preferred Stock (cost $392,060)		119,120

Exchange-Traded Funds — 4.01%
Invesco Senior Loan ETF	424,157	8,924,263
iShares iBoxx High Yield Corporate Bond ETF	290,000	21,770,300
Total Exchange-Traded Funds (cost $33,375,159)		30,694,563

Warrants — 0.01%
California Resources †	7,744	91,844
Total Warrants (cost $673,784)		91,844

Short-Term Investments — 4.53%
Money Market Mutual Funds — 4.53%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	8,658,903	8,658,903
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	8,658,903	8,658,903
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	8,658,903	8,658,903

35

Schedules of investments

Delaware Ivy VIP High Income

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	8,658,904	$8,658,904
Total Short-Term Investments (cost $34,635,613)		34,635,613
Total Value of Securities—98.55% (cost $848,742,310)		$754,135,252

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $453,497,552, which represents 59.26% of the Portfolio's net assets. See Note 11 in “Notes to financial statements."
>	PIK. 100% of the income received was in the form of cash.
‡	Non-income producing security. Security is currently in default.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
Y	Perpetual security. Maturity date represents next call date.
>>	PIK. 100% of the income received was in the form of principal.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after June 30, 2023, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
w	Perpetual security with no stated maturity date.

The following foreign currency exchange contracts were outstanding at June 30, 2023:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
TD	CAD	(1,740,000)	USD	1,301,010	8/25/23	$(13,641)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

CDOR03M – 3 Month Canadian Dollar Offered Rate

DAC – Designated Activity Company

ETF – Exchange-Traded Fund

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

PIK – Payment-in-kind

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

TBD – To be determined

TD – TD Bank

Summary of currencies:

CAD – Canadian Dollar

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

36

Delaware Ivy VIP International Core Equity	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.64%∆
Australia - 1.78%
Newcrest Mining	533,142	$9,510,408
		9,510,408
Austria - 1.33%
Mondi	465,792	7,106,322
		7,106,322
Brazil - 5.09%
Banco do Brasil	1,295,768	13,395,538
MercadoLibre †	11,665	13,818,359
		27,213,897
Canada - 5.94%
Canadian Pacific Kansas City	130,144	10,511,725
Dollarama	212,477	14,390,215
Suncor Energy	235,310	6,902,545
		31,804,485
China - 7.43%
Alibaba Group Holding ADR †	78,026	6,503,467
Budweiser Brewing APAC 144A #	2,613,100	6,761,817
H World Group ADR †	291,541	11,305,960
JD.com ADR	214,208	7,310,919
Tencent Holdings	186,000	7,886,620
		39,768,783
China/Hong Kong - 2.07%
China Mengniu Dairy †	2,012,000	7,603,931
SITC International Holdings	1,907,000	3,492,043
		11,095,974
Denmark - 5.18%
Ambu Class B †	406,613	6,665,761
AP Moller - Maersk Class A	1,188	2,071,517
AP Moller - Maersk Class B	3,318	5,833,866
Genmab †	34,694	13,147,558
		27,718,702
France - 12.55%
Airbus	88,404	12,781,604
BNP Paribas	131,667	8,308,972
L'Oreal	12,306	5,740,455
LVMH Moet Hennessy Louis Vuitton	11,587	10,925,525
Thales	84,239	12,621,437
TotalEnergies	157,433	9,037,384
Vinci	66,883	7,771,497
		67,186,874
Germany - 9.84%
Bayer	189,066	10,465,762
Deutsche Telekom	456,442	9,958,887
Heidelberg Materials	88,867	7,308,298
HelloFresh †	265,052	6,555,447
RWE	276,149	12,033,555
SAP	46,337	6,329,977
		52,651,926
Hong Kong - 1.84%
Prudential	697,565	9,851,986
		9,851,986
India - 5.97%
Axis Bank	942,177	11,368,641
Bharti Airtel	572,544	6,141,502
ICICI Bank	523,824	5,997,254
NTPC	3,660,758	8,454,845
		31,962,242
Japan - 12.58%
Asahi Group Holdings	202,000	7,837,566
Inpex	566,900	6,228,227
Mitsubishi UFJ Financial Group	1,548,000	11,410,422
Mitsui Chemicals	185,100	5,455,965
Nippon Telegraph & Telephone	4,095,000	4,845,639
Renesas Electronics †	673,200	12,704,842
Seven & i Holdings	213,100	9,206,380
Tokio Marine Holdings	416,822	9,609,235
		67,298,276
Netherlands - 5.44%
Adyen 144A #, †	1,613	2,793,180
ASML Holding	11,298	8,194,761
ING Groep	657,076	8,858,434
Shell	307,144	9,252,164
		29,098,539
Republic of Korea - 3.87%
LG	142,072	9,527,401
Samsung Electronics	203,477	11,204,111
		20,731,512
Spain - 1.74%
Banco Bilbao Vizcaya Argentaria	1,215,291	9,336,719
		9,336,719
Switzerland - 1.74%
Alcon	113,120	9,288,283
		9,288,283
Taiwan - 2.22%
Taiwan Semiconductor Manufacturing	643,000	11,878,353
		11,878,353
United Kingdom - 7.70%
AstraZeneca	42,453	6,085,819
AstraZeneca ADR	143,618	10,278,740

37

Schedules of investments

Delaware Ivy VIP International Core Equity

	Number of shares	Value (US $)
Common Stocks∆ (continued)
United Kingdom (continued)
Haleon	1,459,243	$5,989,419
HSBC Holdings	1,065,288	8,434,783
Reckitt Benckiser Group	138,613	10,416,888
		41,205,649
United States - 4.33%
Schlumberger	162,792	7,996,343
Seagate Technology Holdings	123,291	7,628,014
Stellantis	428,408	7,530,873
		23,155,230
Total Common Stocks
(cost $505,702,175)		527,864,160

Short-Term Investments – 1.22%
Money Market Mutual Funds – 1.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	1,632,376	1,632,376
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	1,632,376	1,632,376
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	1,632,377	1,632,377
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	1,632,377	1,632,377
Total Short-Term Investments
(cost $6,529,506)		6,529,506
Total Value of Securities-99.86%
(cost $512,231,681)		$534,393,666

∆	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 9 in “Security type / country and sector allocations.”
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $9,554,997, which represents 1.79% of the Portfolio's net assets. See Note 11 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

38

Delaware Ivy VIP Mid Cap Growth	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.23% ♦
Communication Services — 6.61%
Pinterest Class A †	509,317	$13,924,727
Shutterstock	44,765	2,178,712
Trade Desk Class A †	160,217	12,371,957
ZoomInfo Technologies †	220,183	5,590,446
		34,065,842
Consumer Discretionary — 14.70%
BorgWarner	251,251	12,288,687
Floor & Decor Holdings Class A †	84,482	8,782,749
Foot Locker	161,049	4,366,038
Fox Factory Holding †	26,838	2,912,191
Levi Strauss & Co. Class A	328,599	4,741,684
Lululemon Athletica †	21,300	8,062,050
National Vision Holdings †	169,755	4,123,349
On Holding Class A †	243,877	8,047,941
Petco Health & Wellness †	322,906	2,873,863
Pool	28,247	10,582,456
Vail Resorts	35,832	9,021,064
		75,802,072
Consumer Staples — 1.27%
Brown-Forman Class B	97,822	6,532,553
		6,532,553
Financials — 3.73%
Kinsale Capital Group	16,574	6,201,991
MarketAxess Holdings	49,889	13,041,982
		19,243,973
Healthcare — 18.84%
Agilent Technologies	53,721	6,459,950
Bio-Techne	100,999	8,244,549
Cooper	15,312	5,871,080
Dexcom ~, †	134,168	17,241,930
Edwards Lifesciences †	76,810	7,245,487
Envista Holdings †	223,229	7,554,069
Genmab ADR †	181,883	6,913,373
Inspire Medical Systems †	13,988	4,541,064
Intuitive Surgical †	32,630	11,157,502
Repligen †	57,927	8,194,354
Veeva Systems Class A †	28,814	5,697,392
West Pharmaceutical Services	20,886	7,988,269
		97,109,019
Industrials — 16.33%
A O Smith	108,101	7,867,591
Copart †	83,754	7,639,202
Fastenal ~	138,062	8,144,277
Generac Holdings †	57,720	8,607,784
HEICO Class A	74,832	10,521,379
Howmet Aerospace	117,214	5,809,126
Lincoln Electric Holdings	32,998	6,554,393
Paycom Software	31,809	10,218,323
Trex †	160,879	10,547,227
Westinghouse Air Brake Technologies	36,959	4,053,294
WillScot Mobile Mini Holdings †	88,847	4,245,998
		84,208,594
Information Technology — 31.80%
Arista Networks †	52,156	8,452,402
Coherent †	157,452	8,026,903
Crowdstrike Holdings Class A †	54,013	7,932,889
DocuSign †	130,984	6,691,973
DoubleVerify Holdings †	107,259	4,174,520
EngageSmart †	124,213	2,371,226
HubSpot †	12,300	6,544,707
Keysight Technologies †	50,729	8,494,571
Lattice Semiconductor †	46,181	4,436,609
Littelfuse	22,958	6,687,895
Marvell Technology	166,917	9,978,298
Microchip Technology	135,766	12,163,276
Monolithic Power Systems	27,866	15,054,049
Novanta †	41,241	7,592,468
Teradyne	94,859	10,560,653
Trimble †	140,078	7,415,729
Tyler Technologies †	24,844	10,346,781
Universal Display	55,379	7,981,775
Workday Class A †	31,323	7,075,553
Workiva †	65,823	6,691,566
Zebra Technologies Class A †	17,763	5,254,828
		163,928,671
Materials — 1.35%
Martin Marietta Materials	15,091	6,967,364
		6,967,364
Real Estate — 4.60%
CoStar Group ~, †	266,650	23,731,850
		23,731,850
Total Common Stocks
(cost $415,565,219)		511,589,938

Short-Term Investments — 0.92%
Money Market Mutual Funds — 0.92%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	1,191,135	1,191,135
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	1,191,135	1,191,135

39

Schedules of investments

Delaware Ivy VIP Mid Cap Growth

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	1,191,135	$1,191,135
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	1,191,135	1,191,135
Total Short-Term Investments
(cost $4,764,540)		4,764,540
Total Value of Securities—100.15%
(cost $420,329,759)		$516,354,478
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
~	All or portion of the security has been pledged as collateral for potential options written.

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

40

Delaware Ivy VIP Natural Resources	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust — 2.36%
Sprott Physical Uranium Trust †	186,808	$2,357,750
Total Closed-Ended Trust
(cost $2,398,385)		2,357,750

Common Stocks — 96.71% ♦
Basic Industry — 29.34%
Anglo American	98,821	2,813,781
CF Industries Holdings	58,456	4,058,015
ERO Copper †	154,185	3,119,198
Freeport-McMoRan	63,743	2,549,720
Hudbay Minerals	454,010	2,179,248
Kinross Gold	480,489	2,291,933
Newmont	111,657	4,763,288
Nutrien	57,184	3,376,715
Wheaton Precious Metals	96,973	4,191,173
		29,343,071
Consumer Discretionary — 0.59%
Spruce Power Holding †	726,875	590,077
		590,077
Consumer Staples — 7.91%
Archer-Daniels-Midland	29,730	2,246,399
Bunge	31,498	2,971,836
Darling Ingredients †	42,202	2,692,066
		7,910,301
Energy — 36.79%
BP ADR	86,046	3,036,563
Chesapeake Energy	34,681	2,902,106
Chord Energy	13,321	2,048,770
Denbury †	23,319	2,011,497
Kimbell Royalty Partners	216,118	3,179,096
Occidental Petroleum	51,292	3,015,970
Parex Resources	73,464	1,472,885
Permian Resources	153,005	1,676,935
Schlumberger	61,419	3,016,901
Shell	182,433	5,442,284
Sunrun †	56,278	1,005,125
Unit	56,738	2,716,615
Valaris †	23,926	1,505,663
Valero Energy	32,113	3,766,855
		36,797,265
Industrials — 7.61%
Arcosa	48,773	3,695,530
China Metal Recycling Holdings =, †	1,900,000	0
GrafTech International	220,002	1,108,810
Li-Cycle Holdings †	214,220	1,188,921
Net Power †	55,248	718,224
NuScale Power †	133,310	906,508
		7,617,993
Materials — 10.49%
Alcoa	75,889	2,574,914
Corteva	39,281	2,250,801
Endeavour Mining	59,138	1,420,239
Louisiana-Pacific	27,345	2,050,328
Sylvamo	30,787	1,245,334
United States Steel	37,891	947,654
		10,489,270
Real Estate Investment Trusts — 3.98%
Weyerhaeuser	118,977	3,986,919
		3,986,919
Total Common Stocks
(cost $104,109,981)		96,734,896

Short-Term Investments — 1.10%
Money Market Mutual Funds — 1.10%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	274,609	274,609
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	274,608	274,608
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	274,608	274,608
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	274,608	274,608
Total Short-Term Investments
(cost $1,098,433)		1,098,433
Total Value of Securities—100.17%
(cost $107,606,799)		$100,191,079

†	Non-income producing security.
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

41

Schedules of investments

Delaware Ivy VIP Science and Technology	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.04% ♦
Communication Services — 11.80%
Netflix †	30,832	$13,581,188
Pinterest Class A †	803,768	21,975,017
Take-Two Interactive Software †	48,347	7,114,745
T-Mobile US †	152,325	21,157,942
		63,828,892
Consumer Discretionary — 9.95%
Amazon.com †	303,310	39,539,492
Etsy †	74,415	6,296,253
Luminar Technologies †	663,455	4,564,570
MercadoLibre †	2,900	3,435,340
		53,835,655
Financials — 5.64%
Adyen 144A #, †	4,654	8,059,182
Mastercard Class A	37,579	14,779,821
Shift4 Payments Class A †	112,955	7,670,774
		30,509,777
Healthcare — 7.23%
Danaher	38,880	9,331,200
Intuitive Surgical †	30,514	10,433,957
Ionis Pharmaceuticals †	125,791	5,161,205
Vertex Pharmaceuticals †	24,174	8,507,072
West Pharmaceutical Services	14,919	5,706,070
		39,139,504
Industrials — 2.61%
Copart †	59,449	5,422,343
WNS Holdings ADR †	118,311	8,721,887
		14,144,230
Information Technology — 59.81%
Ambarella †	124,143	10,387,045
Analog Devices	73,704	14,358,276
Apple	133,242	25,844,951
ASML Holding	33,519	24,292,895
Autodesk †	48,399	9,902,919
Broadcom	17,095	14,828,716
Cadence Design Systems †	57,642	13,518,202
CDW	29,482	5,409,947
Flex †	119,471	3,302,178
Intuit	28,655	13,129,435
Keysight Technologies †	29,542	4,946,808
Lam Research	10,931	7,027,103
Microchip Technology	166,125	14,883,139
Micron Technology	138,548	8,743,764
Microsoft	144,948	49,360,592
NVIDIA	64,432	27,256,025
ON Semiconductor †	144,133	13,632,099
Salesforce †	18,865	3,985,420
Seagate Technology Holdings	331,753	20,525,558
VeriSign †	35,652	8,056,282
Workday Class A †	59,288	13,392,566
Zebra Technologies Class A †	57,018	16,867,635
		323,651,555
Total Common Stocks
(cost $431,522,550)		525,109,613

Short-Term Investments — 3.08%
Money Market Mutual Funds — 3.08%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	4,168,567	4,168,567
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	4,168,567	4,168,567
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	4,168,566	4,168,566
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	4,168,568	4,168,568
Total Short-Term Investments
(cost $16,674,268)		16,674,268
Total Value of Securities—100.12%
(cost $448,196,818)		$541,783,881
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $8,059,182, which represents 1.49% of the Portfolio's net assets. See Note 11 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

42

Delaware Ivy VIP Small Cap Growth	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.42%
Communication Services — 2.61%
IMAX †	132,372	$2,249,000
Iridium Communications	54,372	3,377,589
		5,626,589
Consumer Discretionary — 12.96%
Boot Barn Holdings †	41,343	3,501,339
First Watch Restaurant Group †	70,026	1,183,440
Fox Factory Holding †	15,255	1,655,320
Marriott Vacations Worldwide	12,894	1,582,352
Meritage Homes	20,289	2,886,516
Monarch Casino & Resort	17,171	1,209,697
Red Rock Resorts Class A	94,821	4,435,726
Texas Roadhouse	44,658	5,014,200
Visteon †	22,917	3,291,110
Wingstop	15,944	3,191,351
		27,951,051
Consumer Staples — 2.35%
BellRing Brands †	49,179	1,799,952
Duckhorn Portfolio †	57,461	745,269
MGP Ingredients	23,790	2,528,401
		5,073,622
Energy — 3.71%
Cactus Class A	66,394	2,809,794
SM Energy	37,876	1,198,018
Weatherford International †	60,065	3,989,517
		7,997,329
Financials — 7.41%
Flywire †	79,675	2,473,112
Houlihan Lokey	34,644	3,405,852
Kinsale Capital Group	13,215	4,945,053
Seacoast Banking	75,634	1,671,511
Shift4 Payments Class A †	51,294	3,483,376
		15,978,904
Healthcare — 22.40%
Acadia Healthcare †	47,926	3,816,827
Axonics †	35,267	1,779,925
CryoPort †	136,404	2,352,969
Cytek Biosciences †	116,692	996,550
Evolent Health Class A †	129,243	3,916,063
Halozyme Therapeutics †	65,499	2,362,549
Harmony Biosciences Holdings †	83,494	2,938,154
Inmode †	110,782	4,137,708
Insmed †	88,939	1,876,613
Pacira BioSciences †	66,766	2,675,314
Penumbra †	9,451	3,251,711
Progyny †	136,310	5,362,435
PTC Therapeutics †	25,675	1,044,202
R1 RCM †	193,528	3,570,591
TransMedics Group †	47,980	4,029,360
Vericel †	111,586	4,192,286
		48,303,257
Industrials — 21.13%
AAON	20,466	1,940,381
Casella Waste Systems Class A †	27,020	2,443,959
CBIZ †	79,850	4,254,408
Chart Industries †	4,844	774,023
Clean Harbors †	34,986	5,752,748
EnerSys	37,382	4,056,695
Federal Signal	56,633	3,626,211
Kirby †	52,208	4,017,405
Parsons †	89,785	4,322,250
Paycor HCM †	169,678	4,016,278
Saia †	8,683	2,973,146
Shoals Technologies Group Class A †	138,528	3,540,776
SiteOne Landscape Supply †	22,909	3,834,050
		45,552,330
Information Technology — 22.78%
Allegro MicroSystems †	109,711	4,952,354
Belden	24,628	2,355,668
Box Class A †	111,212	3,267,409
Calix †	57,113	2,850,510
CyberArk Software †	33,445	5,228,457
DoubleVerify Holdings †	181,054	7,046,622
Instructure Holdings †	94,083	2,367,128
Jamf Holding †	59,967	1,170,556
Onto Innovation †	22,685	2,642,122
Power Integrations	24,779	2,345,828
Rambus †	21,243	1,363,163
Silicon Laboratories †	8,073	1,273,435
Smartsheet Class A †	79,230	3,031,340
Sprout Social Class A †	65,269	3,012,817
Super Micro Computer †	10,167	2,534,125
Tenable Holdings †	84,191	3,666,518
		49,108,052
Materials — 2.26%
ATI †	110,235	4,875,694
		4,875,694
Real Estate — 0.81%
Ryman Hospitality Properties	18,897	1,755,909
		1,755,909
Total Common Stocks
(cost $209,290,273)		212,222,737

Short-Term Investments — 1.76%
Money Market Mutual Funds — 1.76%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	949,166	949,166
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	949,166	949,166

43

Schedules of investments

Delaware Ivy VIP Small Cap Growth

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	949,167	$949,167
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	949,167	949,167
Total Short-Term Investments
(cost $3,796,666)		3,796,666
Total Value of Securities—100.18%
(cost $213,086,939)		$216,019,403

†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

44

Delaware Ivy VIP Smid Cap Core	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.39%
Basic Materials — 7.96%
Beacon Roofing Supply †	26,288	$2,181,378
Boise Cascade	21,631	1,954,361
Huntsman	100,285	2,709,701
Kaiser Aluminum	13,723	983,116
Minerals Technologies	31,083	1,793,178
Reliance Steel & Aluminum	9,228	2,506,232
Westrock	32,481	944,223
Worthington Industries	29,142	2,024,495
		15,096,684
Business Services — 5.64%
ABM Industries	28,544	1,217,402
Aramark	55,314	2,381,268
ASGN †	19,425	1,469,113
Casella Waste Systems Class A †	11,725	1,060,526
Clean Harbors †	10,308	1,694,944
WillScot Mobile Mini Holdings †	59,995	2,867,161
		10,690,414
Capital Goods — 12.59%
Ameresco Class A †	15,214	739,857
Barnes Group	11,433	482,358
Carlisle	6,244	1,601,773
Chart Industries †	3,768	602,089
Coherent †	29,763	1,517,318
Federal Signal	21,267	1,361,726
Gates Industrial †	39,397	531,072
Graco	17,785	1,535,735
Kadant	4,141	919,716
KBR	25,350	1,649,271
Lincoln Electric Holdings	11,318	2,248,094
MasTec †	16,703	1,970,453
Quanta Services	18,543	3,642,773
Tetra Tech	8,807	1,442,058
WESCO International	13,201	2,363,771
Zurn Elkay Water Solutions	46,888	1,260,818
		23,868,882
Consumer Discretionary — 4.83%
BJ's Wholesale Club Holdings †	21,602	1,361,142
Dick's Sporting Goods	16,917	2,236,258
Five Below †	11,447	2,249,793
Malibu Boats Class A †	24,712	1,449,606
Steven Madden	56,705	1,853,687
		9,150,486
Consumer Services — 2.43%
Brinker International †	26,279	961,811
Jack in the Box	9,163	893,667
Texas Roadhouse	14,063	1,578,994
Wendy's	54,257	1,180,090
		4,614,562
Consumer Staples — 3.35%
Casey's General Stores	11,279	2,750,723
Helen of Troy †	7,417	801,184
J & J Snack Foods	9,484	1,501,886
YETI Holdings †	33,667	1,307,626
		6,361,419
Credit Cyclicals — 4.07%
BorgWarner	35,122	1,717,817
Dana	43,132	733,244
KB Home	18,073	934,555
La-Z-Boy	29,459	843,706
Taylor Morrison Home †	26,070	1,271,434
Toll Brothers	28,028	2,216,174
		7,716,930
Energy — 4.13%
Chesapeake Energy	34,213	2,862,944
Liberty Energy	255,246	3,412,639
Southwestern Energy †	258,000	1,550,580
		7,826,163
Financials — 12.13%
Axis Capital Holdings	30,178	1,624,482
Columbia Banking System	61,198	1,241,095
East West Bancorp	40,456	2,135,672
Essent Group	38,960	1,823,328
Hamilton Lane Class A	15,906	1,272,162
Kemper	30,460	1,470,000
NMI Holdings Class A †	38,101	983,768
Primerica	17,842	3,528,434
Reinsurance Group of America	14,138	1,960,799
SouthState	19,756	1,299,945
Stifel Financial	32,356	1,930,682
Valley National Bancorp	120,965	937,479
Webster Financial	45,246	1,708,036
WSFS Financial	28,936	1,091,466
		23,007,348
Healthcare — 14.44%
Amicus Therapeutics †	79,514	998,696
Azenta †	17,572	820,261
Bio-Techne	19,080	1,557,500
Blueprint Medicines †	19,043	1,203,518
Catalent †	20,121	872,447
Encompass Health	23,186	1,569,924
Exact Sciences †	15,995	1,501,930
Halozyme Therapeutics †	39,020	1,407,451
ICON †	6,738	1,685,848
Insmed †	42,685	900,654
Inspire Medical Systems †	6,137	1,992,316
Intra-Cellular Therapies †	11,272	713,743
Lantheus Holdings †	10,160	852,627
Ligand Pharmaceuticals †	13,704	988,058
Natera †	26,047	1,267,447
Neurocrine Biosciences †	17,290	1,630,447
OmniAb †	80,945	407,153
OmniAb 12.5 =, †	3,816	0
OmniAb 15 =, †	3,816	0
PTC Therapeutics †	14,026	570,437
QuidelOrtho †	9,851	816,254

45

Schedules of investments

Delaware Ivy VIP Smid Cap Core

	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Repligen †	9,326	$1,319,256
Shockwave Medical †	6,571	1,875,429
Supernus Pharmaceuticals †	32,951	990,507
Travere Therapeutics †	41,257	633,708
Ultragenyx Pharmaceutical †	17,436	804,323
		27,379,934
Media — 1.98%
IMAX †	57,162	971,182
Interpublic Group	48,684	1,878,229
Nexstar Media Group	5,457	908,863
		3,758,274
Real Estate Investment Trusts — 6.06%
Brixmor Property Group	82,481	1,814,582
Camden Property Trust	14,678	1,597,994
DiamondRock Hospitality	73,368	587,678
EastGroup Properties	7,545	1,309,812
First Industrial Realty Trust	36,451	1,918,781
Kite Realty Group Trust	75,857	1,694,645
National Storage Affiliates Trust	24,028	836,895
Pebblebrook Hotel Trust	52,599	733,230
Physicians Realty Trust	70,900	991,891
		11,485,508
Technology — 13.62%
Box Class A †	17,419	511,770
DoubleVerify Holdings †	12,341	480,312
Dynatrace †	24,529	1,262,508
ExlService Holdings †	15,708	2,372,850
Guidewire Software †	14,894	1,133,136
MACOM Technology Solutions Holdings †	19,731	1,292,972
MaxLinear †	32,637	1,030,024
Paycom Software	1,559	500,813
Procore Technologies †	18,753	1,220,258
PTC †	18,074	2,571,930
Q2 Holdings †	24,648	761,623
Rapid7 †	13,637	617,483
Regal Rexnord	8,941	1,376,020
Semtech †	36,923	940,060
Silicon Laboratories †	7,750	1,222,485
Smartsheet Class A †	30,976	1,185,142
Sprout Social Class A †	12,942	597,403
SPS Commerce †	2,565	492,634
Tyler Technologies †	941	391,898
Varonis Systems †	38,702	1,031,408
WNS Holdings ADR †	25,416	1,873,667
Workiva †	8,706	885,052
Yelp †	28,790	1,048,244
Ziff Davis †	14,798	1,036,748
		25,836,440
Transportation — 3.52%
Allegiant Travel †	8,210	1,036,759
Kirby †	24,155	1,858,727
Knight-Swift Transportation
Holdings	34,290	1,905,152
Werner Enterprises	42,255	1,866,826
		6,667,464
Utilities — 1.64%
Black Hills	26,557	1,600,325
Spire	23,682	1,502,386
		3,102,711
Total Common Stocks
(cost $189,768,868)		186,563,219

Short-Term Investments — 1.75%
Money Market Mutual Funds — 1.75%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	829,039	829,039
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	829,041	829,041
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	829,041	829,041
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	829,041	829,041
Total Short-Term Investments
(cost $3,316,162)		3,316,162
Total Value of Securities—100.14%
(cost $193,085,030)		$189,879,381

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

46

Statements of assets and liabilities	June 30, 2023 (Unaudited)
	Delaware Ivy VIP Asset Strategy[f]	Delaware Ivy VIP Balanced	Delaware Ivy VIP Energy	Delaware Ivy VIP Growth
Assets:
Investments of unaffiliated issuers, at value*	$544,661,569	$215,687,703	$86,732,950	$751,864,886
Investments of affiliated issuers, at value**	433,850	—	—	—
Cash	358,447	47,957	—	—
Cash collateral due from broker on futures contracts	475,090	136,697	—	—
Bullion at value‡	27,769,359	—	—	—
Receivable for securities sold	1,823,516	45,001	3,446,935	3,165,384
Dividend and interest receivable	1,559,467	600,264	80,539	364,962
Foreign tax reclaims receivable	310,602	14,295	24,097	16,740
Receivable for portfolio shares sold	45,053	253	3,627	24,661
Variation margin due from broker on futures contracts	14,938	—	—	—
Other assets	1,443	681	123	2,256
Total Assets	577,453,334	216,532,851	90,288,271	755,438,889
Liabilities:
Due to custodian	156	—	3,327,927	—
Payable for securities purchased	1,769,916	187,183	—	1,191,372
Other accrued expenses	487,291	269,769	143,095	211,626
Accrued capital gains taxes on appreciated securities	451,338	—	—	—
Investment management fees payable to affiliates	218,195	99,683	64,683	424,952
Payable for portfolio shares redeemed	174,410	57,486	33,024	483,954
Distribution fees payable to affiliates	116,815	43,720	18,927	151,769
Administration expenses payable to affiliates	102,025	47,756	7,023	125,887
Variation margin due to broker on future contracts	—	1,234	—	—
Total Liabilities	3,320,146	706,831	3,594,679	2,589,560
Total Net Assets	$574,133,188	$215,826,020	$86,693,592	$752,849,329

Net Assets Consist of:
Paid-in capital	$573,977,631	$216,647,588	$98,110,941	$452,662,725
Total distributable earnings (loss)	155,557	(821,568)	(11,417,349)	300,186,604
Total Net Assets	$574,133,188	$215,826,020	$86,693,592	$752,849,329
47

Statements of assets and liabilities

	Delaware Ivy VIP Asset Strategy[f]	Delaware Ivy VIP Balanced	Delaware Ivy VIP Energy	Delaware Ivy VIP Growth
Net Asset Value

Class I:
Net assets	$1,088,987	$—	$484,832	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	129,148	—	97,916	—
Net asset value per share	$8.43	$—	$4.95	$—

Class II:
Net assets	$573,044,201	$215,826,020	$86,208,760	$752,849,329
Shares of beneficial interest outstanding, unlimited authorization, no par	68,050,542	42,450,545	17,380,837	82,252,261
Net asset value per share	$8.42	$5.08	$4.96	$9.15

*Investments of unaffiliated issuers, at cost	$514,886,634	$211,600,026	$88,330,649	$486,820,979
**Investments of affiliated issuers, at cost	33,818,360	—	—	—
‡Bullion, at cost	17,562,017	—	—	—

fConsolidated statement of assets and liabilities

See accompanying notes, which are an integral part of the financial statements.

48

	Delaware Ivy VIP High Income	Delaware Ivy VIP International Core Equity	Delaware Ivy VIP Mid Cap Growth	Delaware Ivy VIP Natural Resources
Assets:
Investments, at value*	$754,135,252	$534,393,666	$516,354,478	$100,191,079
Cash	943,189	1,523	—	46,561
Foreign currencies, at valueΔ	99,566	77,789	—	—
Dividend and interest receivable	11,792,635	526,034	173,312	52,280
Receivable for securities sold	2,365,377	—	839,614	—
Receivable for portfolio shares sold	1,012,967	2,230	204,831	55,163
Foreign tax reclaims receivable	7,602	1,521,389	—	20,943
Reimbursement from affiliates	—	20,014	—	—
Other assets	2,347	—	1,185	167
Total Assets	770,358,935	536,542,645	517,573,420	100,366,193
Liabilities:
Payable for securities purchased	3,769,786	—	1,296,989	—
Investment management fees payable to affiliates	384,537	374,734	320,214	69,096
Other accrued expenses	369,182	144,308	104,281	226,744
Payable for portfolio shares redeemed	342,008	186,150	183,840	19,274
Distribution fees payable to affiliates	152,855	109,484	81,005	20,322
Administration expenses payable to affiliates	104,830	88,436	25,619	10,529
Unrealized depreciation on foreign currency exchange contracts	13,641	—	—	—
Accrued capital gains taxes on appreciated securities	—	515,359	—	—
Total Liabilities	5,136,839	1,418,471	2,011,948	345,965
Total Net Assets	$765,222,096	$535,124,174	$515,561,472	$100,020,228

Net Assets Consist of:
Paid-in capital	$998,754,055	$515,645,530	$410,682,476	$143,913,935
Total distributable earnings (loss)	(233,531,959)	19,478,644	104,878,996	(43,893,707)
Total Net Assets	$765,222,096	$535,124,174	$515,561,472	$100,020,228
49

Statements of assets and liabilities

	Delaware Ivy VIP High Income	Delaware Ivy VIP International Core Equity	Delaware Ivy VIP Mid Cap Growth	Delaware Ivy VIP Natural Resources
Net Asset Value

Class I:
Net assets	$15,133,386	$—	$103,427,869	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	5,464,526	—	10,307,984	—
Net asset value per share	$2.77	$—	$10.03	$—

Class II:
Net assets	$750,088,710	$535,124,174	$412,133,603	$100,020,228
Shares of beneficial interest outstanding, unlimited authorization, no par	271,451,063	34,629,199	41,756,749	21,958,835
Net asset value per share	$2.76	$15.45	$9.87	$4.55

*Investments, at cost	$848,742,310	$512,231,681	$420,329,759	$107,606,799
ΔForeign currencies, at cost	103,024	76,942	—	—

See accompanying notes, which are an integral part of the financial statements.

50

	Delaware Ivy VIP Science and Technology	Delaware Ivy VIP Small Cap Growth	Delaware Ivy VIP Smid Cap Core
Assets:
Investments, at value*	$541,783,881	$216,019,403	$189,879,381
Dividend and interest receivable	274,582	34,473	140,375
Foreign tax reclaims receivable	95,030	—	—
Receivable for portfolio shares sold	30,736	9,189	1,131
Receivable for securities sold	—	832,259	—
Other assets	1,311	878	—
Total Assets	542,185,540	216,896,202	190,020,887
Liabilities:
Investment management fees payable to affiliates	368,012	133,988	129,562
Payable for portfolio shares redeemed	319,956	154,027	31,760
Other accrued expenses	174,642	136,656	177,757
Distribution fees payable to affiliates	107,857	38,976	38,106
Administration expenses payable to affiliates	91,448	59,001	25,718
Payable for securities purchased	—	751,974	—
Total Liabilities	1,061,915	1,274,622	402,903
Total Net Assets	$541,123,625	$215,621,580	$189,617,984

Net Assets Consist of:
Paid-in capital	$435,942,610	$223,889,306	$193,873,727
Total distributable earnings (loss)	105,181,015	(8,267,726)	(4,255,743)
Total Net Assets	$541,123,625	$215,621,580	$189,617,984
51

Statements of assets and liabilities

	Delaware Ivy VIP Science and Technology	Delaware Ivy VIP Small Cap Growth	Delaware Ivy VIP Smid Cap Core
Net Asset Value

Class I:
Net assets	$1,961,049	$19,983,372	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	92,226	3,446,745	—
Net asset value per share	$21.26	$5.80	$—

Class II:
Net assets	$539,162,576	$195,638,208	$189,617,984
Shares of beneficial interest outstanding, unlimited authorization, no par	25,772,557	34,293,423	17,655,679
Net asset value per share	$20.92	$5.70	$10.74

*Investments, at cost	$448,196,818	$213,086,939	$193,085,030

See accompanying notes, which are an integral part of the financial statements.

52

Statements of operations

Six months ended June 30, 2023 (Unaudited)

	Delaware Ivy VIP Asset Strategy[f]	Delaware Ivy VIP Balanced	Delaware Ivy VIP Energy	Delaware Ivy VIP Growth
Investment Income:
Dividends	$4,262,731	$1,020,551	$2,881,404	$2,621,187
Interest	3,601,615	1,531,698	—	—
Interest from affiliated fund	81,229	—	—	—
Securities lending income	18,571	8,046	62,800	13,583
Foreign tax withheld	(283,309)	(7,565)	(83,564)	(47,325)
	7,680,837	2,552,730	2,860,640	2,587,445

Expenses:
Investment advisory fees	2,000,563	737,077	454,243	2,388,753
Distribution expenses — Class II	713,176	263,242	132,980	853,126
Trustees’ fees and expenses	278,669	168,549	102,026	62,935
Accounting and administration expenses	85,521	45,528	25,584	99,545
Reports and statements to shareholders servicing expenses	27,414	6,746	8,190	7,083
Audit and tax fees	22,091	19,861	12,992	12,992
Custodian fees	17,816	3,113	2,199	7,412
Legal fees	2,601	411	297	2,239
Dividend disbursing and transfer agent fees and expenses	28	10	4,721	27,163
Registration fees	4	4	4	4
Other	9,050	12,524	20,581	4,522
	3,156,933	1,257,065	763,817	3,465,774
Less expenses waived	(670,632)	(50,174)	—	—
Less expenses paid indirectly	(1)	(1)	(1)	—
Total operating expenses	2,486,300	1,206,890	763,816	3,465,774
Net Investment Income (Loss)	5,194,537	1,345,840	2,096,824	(878,329)
53

Statements of operations

	Delaware Ivy VIP Asset Strategy[f]	Delaware Ivy VIP Balanced	Delaware Ivy VIP Energy	Delaware Ivy VIP Growth
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$(5,155,893)	$(2,371,285)	$4,320,188	$36,267,725
Affiliated investments	9,220	—	—	—
Foreign currencies	36,128	—	12,796	(1,436)
Foreign currency exchange contracts	(144,776)	—	(16,651)	1,433
Futures contracts	284,612	50,113	—	—
Options written	(547)	21,535	—	—
Swap contracts	44,680	15,703	—	—
Net realized gain (loss)	(4,926,576)	(2,283,934)	4,316,333	36,267,722

Net change in unrealized appreciation (depreciation) on:
Investments[1]	40,708,512	20,012,551	(9,581,773)	131,858,500
Affiliated investments	(400,067)	—	—	—
Foreign currencies	(54)	—	(187)	—
Futures contracts	(488,544)	(183,619)	—	—
Net change in unrealized appreciation (depreciation)	39,819,847	19,828,932	(9,581,960)	131,858,500
Net Realized and Unrealized Gain (Loss)	34,893,271	17,544,998	(5,265,627)	168,126,222
Net Increase (Decrease) in Net Assets Resulting from Operations	$40,087,808	$18,890,838	$(3,168,803)	$167,247,893

1 Includes $451,338 increase in capital gains tax accrued for Delaware Ivy VIP Asset Strategy

fConsolidated statement of operations

See accompanying notes, which are an integral part of the financial statements.

54

	Delaware Ivy VIP High Income	Delaware Ivy VIP International Core Equity	Delaware Ivy VIP Mid Cap Growth	Delaware Ivy VIP Natural Resources
Investment Income:
Interest	$28,489,358	$—	$—	$—
Dividends	2,026,314	11,888,438	1,358,192	1,740,794
Securities lending income	272,362	29,206	5,335	56,214
Foreign tax withheld	—	(1,272,476)	—	(22,967)
	30,788,034	10,645,168	1,363,527	1,774,041

Expenses:
Investment advisory fees	2,326,917	2,252,925	2,037,040	447,117
Distribution expenses — Class II	925,006	662,625	473,362	131,505
Trustees’ fees and expenses	256,299	5,206	39,897	163,442
Accounting and administration expenses	100,990	77,209	77,400	26,752
Legal fees	36,310	1,160	1,265	393
Dividend disbursing and transfer agent fees and expenses	29,323	17,852	1	4,415
Audit and tax fees	19,861	14,080	13,036	14,152
Reports and statements to shareholders servicing expenses	16,659	12,449	9,410	11,495
Custodian fees	8,777	40,425	7,379	3,734
Investment interest expense	785	—	—	—
Registration fees	4	4	4	4
Other	20,081	13,737	4,264	14,149
	3,741,012	3,097,672	2,663,058	817,158
Less expenses waived	—	—	(153,135)	—
Less expenses paid indirectly	(1)	—	(1)	—
Total operating expenses	3,741,011	3,097,672	2,509,922	817,158
Net Investment Income (Loss)	27,047,023	7,547,496	(1,146,395)	956,883

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	(28,975,078)	(1,611,860)	10,120,363	2,579,425
Foreign currencies	(380,815)	(244,825)	—	(6,009)
Foreign currency exchange contracts	118,523	121,101	—	2,045
Net realized gain (loss)	(29,237,370)	(1,735,584)	10,120,363	2,575,461

Net change in unrealized appreciation (depreciation) on:
Investments[1]	38,423,307	47,565,422	72,540,997	(5,841,833)
Foreign currencies	(3,847)	61,234	—	239
Foreign currency exchange contracts	(97,821)	15,806	—	137
Net change in unrealized appreciation (depreciation)	38,321,639	47,642,462	72,540,997	(5,841,457)
Net Realized and Unrealized Gain (Loss)	9,084,269	45,906,878	82,661,360	(3,265,996)
Net Increase (Decrease) in Net Assets Resulting from Operations	$36,131,292	$53,454,374	$81,514,965	$(2,309,113)

1 Includes $515,359 increase in capital gains tax accrued for Delaware Ivy VIP International Core Equity.

See accompanying notes, which are an integral part of the financial statements.

55

Statements of operations

	Delaware Ivy VIP Science and Technology	Delaware Ivy VIP Small Cap Growth	Delaware Ivy VIP Smid Cap Core
Investment Income:
Dividends	$2,159,599	$711,961	$1,431,187
Securities lending income	20,669	11,470	2,950
Foreign tax withheld	(18,478)	—	—
	2,161,790	723,431	1,434,137

Expenses:
Investment advisory fees	2,096,520	881,240	769,065
Distribution expenses — Class II	614,618	235,402	226,196
Accounting and administration expenses	76,793	50,494	36,149
Trustees’ fees and expenses	30,203	30,402	82,091
Dividend disbursing and transfer agent fees and expenses	18,841	1	5,946
Audit and tax fees	13,036	15,267	13,035
Reports and statements to shareholders servicing expenses	10,201	14,035	6,867
Custodian fees	8,467	4,429	7,046
Legal fees	3,305	1,289	492
Registration fees	4	4	4
Other	3,619	3,138	9,893
	2,875,607	1,235,701	1,156,784
Less expenses waived	—	(78,587)	—
Less expenses paid indirectly	(1)	(1)	—
Total operating expenses	2,875,606	1,157,113	1,156,784
Net Investment Income (Loss)	(713,816)	(433,682)	277,353

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,506,097	(8,537,356)	(991,959)
Foreign currencies	13,291	—	—
Foreign currency exchange contracts	(19,311)	—	—
Net realized gain (loss)	12,500,077	(8,537,356)	(991,959)

Net change in unrealized appreciation (depreciation) on:
Investments	99,649,849	32,934,286	12,281,113
Foreign currencies	703	—	—
Net change in unrealized appreciation (depreciation)	99,650,552	32,934,286	12,281,113
Net Realized and Unrealized Gain (Loss)	112,150,629	24,396,930	11,289,154
Net Increase (Decrease) in Net Assets Resulting from Operations	$111,436,813	$23,963,248	$11,566,507

See accompanying notes, which are an integral part of the financial statements.

56

Statements of changes in net assets

Ivy Variable Insurance Portfolios

	Delaware Ivy VIP Asset Strategy[f]		Delaware Ivy VIP Balanced
	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,194,537	$7,465,803	$1,345,840	$1,640,867
Net realized gain (loss)	(4,926,576)	25,416,540	(2,283,934)	(3,626,171)
Net change in unrealized appreciation (depreciation)	39,819,847	(140,178,068)	19,828,932	(40,891,658)
Net increase (decrease) in net assets resulting from operations	40,087,808	(107,295,725)	18,890,838	(42,876,962)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class I	—	(101,290)	—	—
Class II	—	(57,229,359)	(1,624,720)	(89,099,578)

Return of capital:
Class I	—	(813)	—	—
Class II	—	(485,567)	—	—
	—	(57,817,029)	(1,624,720)	(89,099,578)
Capital Share Transactions:
Proceeds from shares sold:
Class I	7,666	22,114	—	—
Class II	17,830,733	20,319,480	3,860,353	5,054,309

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class I	—	102,103	—	—
Class II	—	57,714,926	1,624,720	89,099,578
	17,838,399	78,158,623	5,485,073	94,153,887
Cost of shares redeemed:
Class I	(3,989)	(7,197)	—	—
Class II	(50,161,921)	(90,741,710)	(15,552,722)	(24,816,273)
	(50,165,910)	(90,748,907)	(15,552,722)	(24,816,273)
Increase (decrease) in net assets derived from capital share transactions	(32,327,511)	(12,590,284)	(10,067,649)	69,337,614
Net Increase (Decrease) in Net Assets	7,760,297	(177,703,038)	7,198,469	(62,638,926)

Net Assets:
Beginning of period	566,372,891	744,075,929	208,627,551	271,266,477
End of period	$574,133,188	$566,372,891	$215,826,020	$208,627,551

f Consolidated statements of changes in net assets

See accompanying notes, which are an integral part of the financial statements.

57

Statements of changes in net assets

Ivy Variable Insurance Portfolios

	Delaware Ivy VIP Energy		Delaware Ivy VIP Growth
	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,096,824	$3,425,705	$(878,329)	$(2,327,225)
Net realized gain (loss)	4,316,333	25,644,226	36,267,722	70,668,541
Net change in unrealized appreciation (depreciation)	(9,581,960)	10,282,307	131,858,500	(327,274,704)
Net increase (decrease) in net assets resulting from operations	(3,168,803)	39,352,238	167,247,893	(258,933,388)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class I	(2,774)	(14,735)	—	—
Class II	(253,762)	(3,623,499)	(70,684,077)	(179,987,618)
	(256,536)	(3,638,234)	(70,684,077)	(179,987,618)

Capital Share Transactions:
Proceeds from shares sold:
Class I	239,714	849,105	—	—
Class II	20,782,214	92,437,878	15,276,623	47,292,019

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class I	2,774	14,735	—	—
Class II	253,762	3,623,499	70,684,077	179,987,618
	21,278,464	96,925,217	85,960,700	227,279,637
Cost of shares redeemed:
Class I	(188,100)	(681,163)	—	—
Class II	(55,012,441)	(82,062,558)	(57,886,491)	(182,794,509)
	(55,200,541)	(82,743,721)	(57,886,491)	(182,794,509)
Increase (decrease) in net assets derived from capital share transactions	(33,922,077)	14,181,496	28,074,209	44,485,128
Net Increase (Decrease) in Net Assets	(37,347,416)	49,895,500	124,638,025	(394,435,878)

Net Assets:
Beginning of period	124,041,008	74,145,508	628,211,304	1,022,647,182
End of period	$86,693,592	$124,041,008	$752,849,329	$628,211,304

See accompanying notes, which are an integral part of the financial statements.

58

	Delaware Ivy VIP High Income		Delaware Ivy VIP International Core Equity
	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$27,047,023	$49,555,102	$7,547,496	$9,746,670
Net realized gain (loss)	(29,237,370)	(35,310,498)	(1,735,584)	(7,806,921)
Net change in unrealized appreciation (depreciation)	38,321,639	(114,544,522)	47,642,462	(91,183,190)
Net increase (decrease) in net assets resulting from operations	36,131,292	(100,299,918)	53,454,374	(89,243,441)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class I	(985,414)	(1,120,406)	—	—
Class II	(46,917,521)	(51,556,130)	(8,460,348)	(52,574,539)
	(47,902,935)	(52,676,536)	(8,460,348)	(52,574,539)

Capital Share Transactions:
Proceeds from shares sold:
Class I	465,922	2,138,328	—	—
Class II	41,421,075	72,956,805	50,715,152	33,398,259

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class I	985,414	1,120,406	—	—
Class II	46,917,521	51,556,130	8,460,348	52,574,539
	89,789,932	127,771,669	59,175,500	85,972,798

Cost of shares redeemed:
Class I	(1,170,713)	(3,926,749)	—	—
Class II	(63,330,815)	(130,609,304)	(53,065,524)	(80,660,894)
	(64,501,528)	(134,536,053)	(53,065,524)	(80,660,894)
Increase (decrease) in net assets derived from capital share transactions	25,288,404	(6,764,384)	6,109,976	5,311,904
Capital contributions[1]	—	—	—	20,014
Net Increase (Decrease) in Net Assets	13,516,761	(159,740,838)	51,104,002	(136,486,062)

Net Assets:
Beginning of period	751,705,335	911,446,173	484,020,172	620,506,234
End of period	$765,222,096	$751,705,335	$535,124,174	$484,020,172

1 See Note 2 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

59

Statements of changes in net assets

Ivy Variable Insurance Portfolios

	Delaware Ivy VIP Mid Cap Growth		Delaware Ivy VIP Natural Resources
	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,146,395)	$(2,867,316)	$956,883	$2,553,023
Net realized gain (loss)	10,120,363	56,217,754	2,575,461	13,472,153
Net change in unrealized appreciation (depreciation)	72,540,997	(270,840,966)	(5,841,457)	280,188
Net increase (decrease) in net assets resulting from operations	81,514,965	(217,490,528)	(2,309,113)	16,305,364

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class I	(11,339,739)	(27,030,938)	—	—
Class II	(44,907,682)	(83,204,589)	(2,591,067)	(1,937,990)
	(56,247,421)	(110,235,527)	(2,591,067)	(1,937,990)

Capital Share Transactions:
Proceeds from shares sold:
Class I	2,508,484	16,860,457	—	—
Class II	22,602,178	57,945,087	5,812,068	46,421,492

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class I	11,339,739	27,030,938	—	—
Class II	44,907,682	83,204,589	2,591,067	1,937,990
	81,358,083	185,041,071	8,403,135	48,359,482

Cost of shares redeemed:
Class I	(22,098,481)	(65,638,075)	—	—
Class II	(29,159,236)	(62,327,227)	(13,005,014)	(44,058,934)
	(51,257,717)	(127,965,302)	(13,005,014)	(44,058,934)
Increase (decrease) in net assets derived from capital share transactions	30,100,366	57,075,769	(4,601,879)	4,300,548
Net Increase (Decrease) in Net Assets	55,367,910	(270,650,286)	(9,502,059)	18,667,922

Net Assets:
Beginning of period	460,193,562	730,843,848	109,522,287	90,854,365
End of period	$515,561,472	$460,193,562	$100,020,228	$109,522,287

See accompanying notes, which are an integral part of the financial statements.

60

	Delaware Ivy VIP Science and Technology		Delaware Ivy VIP Small Cap Growth
	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(713,816)	$(2,512,235)	$(433,682)	$(1,800,335)
Net realized gain (loss)	12,500,077	24,168,772	(8,537,356)	24,627,627
Net increase from payment by affiliates	—	—	—	5,772,824
Net change in unrealized appreciation (depreciation)	99,650,552	(243,222,915)	32,934,286	(135,463,338)
Net increase (decrease) in net assets resulting from operations	111,436,813	(221,566,378)	23,963,248	(106,863,222)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class I	(74,951)	(204,675)	(2,963,429)	(4,768,113)
Class II	(21,917,792)	(66,445,227)	(29,439,429)	(71,059,344)
	(21,992,743)	(66,649,902)	(32,402,858)	(75,827,457)

Capital Share Transactions:
Proceeds from shares sold:
Class I	450,256	530,872	1,927,227	3,175,439
Class II	19,235,384	45,016,503	4,149,256	17,370,652

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class I	74,951	204,675	2,963,429	4,768,113
Class II	21,917,792	66,445,227	29,439,429	71,059,344
	41,678,383	112,197,277	38,479,341	96,373,548
Cost of shares redeemed:
Class I	(186,977)	(653,015)	(1,550,605)	(22,970,280)
Class II	(41,703,331)	(80,710,910)	(11,777,815)	(129,582,097)
	(41,890,308)	(81,363,925)	(13,328,420)	(152,552,377)
Increase (decrease) in net assets derived from capital share transactions	(211,925)	30,833,352	25,150,921	(56,178,829)
Net Increase (Decrease) in Net Assets	89,232,145	(257,382,928)	16,711,311	(238,869,508)

Net Assets:
Beginning of period	451,891,480	709,274,408	198,910,269	437,779,777
End of period	$541,123,625	$451,891,480	$215,621,580	$198,910,269

See accompanying notes, which are an integral part of the financial statements.

61

Statements of changes in net assets

Ivy Variable Insurance Portfolios

	Delaware Ivy VIP Smid Cap Core
	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$277,353	$386,441
Net realized gain (loss)	(991,959)	18,660,935
Net change in unrealized appreciation (depreciation)	12,281,113	(46,656,011)
Net increase (decrease) in net assets resulting from operations	11,566,507	(27,608,635)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(19,291,779)	(34,590,065)
	(19,291,779)	(34,590,065)

Capital Share Transactions:
Proceeds from shares sold:
Class II	34,416,088	29,148,495

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	19,291,779	34,590,065
	53,707,867	63,738,560
Cost of shares redeemed:
Class II	(14,475,493)	(25,188,039)
Increase in net assets derived from capital share transactions	39,232,374	38,550,521
Net Increase (Decrease) in Net Assets	31,507,102	(23,648,179)

Net Assets:
Beginning of period	158,110,882	181,759,061
End of period	$189,617,984	$158,110,882

See accompanying notes, which are an integral part of the financial statements.

62

Financial highlights

Delaware Ivy VIP Asset Strategy Class If

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$7.85	$10.20	$10.45	$9.50	$8.29	$9.37

Income (loss) from investment operations:
Net investment income[2]	0.08	0.12	0.08	0.17	0.20	0.18
Net realized and unrealized gain (loss)	0.50	(1.60)	1.01	1.16	1.63	(0.67)
Total from investment operations	0.58	(1.48)	1.09	1.33	1.83	(0.49)

Less dividends and distributions from:
Net investment income	—	(0.16)	(0.20)	(0.22)	(0.23)	(0.20)
Net realized gain	—	(0.70)	(1.14)	(0.16)	(0.39)	(0.39)
Return of capital	—	(0.01)	—	—	—	—
Total dividends and distributions	—	(0.87)	(1.34)	(0.38)	(0.62)	(0.59)

Net asset value, end of period	$8.43	$7.85	$10.20	$10.45	$9.50	$8.29

Total return[3]	7.35%[4]	(14.54)%[4]	10.72%[4]	14.16%	22.08%[4]	(5.20)%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,089	$1,011	$1 [5]	$— [5,6]	$1 [5]	$— [5,6]
Ratio of expenses to average net assets[7]	0.62%	0.66%	0.65%	0.77%	0.77%	0.78%
Ratio of expenses to average net assets prior to fees waived[7]	0.86%	0.77%	0.75%	0.77%	0.77%	0.78%
Ratio of net investment income to average net assets	2.08%	1.42%	0.76%	1.83%	2.19%	1.91%
Ratio of net investment income to average net assets prior to fees waived	1.84%	1.31%	0.66%	1.83%	2.19%	1.91%
Portfolio turnover	38%	102%	56%	44%	46%	58%
[f]	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

63

Financial highlights

Delaware Ivy VIP Asset Strategy Class IIf

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$7.85	$10.19	$10.44	$9.50	$8.29	$9.37

Income (loss) from investment operations:
Net investment income[2]	0.07	0.10	0.07	0.15	0.18	0.16
Net realized and unrealized gain (loss)	0.50	(1.59)	1.00	1.15	1.62	(0.67)
Total from investment operations	0.57	(1.49)	1.07	1.30	1.80	(0.51)

Less dividends and distributions from:
Net investment income	—	(0.14)	(0.18)	(0.20)	(0.20)	(0.18)
Net realized gain	—	(0.70)	(1.14)	(0.16)	(0.39)	(0.39)
Return of capital	—	(0.01)	—	—	—	—
Total dividends and distributions	—	(0.85)	(1.32)	(0.36)	(0.59)	(0.57)

Net asset value, end of period	$8.42	$7.85	$10.19	$10.44	$9.50	$8.29

Total return[3]	7.23%[4]	(14.71)%[4]	10.44%[4]	13.88%	21.78%	(5.44)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$573,044	$565,362	$743 [5]	$764 [5]	$772 [5]	$753 [5]
Ratio of expenses to average net assets[6]	0.87%	0.87%	0.90%	1.02%	1.02%	1.03%
Ratio of expenses to average net assets prior to fees waived[6]	1.11%	1.01%	1.01%	1.02%	1.02%	1.03%
Ratio of net investment income to average net assets	1.83%	1.21%	0.64%	1.60%	1.94%	1.65%
Ratio of net investment income to average net assets prior to fees waived	1.59%	1.07%	0.53%	1.60%	1.94%	1.65%
Portfolio turnover	38%	102%	56%	44%	46%	58%
[f]	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

64

Delaware Ivy VIP Balanced Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$4.69	$9.39	$8.71	$8.22	$7.46	$7.95

Income (loss) from investment operations:
Net investment income[2]	0.03	0.04	0.05	0.09	0.11	0.12
Net realized and unrealized gain (loss)	0.40	(1.55)	1.29	0.94	1.44	(0.36)
Total from investment operations	0.43	(1.51)	1.34	1.03	1.55	(0.24)

Less dividends and distributions from:
Net investment income	(0.04)	(0.09)	(0.09)	(0.11)	(0.14)	(0.13)
Net realized gain	—	(3.10)	(0.57)	(0.43)	(0.65)	(0.12)
Total dividends and distributions	(0.04)	(3.19)	(0.66)	(0.54)	(0.79)	(0.25)

Net asset value, end of period	$5.08	$4.69	$9.39	$8.71	$8.22	$7.46

Total return[3]	9.21%[4]	(16.11)%	15.97%	14.11%	22.09%	(3.24)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$215,826	$208,628	$271 [5]	$344 [5]	$341 [5]	$310 [5]
Ratio of expenses to average net assets[6]	1.15%	1.07%	1.00%	1.02%	1.01%	1.01%
Ratio of expenses to average net assets prior to fees waived[6]	1.19%	1.07%	1.00%	1.02%	1.01%	1.01%
Ratio of net investment income to average net assets	1.28%	0.72%	0.51%	1.13%	1.38%	1.55%
Ratio of net investment income to average net assets prior to fees waived	1.24%	0.72%	0.51%	1.13%	1.38%	1.55%
Portfolio turnover	53%	72%	79%	61%	44%	54%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

65

Financial highlights

Delaware Ivy VIP Energy Class I

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$5.07	$3.48	$2.48	$4.02	$3.88	$5.87

Income (loss) from investment operations:
Net investment income[2]	0.10	0.15	0.04	0.04	0.03	— [3]
Net realized and unrealized gain (loss)	(0.19)	1.61	1.02	(1.52)	0.11	(1.99)
Total from investment operations	(0.09)	1.76	1.06	(1.48)	0.14	(1.99)

Less dividends and distributions from:
Net investment income	(0.03)	(0.17)	(0.06)	(0.06)	—	—
Total dividends and distributions	(0.03)	(0.17)	(0.06)	(0.06)	—	—

Net asset value, end of period	$4.95	$5.07	$3.48	$2.48	$4.02	$3.88

Total return[4]	(1.79)%	50.85%	42.33%	(36.67)%[5]	3.74%	(33.96)%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$485	$447	$— [6,7]	$— [6,7]	$— [6,7]	$— [6,7]
Ratio of expenses to average net assets[8]	1.19%	0.98%	0.97%	1.06%	1.04%	0.94%
Ratio of expenses to average net assets prior to fees waived[8]	1.19%	0.98%	0.97%	1.12%	1.04%	0.94%
Ratio of net investment income (loss) to average net assets	3.97%	3.04%	1.20%	1.89%	0.64%	(0.09)%
Ratio of net investment income (loss) to average net assets prior to fees waived	3.97%	3.04%	1.20%	1.83%	0.64%	(0.09)%
Portfolio turnover	23%	85%	119%	54%	21%	37%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Rounds to less than $500 thousands.
[8]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

66

Delaware Ivy VIP Energy Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$5.07	$3.47	$2.48	$4.00	$3.87	$5.87

Income (loss) from investment operations:
Net investment income (loss)[2]	0.10	0.14	0.04	0.04	0.02	(0.02)
Net realized and unrealized gain (loss)	(0.20)	1.61	1.00	(1.52)	0.11	(1.98)
Total from investment operations	(0.10)	1.75	1.04	(1.48)	0.13	(2.00)

Less dividends and distributions from:
Net investment income	(0.01)	(0.15)	(0.05)	(0.04)	—	—
Total dividends and distributions	(0.01)	(0.15)	(0.05)	(0.04)	—	—

Net asset value, end of period	$4.96	$5.07	$3.47	$2.48	$4.00	$3.87

Total return[3]	(1.87)%	50.42%	42.00%	(36.83)%[4]	3.48%	(34.14)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$86,209	$123,594	$74 [5]	$44 [5]	$42 [5]	$39 [5]
Ratio of expenses to average net assets[6]	1.44%	1.23%	1.22%	1.31%	1.29%	1.19%
Ratio of expenses to average net assets prior to fees waived[6]	1.44%	1.23%	1.22%	1.37%	1.29%	1.19%
Ratio of net investment income (loss) to average net assets	3.92%	2.87%	1.41%	1.62%	0.42%	(0.41)%
Ratio of net investment income (loss) to average net assets prior to fees waived	3.92%	2.87%	1.41%	1.56%	0.42%	(0.41)%
Portfolio turnover	23%	85%	119%	54%	21%	37%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

67

Financial highlights

Delaware Ivy VIP Growth Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$7.97	$14.85	$12.70	$11.33	$11.02	$12.09

Income (loss) from investment operations:
Net investment loss[2]	(0.01)	(0.03)	(0.06)	(0.02)	(0.01)	— [3]
Net realized and unrealized gain (loss)	2.12	(3.97)	3.57	3.03	3.58	0.36
Total from investment operations	2.11	(4.00)	3.51	3.01	3.57	0.36

Less dividends and distributions from:
Net investment income	—	—	—	—	—	— [3]
Net realized gain	(0.93)	(2.88)	(1.36)	(1.64)	(3.26)	(1.43)
Total dividends and distributions	(0.93)	(2.88)	(1.36)	(1.64)	(3.26)	(1.43)

Net asset value, end of period	$9.15	$7.97	$14.85	$12.70	$11.33	$11.02

Total return[4]	27.29%	(27.24)%	30.03%	30.55%	36.59%	2.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$752,849	$628,211	$1,023 [5]	$896 [5]	$791 [5]	$669 [5]
Ratio of expenses to average net assets[6]	1.02%	1.00%	0.99%	1.01%	1.00%	1.00%
Ratio of net investment loss to average net assets	(0.26)%	(0.32)%	(0.42)%	(0.20)%	(0.05)%	(0.02)%
Portfolio turnover	7%	12%	22%	29%	30%	37%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

68

Delaware Ivy VIP High Income Class I

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Six months ended 6/30/23[1]	Year ended
(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$2.82	$3.40	$3.41	$3.48	$3.35	$3.65

Income (loss) from investment operations:
Net investment income[2]	0.11	0.19	0.21	0.21	0.24	0.23
Net realized and unrealized gain (loss)	0.03	(0.56)	(0.01)	(0.03)	0.13	(0.29)
Total from investment operations	0.14	(0.37)	0.20	0.18	0.37	(0.06)

Less dividends and distributions from:
Net investment income	(0.19)	(0.21)	(0.21)	(0.25)	(0.24)	(0.24)
Total dividends and distributions	(0.19)	(0.21)	(0.21)	(0.25)	(0.24)	(0.24)

Net asset value, end of period	$2.77	$2.82	$3.40	$3.41	$3.48	$3.35

Total return[3]	5.01%	(10.91)%	6.33%	6.30%	11.49%	(1.86)%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,133	$15,093	$19	5	$20	[5]	$27	[5]	$44	[5]
Ratio of expenses to average net assets[6]	0.75%	0.67%	0.67%	0.69%	0.67%	0.66%
Ratio of expenses to average net assets prior to fees waived[6]	0.75%	0.67%	0.67%	0.69%	0.67%	0.66%
Ratio of net investment income to average net assets	7.41%	6.40%	6.11%	6.54%	6.82%	6.50%
Ratio of net investment income to average net assets prior to fees waived	7.41%	6.40%	6.11%	6.54%	6.82%	6.50%
Portfolio turnover	19%	61%	54%	52%	35%	42%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

69

Financial highlights

Delaware Ivy VIP High Income Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$2.81	$3.39	$3.40	$3.47	$3.34	$3.64

Income (loss) from investment operations:
Net investment income[2]	0.10	0.18	0.20	0.20	0.23	0.22
Net realized and unrealized gain (loss)	0.04	(0.56)	— [3]	(0.03)	0.13	(0.29)
Total from investment operations	0.14	(0.38)	0.20	0.17	0.36	(0.07)

Less dividends and distributions from:
Net investment income	(0.19)	(0.20)	(0.21)	(0.24)	(0.23)	(0.23)
Total dividends and distributions	(0.19)	(0.20)	(0.21)	(0.24)	(0.23)	(0.23)

Net asset value, end of period	$2.76	$2.81	$3.39	$3.40	$3.47	$3.34

Total return[4]	4.74%	(11.28)%	6.06%	6.03%	11.19%	(2.11)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$750,089	$736,612	$892 [5]	$859 [5]	$859 [5]	$803 [5]
Ratio of expenses to average net assets[6]	1.00%	0.92%	0.92%	0.94%	0.92%	0.91%
Ratio of net investment income to average net assets	7.16%	6.15%	5.85%	6.28%	6.57%	6.27%
Portfolio turnover	19%	61%	54%	52%	35%	42%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

70

Delaware Ivy VIP International Core Equity Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$14.12	$18.47	$16.35	$15.65	$14.66	$18.58

Income (loss) from investment operations:
Net investment income[2]	0.21	0.28	0.27	0.16	0.29	0.30
Net realized and unrealized gain (loss)	1.36	(3.02)	2.04	0.88	2.28	(3.45)
Total from investment operations	1.57	(2.74)	2.31	1.04	2.57	(3.15)

Less dividends and distributions from:
Net investment income	(0.24)	(0.36)	(0.19)	(0.34)	(0.25)	(0.28)
Net realized gain	—	(1.25)	— [3]	— [3]	(1.33)	(0.49)
Total dividends and distributions	(0.24)	(1.61)	(0.19)	(0.34)	(1.58)	(0.77)

Capital contributions	—	— [3,4]	—	—	—	—

Net asset value, end of period	$15.45	$14.12	$18.47	$16.35	$15.65	$14.66

Total return[5]	10.64%	(14.72)%[6,7]	14.18%	7.19%	18.69%	(17.81)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$535,124	$484,020	$621 [8]	$649 [8]	$699 [8]	$676 [8]
Ratio of expenses to average net assets[9]	1.17%	1.18%	1.16%	1.17%	1.16%	1.16%
Ratio of net investment income to average net assets	2.85%	1.91%	1.49%	1.10%	1.93%	1.70%
Portfolio turnover	28%	63%	81%	82%	69%	51%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[6]	Total return for the year ended December 31, 2022 includes the impact of the refund of previously paid foreign taxes. Total return would have been lower by 0.38% excluding refund of previously paid foreign taxes.
[7]	Total return for the year ended December 31, 2022 includes the impact of the capital contribution, which was not material to the total return.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

71

Financial highlights

Delaware Ivy VIP Mid Cap Growth Class I

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$9.60	$17.99	$17.60	$12.77	$11.10	$11.63

Income (loss) from investment operations:
Net investment loss[2]	(0.01)	(0.04)	(0.09)	(0.04)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	1.66	(5.45)	2.71	5.89	3.95	0.09
Total from investment operations	1.65	(5.49)	2.62	5.85	3.93	0.07

Less dividends and distributions from:
Net realized gain	(1.22)	(2.90)	(2.23)	(1.02)	(2.26)	(0.60)
Total dividends and distributions	(1.22)	(2.90)	(2.23)	(1.02)	(2.26)	(0.60)

Net asset value, end of period	$10.03	$9.60	$17.99	$17.60	$12.77	$11.10

Total return[3]	18.13%	(30.62)%	16.65%	49.37%	38.28%	0.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$103,428	$105,164	$212 [4]	$246 [4]	$233 [4]	$184 [4]
Ratio of expenses to average net assets[5]	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets prior to fees waived[5]	0.91%	0.92%	0.89%	0.90%	0.90%	0.90%
Ratio of net investment loss to average net assets	(0.28)%	(0.38)%	(0.51)%	(0.27)%	(0.20)%	(0.14)%
Ratio of net investment loss to average net assets prior to fees waived	(0.34)%	(0.45)%	(0.55)%	(0.32)%	(0.25)%	(0.19)%
Portfolio turnover	14%	29%	27%	25%	20%	53%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

72

Delaware Ivy VIP Mid Cap Growth Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$9.47	$17.84	$17.48	$12.69	$11.07	$11.61

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.07)	(0.13)	(0.07)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	1.65	(5.40)	2.68	5.85	3.94	0.09
Total from investment operations	1.62	(5.47)	2.55	5.78	3.88	0.04

Less dividends and distributions from:
Net realized gain	(1.22)	(2.90)	(2.19)	(0.99)	(2.26)	(0.58)
Total dividends and distributions	(1.22)	(2.90)	(2.19)	(0.99)	(2.26)	(0.58)

Net asset value, end of period	$9.87	$9.47	$17.84	$17.48	$12.69	$11.07

Total return[3]	18.03%	(30.78)%	16.36%	49.00%	37.94%	(0.06)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$412,133	$355,030	$519 [4]	$444 [4]	$315 [4]	$230 [4]
Ratio of expenses to average net assets[5]	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets prior to fees waived[5]	1.16%	1.17%	1.14%	1.15%	1.15%	1.15%
Ratio of net investment loss to average net assets	(0.53)%	(0.61)%	(0.76)%	(0.53)%	(0.45)%	(0.42)%
Ratio of net investment loss to average net assets prior to fees waived	(0.59)%	(0.68)%	(0.80)%	(0.58)%	(0.50)%	(0.47)%
Portfolio turnover	14%	29%	27%	25%	20%	53%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

73

Financial highlights

Delaware Ivy VIP Natural Resources Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$4.77	$4.12	$3.30	$3.84	$3.55	$4.63

Income (loss) from investment operations:
Net investment income[2]	0.04	0.10	0.07	0.04	0.07	0.03
Net realized and unrealized gain (loss)	(0.14)	0.63	0.81	(0.51)	0.26	(1.10)
Total from investment operations	(0.10)	0.73	0.88	(0.47)	0.33	(1.07)

Less dividends and distributions from:
Net investment income	(0.12)	(0.08)	(0.06)	(0.07)	(0.04)	(0.01)
Total dividends and distributions	(0.12)	(0.08)	(0.06)	(0.07)	(0.04)	(0.01)

Net asset value, end of period	$4.55	$4.77	$4.12	$3.30	$3.84	$3.55

Total return[3]	(2.03)%	17.72%	26.68%	(11.99)%	9.46%	(23.23)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$100,020	$109,522	$91 [4]	$75 [4]	$88 [4]	$88 [4]
Ratio of expenses to average net assets[5]	1.55%	1.25%	1.21%	1.31%	1.24%	1.21%
Ratio of net investment income to average net assets	1.82%	2.24%	1.89%	1.40%	1.88%	0.72%
Portfolio turnover	17%	65%	121%	71%	36%	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

74

Delaware Ivy VIP Science and Technology Class I

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$17.71	$29.81	$36.13	$29.94	$21.91	$27.04

Income (loss) from investment operations:
Net investment loss[2]	— [3]	(0.05)	(0.22)	(0.14)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	4.43	(9.20)	5.56	10.31	10.95	(1.24)
Total from investment operations	4.43	(9.25)	5.34	10.17	10.89	(1.27)

Less dividends and distributions from:
Net realized gain	(0.88)	(2.85)	(11.66)	(3.98)	(2.86)	(3.86)
Total dividends and distributions	(0.88)	(2.85)	(11.66)	(3.98)	(2.86)	(3.86)

Net asset value, end of period	$21.26	$17.71	$29.81	$36.13	$29.94	$21.91

Total return[4]	25.41%	(31.67)%	15.45%	35.70%	49.86%	(5.00)%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,961	$1,331	$2 [6]	$2 [6]	$1 [6]	$1 [6]
Ratio of expenses to average net assets[7]	0.92%	0.92%	0.89%	0.91%	0.90%	0.91%
Ratio of expenses to average net assets prior to fees waived[7]	0.92%	0.92%	0.89%	0.91%	0.90%	0.91%
Ratio of net investment loss to average net assets	(0.04)%	(0.23)%	(0.57)%	(0.44)%	(0.23)%	(0.11)%
Ratio of net investment loss to average net assets prior to fees waived	(0.04)%	(0.23)%	(0.57)%	(0.44)%	(0.23)%	(0.11)%
Portfolio turnover	20%	58%	55%	8%	31%	17%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

75

Financial highlights

Delaware Ivy VIP Science and Technology Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$17.45	$29.51	$35.87	$29.82	$21.84	$27.04

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.10)	(0.30)	(0.21)	(0.13)	(0.11)
Net realized and unrealized gain (loss)	4.38	(9.11)	5.51	10.24	10.90	(1.23)
Total from investment operations	4.35	(9.21)	5.21	10.03	10.77	(1.34)

Less dividends and distributions from:
Net realized gain	(0.88)	(2.85)	(11.57)	(3.98)	(2.79)	(3.86)
Total dividends and distributions	(0.88)	(2.85)	(11.57)	(3.98)	(2.79)	(3.86)

Net asset value, end of period	$20.92	$17.45	$29.51	$35.87	$29.82	$21.84

Total return[3]	25.28%	(31.83)%	15.17%	35.36%	49.48%	(5.23)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$539,163	$450,560	$707 [4]	$676 [4]	$579 [4]	$429 [4]
Ratio of expenses to average net assets[5]	1.17%	1.17%	1.14%	1.16%	1.15%	1.16%
Ratio of net investment loss to average net assets	(0.29)%	(0.48)%	(0.79)%	(0.67)%	(0.48)%	(0.38)%
Portfolio turnover	20%	58%	55%	8%	31%	17%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

76

Delaware Ivy VIP Small Cap Growth Class I

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended				11/2/18 to
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18[2]
Net asset value, beginning of period	$6.11	$11.01	$12.15	$8.80	$7.69	$8.76

Income (loss) from investment operations:
Net investment loss[3]	(0.01)	(0.03)	(0.07)	(0.04)	(0.05)	— [4]
Net realized and unrealized gain (loss)	0.71	(2.97)	0.55	3.39	1.85	(1.07)
Total from investment operations	0.70	(3.00)	0.48	3.35	1.80	(1.07)

Less dividends and distributions from:
Net investment income	—	—	(0.14)	—	—	—
Net realized gain	(1.01)	(2.02)	(1.48)	—	(0.69)	—
Total dividends and distributions	(1.01)	(2.02)	(1.62)	—	(0.69)	—

Payment from affiliates	—	0.12 [5]	—	—	—	—

Net asset value, end of period	$5.80	$6.11	$11.01	$12.15	$8.80	$7.69

Total return[6]	12.39%	(26.61)%[7]	4.25%	38.01%	23.68%	(12.24)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,984	$17,454	$47 [8]	$59 [8]	$58 [8]	$52 [8]
Ratio of expenses to average net assets[9]	0.89%	0.89%	0.89%	0.89%	0.89%	1.05%[10]
Ratio of expenses to average net assets prior to fees waived[9]	0.97%	0.93%	0.90%	0.92%	0.91%	1.07%
Ratio of net investment income (loss) to average net assets	(0.18)%	(0.34)%	(0.56)%	(0.46)%	(0.60)%	0.15%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.26)%	(0.38)%	(0.57)%	(0.49)%	(0.62)%	0.13%
Portfolio turnover	33%	100%	48%	50%	41%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	See Note 2 in “Notes to financial statements.”
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Total return for the year ended December 31, 2022 includes the impact of the payment from affiliates. Total return would have been lower by 1.09% excluding payment from affiliates.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.
[10]	Expense ratio based on the period excluding reorganization expenses was 0.89%.

See accompanying notes, which are an integral part of the financial statements.

77

Financial highlights

Delaware Ivy VIP Small Cap Growth Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$6.04	$10.94	$12.08	$8.77	$7.68	$11.63

Income (loss) from investment operations:
Net investment loss[2]	(0.01)	(0.04)	(0.10)	(0.06)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	0.68	(2.98)	0.56	3.37	1.85	0.03
Total from investment operations	0.67	(3.02)	0.46	3.31	1.78	(0.03)

Less dividends and distributions from:
Net investment income	—	—	(0.12)	—	—	(0.05)
Net realized gain	(1.01)	(2.02)	(1.48)	—	(0.69)	(3.87)
Total dividends and distributions	(1.01)	(2.02)	(1.60)	—	(0.69)	(3.92)

Payment from affiliates	—	0.14 [3]	—	—	—	—

Net asset value, end of period	$5.70	$6.04	$10.94	$12.08	$8.77	$7.68

Total return[4]	12.13%	(26.83)%[5]	3.99%	37.66%	23.37%	(4.11)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$195,638	$181,456	$391 [6]	$406 [6]	$331 [6]	$300 [6]
Ratio of expenses to average net assets[7]	1.14%	1.14%	1.14%	1.14%	1.14%	1.16%[8]
Ratio of expenses to average net assets prior to fees waived[7]	1.22%	1.18%	1.15%	1.17%	1.17%	1.18%
Ratio of net investment loss to average net assets	(0.43)%	(0.58)%	(0.80)%	(0.71)%	(0.84)%	(0.52)%
Ratio of net investment loss to average net assets prior to fees waived	(0.51)%	(0.62)%	(0.81)%	(0.74)%	(0.87)%	(0.54)%
Portfolio turnover	33%	100%	48%	50%	41%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Total return for the year ended December 31, 2022 includes the impact of the payment from affiliates. Total return would have been lower by 1.28% excluding payment from affiliates.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.
[8]	Expense ratio based on the period excluding reorganization expenses was 1.14%.

See accompanying notes, which are an integral part of the financial statements.

78

Delaware Ivy VIP Smid Cap Core Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$11.14	$16.73	$13.85	$13.71	$13.51	$18.32

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.03	(0.02)	(0.02)	— [3]	(0.06)
Net realized and unrealized gain (loss)	0.78	(2.57)	2.90	0.80	3.12	(1.37)
Total from investment operations	0.80	(2.54)	2.88	0.78	3.12	(1.43)

Less dividends and distributions from:
Net investment income	(0.02)	—	—	—	—	(0.02)
Net realized gain	(1.18)	(3.05)	—	(0.64)	(2.92)	(3.36)
Total dividends and distributions	(1.20)	(3.05)	—	(0.64)	(2.92)	(3.38)

Net asset value, end of period	$10.74	$11.14	$16.73	$13.85	$13.71	$13.51

Total return[4]	7.87%	(14.84)%	20.78%	7.03%	24.33%	(10.49)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$189,618	$158,111	$182 [5]	$183 [5]	$188 [5]	$175 [5]
Ratio of expenses to average net assets[6]	1.28%	1.22%	1.17%	1.20%	1.18%	1.17%
Ratio of net investment income (loss) to average net assets	0.31%	0.24%	(0.10)%	(0.14)%	(0.05)%	(0.34)%
Portfolio turnover	15%	113%	79%	145%	126%	112%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

79

Notes to financial statements

Ivy Variable Insurance Portfolios	June 30, 2023 (Unaudited)

Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 26 portfolios. These financial statements and the related notes pertain to 11 portfolios: Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP Balanced, Delaware Ivy VIP Energy, Delaware Ivy VIP Growth, Delaware Ivy VIP High Income, Delaware Ivy VIP International Core Equity, Delaware Ivy VIP Mid Cap Growth, Delaware Ivy VIP Natural Resources, Delaware Ivy VIP Science and Technology, Delaware Ivy VIP Small Cap Growth, and Delaware Ivy VIP Smid Cap Core, (each, a Portfolio and collectively, the Portfolios). The Trust is an open-end investment company. Each of the Portfolios (other than Delaware Ivy VIP Energy, Delaware Ivy VIP Growth, and Delaware Ivy VIP Science and Technology) are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act). Delaware Ivy VIP Energy, Delaware Ivy VIP Growth, and Delaware Ivy VIP Science and Technology are non-diversified as defined in the 1940 Act.

Each Portfolio offers Class II shares. Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP Energy, Delaware Ivy VIP High Income, Delaware Ivy VIP Mid Cap Growth, Delaware Ivy VIP Science and Technology, and Delaware Ivy VIP Small Cap Growth also offer Class I shares. The Class I shares do not carry a distribution and service (12b-1) fee and the Class II shares carry a 12b-1 fee. The shares of the Portfolios are sold only to variable life insurance separate accounts and variable annuity separate accounts.

1. Significant Accounting Policies

Each Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by each Portfolio’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of each Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Portfolio evaluates tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Portfolio’s tax positions taken or expected to be taken on each Portfolio’s federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2019-December 31, 2022), and has concluded that

80

no provision for federal income tax is required in each Portfolio’s financial statements. In regard to foreign taxes only, each Portfolio has open tax years in certain foreign countries in which it invests in that may date back to the inception of each Portfolio. If applicable, each Portfolio recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended June 30, 2023, the Portfolios did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of each Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Portfolios may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Portfolios must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Portfolios’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Portfolios can realize on an investment and/or may result in lower distributions paid to shareholders. The Portfolios’ investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Portfolios may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Portfolio are charged directly to that Portfolio. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Portfolio invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date

81

Notes to financial statements

Ivy Variable Insurance Portfolios

1. Significant Accounting Policies (continued)

using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolios are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates. Each Portfolio may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Portfolios declare and pay dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Portfolios may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Portfolio receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Portfolio pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Portfolio’s average daily net assets as follows:

Portfolio	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy VIP Asset Strategy	0.70% of net assets up to $1 billion; 0.65% of net assets over $1 billion and up to $2 billion; 0.60% of net assets over $2 billion and up to $3 billion; 0.55% of net assets over $3 billion.

Delaware Ivy VIP Balanced	0.70% of net assets up to $1 billion; 0.65% of net assets over $1 billion and up to $2 billion; 0.60% of net assets over $2 billion and up to $3 billion; 0.55% of net assets over $3 billion.

Delaware Ivy VIP Energy	0.85% of net assets up to $1 billion; 0.83% of net assets over $1 billion and up to $2 billion; 0.80% of net assets over $2 billion and up to $3 billion; 0.76% of net assets over $3 billion.

Delaware Ivy VIP Growth	0.70% of net assets up to $1 billion; 0.65% of net assets over $1 billion and up to $2 billion; 0.60% of net assets over $2 billion and up to $3 billion; 0.55% of net assets over $3 billion.

Delaware Ivy VIP High Income	0.625% of net assets up to $500 million; 0.60% of net assets over $500 million and up to $1 billion; 0.55% of net assets over $1 billion and up to $1.5 billion; 0.50% of net assets over $1.5 billion.

Delaware Ivy VIP International Core Equity	0.85% of net assets up to $1 billion; 0.83% of net assets over $1 billion and up to $2 billion; 0.80% of net assets over $2 billion and up to $3 billion; 0.76% of net assets over $3 billion.

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Portfolio	Management Fee (annual rate as a percentage of average daily net assets)

Delaware Ivy VIP Mid Cap Growth	0.85% of net assets up to $1 billion; 0.83% of net assets over $1 billion and up to $2 billion; 0.80% of net assets over $2 billion and up to $3 billion; 0.76% of net assets over $3 billion.

Delaware Ivy VIP Natural Resources

0.85% of net assets up to $1 billion;

0.83% of net assets over $1 billion and up to $2 billion;

0.80% of net assets over $2 billion and up to $3 billion;

0.76% of net assets over $3 billion and up to $5 billion;

0.73% of net assets over $5 billion and up to $10 billion;

0.70% of net assets over $10 billion.

Delaware Ivy VIP Science and Technology	0.85% of net assets up to $1 billion; 0.83% of net assets over $1 billion and up to $2 billion; 0.80% of net assets over $2 billion and up to $3 billion; 0.76% of net assets over $3 billion.

Delaware Ivy VIP Small Cap Growth	0.85% of net assets up to $1 billion; 0.83% of net assets over $1 billion and up to $2 billion; 0.80% of net assets over $2 billion and up to $3 billion; 0.76% of net assets over $3 billion.

Delaware Ivy VIP Smid Cap Core	0.85% of net assets up to $1 billion; 0.83% of net assets over $1 billion and up to $2 billion; 0.80% of net assets over $2 billion and up to $3 billion; 0.76% of net assets over $3 billion.

DMC has entered into sub-advisory agreements with the following entities on behalf of the Portfolios:

Each of Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL) are a part of Macquarie Asset Management (MAM) and an affiliate of DMC (the Affiliated Sub-Advisors). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. DMC and MIMAK are primarily responsible for the day-to-day management of the Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced portfolios. In addition, the Manager may also seek fixed income investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Portfolio security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge.

With respect to Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced, the Manager may seek investment advice and recommendations from MIMEL and may permit MIMEL to execute Portfolio security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s specialized market knowledge.

With respect to Delaware Ivy VIP Energy, Delaware Ivy VIP Growth, Delaware Ivy VIP International Core Equity, Delaware Ivy VIP Mid Cap Growth, Delaware Ivy VIP Natural Resources, Delaware Ivy VIP Science and Technology, Delaware Ivy VIP Small Cap Growth and Delaware Ivy VIP Smid Cap Core, DMC has principal responsibility for the portfolio and may seek quantitative support from MIMGL and may utilize MIMGL to execute Portfolio security trades on behalf of DMC.

With respect to Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced, the Manager may seek investment advice and recommendations from MIMGL and may permit MIMGL to execute Portfolio security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMGL’s specialized market knowledge. In addition, with respect to Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced, MIMGL is responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

83

Notes to financial statements

Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

With respect to Delaware Ivy VIP High Income, DMC may seek investment advice and recommendations from MIMAK, MIMEL and MIMGL and may permit each to execute Portfolio security trades on behalf of the Manager and exercise investment discretion in certain markets where DMC believes it will be beneficial to utilize the specialized market knowledge of each of MIMAK, MIMEL and/or MIMGL.

Pursuant to the terms of the relevant sub-advisory agreement, an investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Portfolio. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2023, each Portfolio paid for these services as follows:

Portfolio	Fees
Delaware Ivy VIP Asset Strategy	$10,494
Delaware Ivy VIP Balanced	5,123
Delaware Ivy VIP Energy	3,655
Delaware Ivy VIP Growth	11,921
Delaware Ivy VIP High Income	13,190
Delaware Ivy VIP International Core Equity	9,759
Delaware Ivy VIP Mid Cap Growth	9,055
Delaware Ivy VIP Natural Resources	3,586
Delaware Ivy VIP Science and Technology	9,179
Delaware Ivy VIP Small Cap Growth	5,063
Delaware Ivy VIP Smid Cap Core	4,624

DIFSC is also the transfer agent and dividend disbursing agent of the Portfolios. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Portfolios’ average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, each Portfolio paid for these services as follows:

Portfolio	Fees
Delaware Ivy VIP Asset Strategy	$21,830
Delaware Ivy VIP Balanced	8,041
Delaware Ivy VIP Energy	4,287
Delaware Ivy VIP Growth	25,453
Delaware Ivy VIP High Income	28,742
Delaware Ivy VIP International Core Equity	19,907
Delaware Ivy VIP Mid Cap Growth	18,126
Delaware Ivy VIP Natural Resources	4,101
Delaware Ivy VIP Science and Technology	18,437
Delaware Ivy VIP Small Cap Growth	7,939
Delaware Ivy VIP Smid Cap Core	6,754

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Portfolio. Sub-transfer agency fees are paid by each Portfolio and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” These fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Portfolio pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class II shares. The fees are calculated daily and paid monthly. Class I shares do not pay a 12b-1 fee.

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Through April 30, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding the following percentages of certain Portfolio’s average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and/or each Portfolio. The waivers and reimbursements are accrued daily and received monthly.

Portfolio	Operating expense limitation as a percentage of average daily net assets Class I Shares	Operating expense limitation as a percentage of average daily net assets Class II Shares
Delaware Ivy VIP Asset Strategy	0.62%	0.87%
Delaware Ivy VIP Balanced	n/a	1.06%[1]
Delaware Ivy VIP International Core Equity	n/a	1.17%[1]
Delaware Ivy VIP Mid Cap Growth	0.85%	1.10%
Delaware Ivy VIP Small Cap Growth	0.89%	1.14%

1 Effective May 1, 2023.

As provided in the investment management agreement, each Portfolio bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Portfolio. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2023, each Portfolio paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Portfolio	Fees
Delaware Ivy VIP Asset Strategy	$6,009
Delaware Ivy VIP Balanced	1,734
Delaware Ivy VIP Energy	1,176
Delaware Ivy VIP Growth	5,478
Delaware Ivy VIP High Income	9,291
Delaware Ivy VIP International Core Equity	4,346
Delaware Ivy VIP Mid Cap Growth	5,027
Delaware Ivy VIP Natural Resources	2,494
Delaware Ivy VIP Science and Technology	5,105
Delaware Ivy VIP Small Cap Growth	2,197
Delaware Ivy VIP Smid Cap Core	1,481

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

In addition to the management fees and other expenses of a Portfolio, a Portfolio indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by a Portfolio will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

85

Notes to financial statements

Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Cross trades for the six months ended June 30, 2023, were executed by the Portfolios pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Portfolios’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2023, the following Portfolios engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Ivy VIP Smid Cap Core	$3,767,249	$852,863	$(184,357)

A summary of the transactions in affiliated companies during the six months ended June 30, 2023 was as follows:

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Income distributions	Capital gain distributions
Delaware Ivy VIP Asset Strategy
Corporate Bond—0.08%
COTA Series D #,=	$637,419	$—	$(323,482)	$9,220	$110,693	$433,850	3,237,686	$81,229	$—
Common Stocks—0.00%
COTA Series B=,†	—	—	—	—	—	—	26	—	—
Media Group Holdings Series H=,†	—	510,760	—	—	(510,760)	—	31,963	—	—
Media Group Holdings Series T=,†	—	—	—	—	—	—	4,006	—	—
	—	510,760	—	—	(510,760)	—		—	—
Total	$637,419	$510,760	$(323,482)	$9,220	$(400,067)	$433,850		$81,229	$—
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.

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3. Investments

For the six months ended June 30, 2023, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

Portfolio	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Delaware Ivy VIP Asset Strategy	$105,521,106	$97,452,231	$110,346,349	$112,506,036
Delaware Ivy VIP Balanced	56,519,011	51,016,278	53,475,666	54,773,150
Delaware Ivy VIP Energy	24,424,367	—	52,689,178	—
Delaware Ivy VIP Growth	46,608,288	—	90,278,032	—
Delaware Ivy VIP High Income	177,161,858	—	135,104,059	—
Delaware Ivy VIP International Core Equity	156,508,666	—	145,422,759	—
Delaware Ivy VIP Mid Cap Growth	65,544,570	—	87,347,298	—
Delaware Ivy VIP Natural Resources	17,407,629	—	22,550,093	—
Delaware Ivy VIP Science and Technology	94,976,678	—	113,431,466	—
Delaware Ivy VIP Small Cap Growth	67,076,779	—	72,400,548	—
Delaware Ivy VIP Smid Cap Core	45,826,925	—	25,782,290	—

At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Portfolio were as follows:

Portfolio	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Delaware Ivy VIP Asset Strategy	$566,267,011	$122,057,251	$(115,997,716)	$6,059,535
Delaware Ivy VIP Balanced	211,600,026	15,414,330	(11,509,257)	3,905,073
Delaware Ivy VIP Energy	88,330,649	4,669,829	(6,267,528)	(1,597,699)
Delaware Ivy VIP Growth	486,820,979	272,606,054	(7,562,147)	265,043,907
Delaware Ivy VIP High Income	848,742,310	10,715,344	(105,336,043)	(94,620,699)
Delaware Ivy VIP International Core Equity	512,231,681	68,526,510	(46,364,525)	22,161,985
Delaware Ivy VIP Mid Cap Growth	420,329,759	134,468,278	(38,443,559)	96,024,719
Delaware Ivy VIP Natural Resources	107,606,799	7,116,753	(14,532,473)	(7,415,720)
Delaware Ivy VIP Science and Technology	448,196,818	128,233,145	(34,646,082)	93,587,063
Delaware Ivy VIP Small Cap Growth	213,086,939	24,606,126	(21,673,662)	2,932,464
Delaware Ivy VIP Smid Cap Core	193,085,030	17,832,068	(21,037,717)	(3,205,649)

At December 31, 2022, capital loss carryforwards available to offset future realized capital gains are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Ivy VIP Balanced	$3,527,238	$—	$3,527,238
Delaware Ivy VIP Energy	—	15,922,908	15,922,908
Delaware Ivy VIP High Income	13,705,995	121,742,561	135,448,556
Delaware Ivy VIP International Core Equity	6,823,837	—	6,823,837
Delaware Ivy VIP Natural Resources	—	39,815,139	39,815,139

US GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and

87

Notes to financial statements

Ivy Variable Insurance Portfolios

3. Investments (continued)

refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including each Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

88

The following tables summarize the valuation of each Portfolio’s investments by fair value hierarchy levels as of June 30, 2023:

	Delaware Ivy VIP Asset Strategy
	Level 1	Level 2	Level 3		Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$821,602	$—		$821,602
Agency Commercial Mortgage-Backed Securities	—	4,511,418	—		4,511,418
Agency Mortgage-Backed Securities	—	54,410,902	—		54,410,902
Bullion	27,769,359	—	—		27,769,359
Common Stocks
Communication Services	12,246,521	11,015,494	—		23,262,015
Consumer Discretionary	32,576,224	10,346,733	—	[1]	42,922,957
Consumer Staples	10,019,754	16,550,335	—	[1]	26,570,089
Energy	15,776,290	5,249,264	—		21,025,554
Financials	21,271,883	27,036,227	—		48,308,110
Healthcare	32,555,336	16,596,120	—		49,151,456
Industrials	21,238,251	27,273,480	—		48,511,731
Information Technology	63,842,275	6,640,240	—		70,482,515
Materials	2,815,967	—	—		2,815,967
Utilities	—	8,124,055	—		8,124,055
Corporate Bonds	—	58,656,305	433,850		59,090,155
Exchange-Traded Funds	16,663,841	—	—		16,663,841
Non-Agency Commercial Mortgage-Backed Securities	—	11,817,801	—		11,817,801
Sovereign Bonds	—	851,392	—		851,392
US Treasury Obligations	—	46,143,007	—		46,143,007
Short-Term Investments	9,610,852	—	—		9,610,852
Total Value of Securities	$266,386,553	$306,044,375	$433,850		$572,864,778

Derivatives[2]
Assets:
Futures Contracts	$11,028	$—	$—		$11,028
Liabilities:
Futures Contracts	$(549,260)	$—	$—		$(549,260)

1The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investments in this table.

2Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy VIP Balanced
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$1,399,552	$1,399,552
89

Notes to financial statements

Ivy Variable Insurance Portfolios

3. Investments (continued)

	Delaware Ivy VIP Balanced
	Level 1	Level 2	Total
Agency Mortgage-Backed Securities	$—	$21,062,304	$21,062,304
Common Stocks	133,852,822	—	133,852,822
Corporate Bonds	—	21,677,421	21,677,421
Exchange-Traded Funds	8,547,559	—	8,547,559
Non-Agency Collateralized Mortgage Obligations	—	559,880	559,880
Non-Agency Commercial Mortgage-Backed Securities	—	7,166,837	7,166,837
US Treasury Obligations	—	18,330,312	18,330,312
Short-Term Investments	3,091,016	—	3,091,016
Total Value of Securities	$145,491,397	$70,196,306	$215,687,703

Derivatives[1]
Assets:
Futures Contracts	$36,124	$—	$36,124
Liabilities:
Futures Contracts	$(218,728)	$—	$(218,728)

1Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy VIP Energy
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Consumer Staples	$2,040,770	$—	$2,040,770
Energy	68,912,254	8,959,328	77,871,582
Industrials	3,965,441	—	3,965,441
Utilities	570,917	—	570,917
Master Limited Partnerships	2,284,240	—	2,284,240
Total Value of Securities	$77,773,622	$8,959,328	$86,732,950
Delaware Ivy VIP Growth
Level 1
Securities
Assets:
Common Stocks	$750,201,560
Short-Term Investments	1,663,326
Total Value of Securities	$751,864,886
90

	Delaware Ivy VIP High Income
	Level 1	Level 2	Level 3		Total
Securities
Assets:
Common Stocks
Basic Industry	$—	$—	$3,346,014	[1]	$3,346,014
Consumer Discretionary	6,363,836	—	—		6,363,836
Consumer Goods	—	—	—	[1]	—
Energy	—	—	326		326
Financial Services	—	—	3,228,884		3,228,884
Retail	—	—	448,650		448,650
Utilities	—	—	11,722		11,722
Convertible Bond	—	—	9,157,410		9,157,410
Corporate Bonds	—	569,470,356	—		569,470,356
Exchange-Traded Funds	30,694,563	—	—		30,694,563
Loan Agreements	—	93,088,933	—		93,088,933
Municipal Bonds	—	3,477,981	—		3,477,981
Preferred Stock	—	—	119,120		119,120
Warrants	91,844	—	—		91,844
Short-Term Investments	34,635,613	—	—		34,635,613
Total Value of Securities	$71,785,856	$666,037,270	$16,312,126		$754,135,252

Derivatives[2]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(13,641)	$—		$(13,641)

1The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investments in this table.

2Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy VIP International Core Equity
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Australia	$—	$9,510,408	$9,510,408
Austria	—	7,106,322	7,106,322
Brazil	27,213,897	—	27,213,897
Canada	31,804,485	—	31,804,485
China	25,120,346	14,648,437	39,768,783
China/Hong Kong	—	11,095,974	11,095,974
Denmark	—	27,718,702	27,718,702
France	—	67,186,874	67,186,874
Germany	—	52,651,926	52,651,926
Hong Kong	—	9,851,986	9,851,986
India	—	31,962,242	31,962,242
91

Notes to financial statements

Ivy Variable Insurance Portfolios

3. Investments (continued)

	Delaware Ivy VIP International Core Equity
	Level 1	Level 2	Total
Japan	$—	$67,298,276	$67,298,276
Netherlands	—	29,098,539	29,098,539
Republic of Korea	—	20,731,512	20,731,512
Spain	—	9,336,719	9,336,719
Switzerland	9,288,283	—	9,288,283
Taiwan	—	11,878,353	11,878,353
United Kingdom	10,278,740	30,926,909	41,205,649
United States	15,624,357	7,530,873	23,155,230
Short-Term Investments	6,529,506	—	6,529,506
Total Value of Securities	$125,859,614	$408,534,052	$534,393,666
Delaware Ivy VIP Mid Cap Growth
Level 1
Securities
Assets:
Common Stocks	$511,589,938
Short-Term Investments	4,764,540
Total Value of Securities	$516,354,478
	Delaware Ivy VIP Natural Resources
	Level 1	Level 2	Level 3		Total
Securities
Assets:
Closed-Ended Trust	$2,357,750	$—	$—		$2,357,750
Common Stocks
Basic Industry	26,529,290	2,813,781	—		29,343,071
Consumer Discretionary	590,077	—	—		590,077
Consumer Staples	7,910,301	—	—		7,910,301
Energy	31,354,981	5,442,284	—		36,797,265
Industrials	7,617,993	—	—	[1]	7,617,993
Materials	9,069,031	1,420,239	—		10,489,270
Real Estate Investment Trusts	3,986,919	—	—		3,986,919
Short-Term Investments	1,098,433	—	—		1,098,433
Total Value of Securities	$90,514,775	$9,676,304	$—		$100,191,079

1The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investments in this table.

92

	Delaware Ivy VIP Science and Technology
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Communication Services	$63,828,892	$—	$63,828,892
Consumer Discretionary	53,835,655	—	53,835,655
Financials	22,450,595	8,059,182	30,509,777
Healthcare	39,139,504	—	39,139,504
Industrials	14,144,230	—	14,144,230
Information Technology	323,651,555	—	323,651,555
Short-Term Investments	16,674,268	—	16,674,268
Total Value of Securities	$533,724,699	$8,059,182	$541,783,881
Delaware Ivy VIP Small Cap Growth
Level 1
Securities
Assets:
Common Stocks	$212,222,737
Short-Term Investments	3,796,666
Total Value of Securities	$216,019,403
	Delaware Ivy VIP Smid Cap Core
	Level 1	Level 3		Total
Securities
Assets:
Common Stocks
Basic Materials	$15,096,684	$—		$15,096,684
Business Services	10,690,414	—		10,690,414
Capital Goods	23,868,882	—		23,868,882
Consumer Discretionary	9,150,486	—		9,150,486
Consumer Services	4,614,562	—		4,614,562
Consumer Staples	6,361,419	—		6,361,419
Credit Cyclicals	7,716,930	—		7,716,930
Energy	7,826,163	—		7,826,163
Financials	23,007,348	—		23,007,348
Healthcare	27,379,934	—	[1]	27,379,934
Media	3,758,274	—		3,758,274
Real Estate Investment Trusts	11,485,508	—		11,485,508
Technology	25,836,440	—		25,836,440
Transportation	6,667,464	—		6,667,464
Utilities	3,102,711	—		3,102,711
Short-Term Investments	3,316,162	—		3,316,162
Total Value of Securities	$189,879,381	$—		$189,879,381
93

Notes to financial statements

Ivy Variable Insurance Portfolios

3. Investments (continued)

1The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investments in this table.

During the six months ended June 30, 2023, there were no transfers into or out of Level 3 investments that had a significant impact to each Portfolio. Each Portfolio’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Portfolio’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP Natural Resources, and Delaware Ivy VIP Smid Cap Core net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Portfolio’s net assets at the end of the period. At June 30, 2023, Delaware Ivy VIP Balanced, Delaware Ivy VIP Energy, Delaware Ivy VIP Growth, Delaware Ivy VIP International Core Equity, Delaware Ivy VIP Mid Cap Growth, Delaware Ivy VIP Science and Technology, and Delaware Ivy VIP Small Cap Growth had no Level 3 investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Portfolio:

Delaware Ivy VIP High Income

	Common Stocks	Convertible Bond	Preferred Stock	Total
Balance as of 12/31/22	$7,885,418	$7,605,540	$119,120	$15,610,078
Sales	(1,469,830)	—	—	(1,469,830)
Net realized gain (loss)	372,097	—	—	372,097
Corporate actions	(2,071)	187,174	—	185,103
Net change in unrealized appreciation (depreciation)	249,982	1,364,696	—	1,614,678
Balance as of 6/30/23	$7,035,596	$9,157,410	$119,120	$16,312,126
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/23	$899,688	$1,364,696	$—	$2,264,384

A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for the Portfolio is as follows:

Delaware Ivy VIP High Income

Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value
Common Stocks	$11,722	Liquidation approach	Net asset value	N/A
Common Stocks	8,590	Market approach	Broker quotes	N/A
Common Stocks	448,650	Market approach	EV/Revenue multiple	0.44x
			EV/EBITDA multiple	5.95x
Common Stocks	3,337,424	Market approach	EV/Revenue multiple	0.60x
			EV/EBITDA multiple	1.86x
Common Stocks	3,228,884	Market approach	Financials	N/A
Common Stocks	326	Net asset value / liquidation	Financials	N/A
Convertible Bond	9,157,410	Market approach	Financials	N/A
Preferred Stock	119,120	Market approach	EV/Revenue multiple	0.44x
			EV/EBITDA multiple	5.95x
94

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Ivy VIP Asset Strategy		Delaware Ivy VIP Balanced		Delaware Ivy VIP Energy
	Six months ended 6/30/23	Year ended 12/31/22	Six months ended 6/30/23	Year ended 12/31/22	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Class I	934	2,486	—	—	48,483	167,892
Class II	2,165,568	2,333,217	799,370	831,985	4,077,796	19,735,678

Shares issued upon reinvestment of dividends and distributions:
Class I	—	12,694	—	—	572	2,955
Class II	—	7,166,681	330,900	18,997,778	52,215	726,589
	2,166,502	9,515,078	1,130,270	19,829,763	4,179,066	20,633,114

Shares redeemed:
Class I	(484)	(866)	—	—	(39,293)	(130,904)
Class II	(6,114,352)	(10,414,827)	(3,185,041)	(4,217,111)	(11,135,643)	(17,381,020)
	(6,114,836)	(10,415,693)	(3,185,041)	(4,217,111)	(11,174,936)	(17,511,924)
Net increase (decrease)	(3,948,334)	(900,615)	(2,054,771)	15,612,652	(6,995,870)	3,121,190
	Delaware Ivy VIP Growth		Delaware Ivy VIP High Income		Delaware Ivy VIP International Core Equity
	Six months ended 6/30/23	Year ended 12/31/22	Six months ended 6/30/23	Year ended 12/31/22	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Class I	—	—	161,809	700,806	—	—
Class II	1,798,226	5,246,613	14,608,733	23,969,927	3,299,708	2,382,458

Shares issued upon reinvestment of dividends and distributions:
Class I	—	—	362,284	393,125	—	—
Class II	8,181,027	22,330,970	17,312,738	18,153,567	552,242	3,768,784
	9,979,253	27,577,583	32,445,564	43,217,425	3,851,950	6,151,242

Shares redeemed:
Class I	—	—	(404,147)	(1,298,839)	—	—
Class II	(6,592,658)	(17,572,568)	(22,152,883)	(43,537,541)	(3,490,771)	(5,473,984)
	(6,592,658)	(17,572,568)	(22,557,030)	(44,836,380)	(3,490,771)	(5,473,984)
Net increase (decrease)	3,386,595	10,005,015	9,888,534	(1,618,955)	361,179	677,258
95

Notes to financial statements

Ivy Variable Insurance Portfolios

4. Capital Shares (continued)

	Delaware Ivy VIP Mid Cap Growth		Delaware Ivy VIP Natural Resources		Delaware Ivy VIP Science and Technology
	Six months ended 6/30/23	Year ended 12/31/22	Six months ended 6/30/23	Year ended 12/31/22	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Class I	240,345	1,618,195	—	—	22,609	24,401
Class II	2,271,473	4,953,182	1,193,112	9,791,609	982,793	2,109,519

Shares issued upon reinvestment of dividends and distributions:
Class I	1,218,017	2,801,133	—	—	3,782	10,777
Class II	4,902,586	8,730,807	579,657	410,591	1,123,413	3,543,762
	8,632,421	18,103,317	1,772,769	10,202,200	2,132,597	5,688,459

Shares redeemed:
Class I	(2,105,049)	(5,242,549)	—	—	(9,361)	(32,133)
Class II	(2,898,317)	(5,289,582)	(2,784,818)	(9,308,663)	(2,150,342)	(3,802,046)
	(5,003,366)	(10,532,131)	(2,784,818)	(9,308,663)	(2,159,703)	(3,834,179)
Net increase (decrease)	3,629,055	7,571,186	(1,012,049)	893,537	(27,106)	1,854,280
	Delaware Ivy VIP Small Cap Growth		Delaware Ivy VIP Smid Cap Core
	Six months ended 6/30/23	Year ended 12/31/22	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Class I	290,128	441,146	—	—
Class II	665,396	2,259,394	2,844,877	2,177,868

Shares issued upon reinvestment of dividends and distributions:
Class I	541,761	760,465	—	—
Class II	5,472,013	11,461,185	1,896,930	3,164,690
	6,969,298	14,922,190	4,741,807	5,342,558

Shares redeemed:
Class I	(242,615)	(2,595,852)	—	—
Class II	(1,907,306)	(19,401,535)	(1,284,534)	(2,009,932)
	(2,149,921)	(21,997,387)	(1,284,534)	(2,009,932)
Net increase (decrease)	4,819,377	(7,075,197)	3,457,273	3,332,626
96

5. Basis of consolidation for Delaware Ivy VIP Asset Strategy

Ivy VIP ASF II, Ltd. (the Subsidiary), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Delaware Ivy VIP Asset Strategy (referred to as the Portfolio in this subsection). Ivy VIP ASF III (SBP), LLC (the Company), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Portfolio. The Subsidiary and the Company act as investment vehicles for the Portfolio, in order to affect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and SAI.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio, its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2023 of the Subsidiary and the Company to the Portfolio.

	Date of Incorporation	Subscription Agreement	Portfolio’s Net Assets	Subsidiary/ company net assets	Percentage of Portfolio’s net assets
Ivy VIP ASF ll, Ltd.	1-31-13	4-10-13	$574,133,188	$27,961,306	4.87%
Ivy VIP ASF lll (SBP),LLC	4-9-13	4-23-13	574,133,188	17,288	0.00%

6. Line of Credit

Each Portfolio, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

Each Portfolio had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.

7. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2023.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Portfolio may enter into these contracts to fix the US dollar value of

97

Notes to financial statements

Ivy Variable Insurance Portfolios

8. Derivatives (continued)

a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Portfolio may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover each Portfolio’s exposure to the counterparty. Open foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended June 30, 2023, Delaware Ivy VIP High Income used foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

During the six months ended June 30, 2023, Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP Energy, Delaware Ivy VIP Growth, Delaware Ivy VIP International Core Equity, Delaware Ivy VIP Natural Resources and Delaware Ivy VIP Science and Technology used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolios may use futures contracts in the normal course of pursuing its investment objective. The Portfolios may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolios deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Portfolios because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Ivy VIP Asset Strategy posted $475,090 and Delaware Ivy VIP Balanced posted $136,697 cash collateral as margin for open futures contracts, which is included in “Cash collateral due from broker on futures contracts” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended June 30, 2023, Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced invested in futures contracts to hedge each Portfolio’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — Each Portfolio may enter into options contracts in the normal course of pursuing its investment objective. Each Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage each Portfolio’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Portfolio may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage

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commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Portfolio. Each Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Mid Cap Growth pledged securities collateral valued at $12,309,080 and $16,389,092, respectively, as collateral for open options contracts. Open options contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended June 30, 2023, Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced used options contracts to manage each Portfolio’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — Each Portfolio may enter into CDS contracts in the normal course of pursuing its investment objective. Each Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Portfolio and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended December 31, 2022, Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Portfolio had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at June 30, 2023.

During the six months ended June 30, 2023, Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced used CDS contracts to hedge against credit events.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the

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Notes to financial statements

Ivy Variable Insurance Portfolios

8. Derivatives (continued)

amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

Fair values of derivative instruments as of June 30, 2023 were as follows:

Delaware Ivy VIP Asset Strategy Asset Derivatives Fair Value
Interest
Statement of Assets and	Rate
Liabilities Location	Contracts
Variation margin due from broker on futures contracts*	$11,028
Delaware Ivy VIP Asset Strategy Liability Derivatives Fair Value
Interest
Statement of Assets and	Rate
Liabilities Location	Contracts
Variation margin due from broker on futures contracts*	$(549,260)
Delaware Ivy VIP Balanced Asset Derivatives Fair Value
Interest
Statement of Assets and	Rate
Liabilities Location	Contracts
Variation margin due to broker on futures contracts*	$36,124
Delaware Ivy VIP Balanced Liability Derivatives Fair Value
Interest
Statement of Assets and	Rate
Liabilities Location	Contracts
Variation margin due to broker on futures contracts*	$(218,728)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2023. Only current day variation margin is reported on the Portfolio’s “Statements of assets and liabilities.”

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The effect of derivative instruments on the “Statements of operations” for the six months ended June 30, 2023 was as follows:

Delaware Ivy VIP Asset Strategy	Delaware Ivy VIP Asset Strategy Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Currency contracts	$(144,776)	$—	$—	$—	$(144,776)
Interest rate contracts	—	284,612	—	—	284,612
Credit contracts	—	—	(547)	44,680	44,133
Total	$(144,776)	$284,612	$(547)	$44,680	$183,969
	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Total
Interest rate contracts	$(488,544)	$(488,544)
Delaware Ivy VIP Balanced	Delaware Ivy VIP Balanced Net Realized Gain (Loss) on:
	Futures Contracts	Options Written	Swap Contracts	Total
Interest rate contracts	$50,113	$—	$—	$50,113
Credit contracts	—	21,535	15,703	37,238
Total	$50,113	$21,535	$15,703	$87,351
	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Total
Interest rate contracts	$(183,619)	$(183,619)

During the six months ended June 30, 2023, Delaware Ivy VIP Energy, Delaware Ivy VIP Growth, Delaware Ivy VIP High Income, Delaware Ivy VIP International Core Equity, Delaware Ivy VIP Natural Resources and Delaware Ivy VIP Science and Technology experienced net realized and unrealized gains or losses attributable to foreign currency exchange contracts, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

During the six months ended June 30, 2023, Delaware Ivy VIP Energy, Delaware Ivy VIP Growth and Delaware Ivy VIP Science and Technology experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of operations.”

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Notes to financial statements

Ivy Variable Insurance Portfolios

8. Derivatives (continued)

The table below summarizes the average daily balance of derivative holdings by certain Portfolios during the six months ended June 30, 2023:

	Long Derivative Volume
	Delaware Ivy VIP Asset Strategy	Delaware Ivy VIP Balanced	Delaware Ivy VIP Energy
Foreign currency exchange contracts (average notional value)	$195,828	$—	$17,737
Futures contracts (average notional value)	22,112,343	8,791,905	—
Options contracts (average notional value)*	78,907	29,397	—
CDS contracts (average notional value)**	197,600	72,800	—
Long Derivative Volume
Delaware Ivy VIP International Core Equity
Foreign currency exchange contracts (average notional value)	$914,156
	Long Derivative Volume
	Delaware Ivy VIP Natural Resources	Delaware Ivy VIP Science and Technology
Foreign currency exchange contracts (average notional value)	$16,759	$22,721
	Short Derivative Volume
	Delaware Ivy VIP Asset Strategy	Delaware Ivy VIP Balanced	Delaware Ivy VIP Energy
Foreign currency exchange contracts (average notional value)	$155,265	$—	$30,328
Futures contracts (average notional value)	70,671	2,545,998	—
Options contracts (average notional value)*	48,764	18,565	—
	Short Derivative Volume
	Delaware Ivy VIP High Income	Delaware Ivy VIP International Core Equity
Foreign currency exchange contracts (average notional value)	$2,779,064	$997,303
Short Derivative Volume
Delaware Ivy VIP Natural Resources
Foreign currency exchange contracts (average notional value)	$1,053

* Long represents purchased options and short represents written options.

** Long represents buying protection and short represents selling protection.

9. Offsetting

Certain Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help certain Portfolios mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between certain Portfolios and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Portfolios may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit

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a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, certain Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At June 30, 2023, certain Portfolios had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Ivy VIP High Income

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
TD Bank	$—	$(13,641)	$(13,641)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
TD Bank	$(13,641)	$—	$—	$—	$—	$(13,641)

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

10. Securities Lending

Each Portfolio, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Portfolio of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Portfolio. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Portfolio can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Portfolio or, at the discretion of the lending agent, replace the loaned securities. Each Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each

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Notes to financial statements

Ivy Variable Insurance Portfolios

10. Securities Lending (continued)

Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Portfolio, the security lending agent, and the borrower. Each Portfolio records security lending income net of allocations to the security lending agent and the borrower.

Each Portfolio may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Portfolio’s cash collateral account may be less than the amount each Portfolio would be required to return to the borrowers of the securities and each Portfolio would be required to make up for this shortfall.

At June 30, 2023, each Portfolio had no securities out on loan.

11. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Portfolio’s performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Portfolio invests will cause the NAV of each Portfolio to fluctuate.

Some countries in which the Portfolios may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

Certain Portfolios invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investor Services, Inc, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

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Certain Portfolios invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Certain Portfolios invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Portfolios will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Portfolio more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments that obligate the Portfolio to pay additional cash on a certain date or on demand. These commitments may require each Portfolio to increase its investment in a company at a time when the Portfolio might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Portfolio is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Portfolio may pay an assignment fee. On an ongoing basis, the Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Portfolio may be required to rely upon another lending institution to collect and pass on to the Portfolio amounts payable with respect to the loan and to enforce the Portfolio’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Portfolio from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Portfolio.

Certain Portfolios invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Portfolios will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Certain Portfolios may invest in REITs and are subject to the risks associated with that industry. If a Portfolio holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2023. The Portfolios’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Portfolios also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Portfolios will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Each Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios’ limitation on investments in illiquid securities. Securities

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Notes to financial statements

Ivy Variable Insurance Portfolios

11. Credit and Market Risk (continued)

eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

12. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio’s maximum exposure under these arrangements is unknown. However, each Portfolio has not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio’s existing contracts and expects the risk of loss to be remote.

13. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

14. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

15. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Portfolios’ financial statements.

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Other Portfolio information (Unaudited)

Ivy Variable Insurance Portfolios

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Portfolios have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Portfolio in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Portfolio’s liquidity risk; (2) classification of each of the Portfolio’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for portfolios that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Portfolio’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Portfolio’s acquisition of Illiquid investments if, immediately after the acquisition, each Portfolio would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Portfolio’s holdings of Illiquid assets exceed 15% of the Portfolio’s net assets. Portfolios with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Portfolio’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Portfolios during both normal and reasonably foreseeable stressed conditions; and (3) each Portfolio’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Portfolio’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Portfolio primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Portfolio’s liquidity needs. Each Portfolio’s HLIM is set at an appropriate level and the Portfolios complied with their HLIM at all times during the reporting period.

107

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio’s Form N-PORT, as well as a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Portfolio’s most recent Form N-PORT are available without charge on the Portfolios’ website at delawarefunds.com/vip/literature.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(3032572)

SEMIANN-VIP1-0823

Semiannual report

Ivy Variable Insurance Portfolios

Delaware Ivy VIP Core Equity

Delaware Ivy VIP Corporate Bond

Delaware Ivy VIP Global Growth

Delaware Ivy VIP Limited-Term Bond

Delaware Ivy VIP Value

Delaware VIP Global Value Equity

Delaware VIP Real Estate Securities

June 30, 2023

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Portfolios are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Portfolios are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Portfolio expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

The investment objective of Delaware Ivy VIP Core Equity seeks to provide capital growth and appreciation.

The investment objective of Delaware Ivy VIP Corporate Bond seeks to provide current income consistent with preservation of capital.

The investment objective of Delaware Ivy VIP Global Growth seeks to provide growth of capital.

The investment objective of Delaware Ivy VIP Limited-Term Bond seeks to provide current income consistent with preservation of capital.

The investment objective of Delaware Ivy VIP Value seeks to provide capital appreciation.

The investment objective of Delaware VIP Global Value Equity seeks to provide total return through a combination of current income and capital appreciation.

The investment objective of Delaware VIP Real Estate Securities seeks to provide total return through capital appreciation and current income.

As a shareholder of the Portfolio, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the tables shown, “Actual Portfolio return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Portfolios' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Ivy VIP Core Equity
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,147.20	0.95%	$5.06
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,020.08	0.95%	$4.76

Delaware Ivy VIP Corporate Bond
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,024.60	0.80%	$4.02
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,020.83	0.80%	$4.01
1

Disclosure of Portfolio expenses

Delaware Ivy VIP Global Growth
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,108.20	1.13%	$5.91
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,019.19	1.13%	$5.66

Delaware Ivy VIP Limited-Term Bond
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,011.80	0.90%	$4.49
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,020.33	0.90%	$4.51

Delaware Ivy VIP Value
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,041.90	1.02%	$5.16
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,019.74	1.02%	$5.11

Delaware VIP Global Value Equity
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,143.60	1.15%	$6.11
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,019.09	1.15%	$5.76

Delaware VIP Real Estate Securities
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,042.20	1.21%	$6.13
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,018.79	1.21%	$6.06
*	“Expenses Paid During Period” are equal to the relevant Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Portfolios' expenses reflected above and on the previous page, each Portfolio also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The tables above and on the previous page do not reflect the expenses of any applicable Underlying Funds.

2

Security type / sector allocations and top 10 equity holdings

Delaware Ivy VIP Core Equity	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.07%
Communication Services	6.44%
Consumer Discretionary	8.09%
Consumer Staples	3.77%
Energy	2.39%
Financials	17.30%
Healthcare	11.88%
Industrials	9.43%
Information Technology*	31.51%
Materials	5.54%
Utilities	2.72%
Short-Term Investments	1.07%
Total Value of Securities	100.14%
Liabilities Net of Receivables and Other Assets	(0.14)%
Total Net Assets	100.00%

*To monitor compliance with the Portfolio's concentration guidelines as described in the Portfolio's Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Electronics, Internet, Office/Business Equipment, Semiconductors, and Software. As of June 30, 2023, such amounts, as a percentage of total net assets were 5.34%, 3.15%, 2.29%, 1.15%, 6.92%, and 12.66%, respectively. The percentage in any such single industry will comply with the Portfolio's concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	8.96%
UnitedHealth Group	4.73%
Alphabet Class A	4.30%
Apple	4.21%
Amazon.com	4.03%
HCA Healthcare	3.32%
TE Connectivity	3.15%
Airbus ADR	2.73%
NextEra Energy	2.72%
Linde	2.58%
3

Security type / sector allocations

Delaware Ivy VIP Corporate Bond	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.00%
Convertible Bond	0.10%
Corporate Bonds	95.50%
Banking	20.30%
Basic Industry	0.92%
Brokerage	2.38%
Capital Goods	4.24%
Communications	10.16%
Consumer Cyclical	6.55%
Consumer Non-Cyclical	8.80%
Electric	8.85%
Energy	5.00%
Finance Companies	2.72%
Industrials	0.08%
Insurance	6.65%
Natural Gas	1.33%
Real Estate Investment Trusts	1.44%
Technology	13.91%
Transportation	1.71%
Utilities	0.46%
Municipal Bonds	0.82%
Sovereign Bonds	0.52%
US Treasury Obligations	2.24%
Short-Term Investments	0.43%
Total Value of Securities	99.61%
Receivables and Other Assets Net of Liabilities	0.39%
Total Net Assets	100.00%
4

Security type / sector and country allocations

Delaware Ivy VIP Global Growth	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	98.97%
Canada	4.52%
China	4.28%
Denmark	1.76%
France	8.67%
Germany	4.45%
Hong Kong	1.45%
India	4.85%
Italy	1.82%
Japan	4.98%
Netherlands	0.81%
Taiwan	1.96%
United Kingdom	3.51%
United States	55.91%
Short-Term Investments	0.70%
Total Value of Securities	99.67%
Receivables and Other Assets Net of Liabilities	0.33%
Total Net Assets	100.00%
Common stocks by sector	Percentage of net assets
Communication Services	6.76%
Consumer Discretionary	12.47%
Consumer Staples	7.71%
Energy	6.13%
Financials	13.99%
Healthcare	14.23%
Industrials	14.07%
Information Technology	20.45%
Materials	0.81%
Utilities	2.35%
Total	98.97%
5

Security type / sector allocations

Delaware Ivy VIP Limited-Term Bond	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.15%
Agency Commercial Mortgage-Backed Securities	6.12%
Agency Mortgage-Backed Security	0.06%
Collateralized Debt Obligations	7.39%
Corporate Bonds	47.86%
Banking	12.92%
Basic Industry	0.94%
Brokerage	0.17%
Capital Goods	4.23%
Communications	5.06%
Consumer Cyclical	3.21%
Consumer Non-Cyclical	4.34%
Electric	3.12%
Energy	3.65%
Finance Companies	0.84%
Insurance	3.30%
Natural Gas	0.36%
Real Estate Investment Trusts	1.49%
Technology	3.70%
Transportation	0.53%
Non-Agency Asset-Backed Securities	7.77%
US Treasury Obligations	28.82%
Total Value of Securities	98.17%
Receivables and Other Assets Net of Liabilities	1.83%
Total Net Assets	100.00%
6

Security type / sector allocations and top 10 equity holdings

Delaware Ivy VIP Value	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.04%
Communication Services	8.91%
Consumer Discretionary	6.56%
Consumer Staples	11.00%
Energy	3.09%
Financials	13.20%
Healthcare	18.45%
Industrials	12.34%
Information Technology	16.13%
Materials	3.02%
Real Estate	3.29%
Utilities	3.05%
Short-Term Investments	0.80%
Total Value of Securities	99.84%
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
TJX	3.36%
Cisco Systems	3.33%
Motorola Solutions	3.31%
Equity Residential	3.30%
Baxter International	3.25%
Oracle	3.22%
Honeywell International	3.22%
Cognizant Technology Solutions Class A	3.22%
Merck & Co.	3.20%
Lowe's	3.20%
7

Security type / sector and country allocations

Delaware VIP Global Value Equity	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	96.62%
Denmark	2.30%
France	14.10%
Germany	10.72%
Japan	4.52%
Netherlands	5.10%
Spain	3.47%
Sweden	7.77%
Switzerland	9.55%
United Kingdom	14.00%
United States	25.09%
Preferred Stock	2.12%
Short-Term Investments	0.95%
Total Value of Securities	99.69%
Receivables and Other Assets Net of Liabilities	0.31%
Total Net Assets	100.00%
Common stocks and preferred stock by sector	Percentage of net assets
Communication Services	2.19%
Consumer Discretionary	15.49%
Consumer Staples*	41.54%
Financials	2.71%
Healthcare	19.35%
Industrials	9.53%
Information Technology	4.14%
Materials	3.79%
Total	98.74%

*To monitor compliance with the Portfolio's concentration guidelines as described in the Portfolio's Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, Food, and Household Products/Wares. As of June 30, 2023, such amounts, as a percentage of total net assets were 5.07%, 8.68%, 19.20%, and 8.59%, respectively. The percentage in any such single industry will comply with the Portfolio's concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

8

Security type / sector allocations and top 10 equity holdings

Delaware VIP Real Estate Securities	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	97.65%
Real Estate Operating Companies/Developer	1.56%
REIT Diversified	19.19%
REIT Healthcare	11.46%
REIT Hotel	1.99%
REIT Industrial	13.39%
REIT Multifamily	19.17%
REIT Office	2.99%
REIT Retail	16.99%
REIT Self-Storage	10.91%
Short-Term Investments	3.83%
Total Value of Securities	101.48%
Liabilities Net of Receivables and Other Assets	(1.48)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Prologis	9.21%
Equinix	8.42%
Welltower	7.62%
Realty Income	4.86%
Digital Realty Trust	4.78%
VICI Properties	4.49%
Public Storage	4.16%
Invitation Homes	3.83%
Extra Space Storage	3.81%
Kite Realty Group Trust	3.68%
9

Schedules of investments

Delaware Ivy VIP Core Equity	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.07% t
Communication Services — 6.44%
Alphabet Class A †	223,460	$26,748,162
Take-Two Interactive Software †	89,997	13,243,959
		39,992,121
Consumer Discretionary — 8.09%
Amazon.com †	192,047	25,035,247
Aptiv †	129,785	13,249,751
AutoZone †	4,796	11,958,154
		50,243,152
Consumer Staples — 3.77%
Costco Wholesale	29,141	15,688,932
Procter & Gamble	50,944	7,730,242
		23,419,174
Energy — 2.39%
ConocoPhillips	96,429	9,991,009
Schlumberger	98,936	4,859,736
		14,850,745
Financials — 17.30%
American Express	51,399	8,953,706
Aon Class A	33,888	11,698,138
Blackstone	84,252	7,832,908
Capital One Financial	43,315	4,737,362
Discover Financial Services	50,022	5,845,071
Fiserv †	92,883	11,717,190
Intercontinental Exchange	87,292	9,870,979
JPMorgan Chase & Co.	56,654	8,239,758
KKR & Co.	160,496	8,987,776
Mastercard Class A	28,220	11,098,926
Morgan Stanley	120,685	10,306,499
Progressive	62,190	8,232,090
		107,520,403
Healthcare — 11.88%
Abbott Laboratories	57,746	6,295,469
Danaher	38,520	9,244,800
HCA Healthcare	67,914	20,610,541
UnitedHealth Group	61,184	29,407,478
Vertex Pharmaceuticals †	23,520	8,276,923
		73,835,211
Industrials — 9.43%
Airbus ADR	469,085	16,952,732
Equifax	51,172	12,040,772
Howmet Aerospace	174,723	8,659,272
Raytheon Technologies	87,794	8,600,300
United Rentals	27,734	12,351,891
		58,604,967
Information Technology — 31.51%
Apple	134,778	26,142,889
Applied Materials	103,521	14,962,925
Intuit	26,051	11,936,308
KLA	12,677	6,148,598
Microchip Technology	155,366	13,919,240
Microsoft	163,437	55,656,836
NVIDIA	18,934	8,009,461
Salesforce †	52,453	11,081,221
Seagate Technology Holdings	113,661	7,032,206
TE Connectivity	139,802	19,594,648
VeriSign †	62,940	14,222,552
Zebra Technologies Class A †	24,106	7,131,278
		195,838,162
Materials — 5.54%
Crown Holdings	70,132	6,092,367
Linde	42,128	16,054,138
Sherwin-Williams	46,358	12,308,976
		34,455,481
Utilities — 2.72%
NextEra Energy	227,596	16,887,623
		16,887,623
Total Common Stocks (cost $494,840,131)		615,647,039

Short-Term Investments — 1.07%
Money Market Mutual Funds — 1.07%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	1,662,749	1,662,749
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	1,662,750	1,662,750
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	1,662,748	1,662,748
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	1,662,750	1,662,750
Total Short-Term Investments (cost $6,650,997)		6,650,997
Total Value of Securities—100.14% (cost $501,491,128)		$622,298,036
t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

10

Delaware Ivy VIP Corporate Bond	June 30, 2023 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.00%
GNMA
Series 2005-23 1.00% 6/17/45 •	3,627	$0
Total Agency Collateralized Mortgage Obligations (cost $11)		0

Convertible Bond — 0.10%
Spirit Airlines 1.00% exercise price $42.36, maturity date 5/15/26	567,000	460,971
Total Convertible Bond (cost $516,069)		460,971

Corporate Bonds — 95.50%
Banking — 20.30%
Bank of America
1.898% 7/23/31 µ	1,325,000	1,055,739
2.299% 7/21/32 µ	3,225,000	2,580,374
2.482% 9/21/36 µ	1,310,000	1,002,785
2.496% 2/13/31 µ	4,000,000	3,350,917
2.592% 4/29/31 µ	3,675,000	3,087,132
6.204% 11/10/28 µ	1,890,000	1,944,167
Bank of New York Mellon
4.70% 9/20/25 µ, ψ	1,750,000	1,704,062
5.802% 10/25/28 µ	301,000	307,007
5.834% 10/25/33 µ	1,638,000	1,708,473
Barclays
6.224% 5/9/34 µ	1,275,000	1,270,777
7.385% 11/2/28 µ	1,057,000	1,101,900
Citigroup
2.572% 6/3/31 µ	4,872,000	4,066,951
4.412% 3/31/31 µ	2,735,000	2,572,968
5.61% 9/29/26 µ	2,495,000	2,492,941
Citizens Bank 6.064% 10/24/25 µ	2,565,000	2,431,991
Credit Agricole 144A 5.514% 7/5/33 #	3,415,000	3,438,073
Credit Suisse 7.95% 1/9/25	4,350,000	4,440,453
Deutsche Bank 6.72% 1/18/29 µ	956,000	958,103
Fifth Third Bancorp 6.361% 10/27/28 µ	1,002,000	998,420
Fifth Third Bank 5.852% 10/27/25 µ	1,100,000	1,072,033
Goldman Sachs Group
1.542% 9/10/27 µ	3,230,000	2,840,945
2.383% 7/21/32 µ	3,325,000	2,664,669
3.50% 11/16/26	2,000,000	1,876,305
3.80% 3/15/30	2,550,000	2,360,832
4.25% 10/21/25	3,250,000	3,133,511
Huntington National Bank
4.552% 5/17/28 µ	573,000	534,981
5.65% 1/10/30	1,140,000	1,089,648
JPMorgan Chase & Co.
2.522% 4/22/31 µ	10,202,000	8,634,891
3.875% 9/10/24	1,424,000	1,390,787
4.00% 4/1/25 µ, ψ	1,650,000	1,511,169
5.35% 6/1/34 µ	685,000	690,741
KeyBank
4.15% 8/8/25	286,000	264,419
5.00% 1/26/33	2,145,000	1,857,355
KeyCorp
3.878% 5/23/25 µ	1,300,000	1,202,591
4.789% 6/1/33 µ	190,000	159,374
Morgan Stanley
1.794% 2/13/32 µ	3,525,000	2,736,288
3.875% 1/27/26	3,850,000	3,717,778
6.138% 10/16/26 µ	1,135,000	1,146,912
6.342% 10/18/33 µ	2,115,000	2,250,911
PNC Financial Services Group
5.068% 1/24/34 µ	1,273,000	1,221,210
Popular 7.25% 3/13/28	2,470,000	2,470,000
SVB Financial Group
4.00% 5/15/26 µ, ‡, ψ	1,360,000	99,824
4.57% 4/29/33 µ, ‡	1,320,000	886,203
Truist Financial
4.95% 9/1/25 µ, ψ	1,765,000	1,637,038
6.123% 10/28/33 µ	996,000	1,011,341
US Bancorp
2.491% 11/3/36 µ	2,300,000	1,683,914
4.653% 2/1/29 µ	785,000	750,602
5.727% 10/21/26 µ	966,000	965,854
5.836% 6/12/34 µ	1,165,000	1,173,964
Wells Fargo & Co. 2.879% 10/30/30 µ	4,080,000	3,527,253
		97,076,576
Basic Industry — 0.92%
Celanese US Holdings 6.05% 3/15/25	2,025,000	2,017,741
Graphic Packaging International
144A 0.821% 4/15/24 #	2,480,000	2,380,253
		4,397,994
Brokerage — 2.38%
Blackstone Holdings Finance
144A 1.60% 3/30/31 #	950,000	705,776
144A 2.00% 1/30/32 #	3,760,000	2,804,263
Jefferies Financial Group 2.625% 10/15/31	2,130,000	1,653,268
KKR Group Finance VIII 144A 3.50% 8/25/50 #	4,000,000	2,727,921
11

Schedules of investments

Delaware Ivy VIP Corporate Bond

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
National Securities Clearing 144A
1.50% 4/23/25 #	3,745,000	$3,483,913
		11,375,141
Capital Goods — 4.24%
Ashtead Capital 144A 2.45% 8/12/31 #	260,000	204,223
Boeing 3.75% 2/1/50	3,375,000	2,536,749
Lennox International 1.35% 8/1/25	2,750,000	2,508,819
Martin Marietta Materials 0.65% 7/15/23	1,165,000	1,162,590
Masco 1.50% 2/15/28	2,225,000	1,896,079
Parker-Hannifin 4.25% 9/15/27	250,000	242,604
Raytheon Technologies
5.15% 2/27/33	2,700,000	2,738,089
5.375% 2/27/53	745,000	774,394
Republic Services 2.30% 3/1/30	3,457,000	2,952,714
Vontier 2.40% 4/1/28	2,973,000	2,480,181
Waste Connections 3.50% 5/1/29	3,049,000	2,806,903
		20,303,345
Communications — 10.16%
AT&T
3.50% 6/1/41	2,000,000	1,537,306
3.50% 9/15/53	2,965,000	2,101,071
3.65% 6/1/51	3,900,000	2,865,281
5.40% 2/15/34	295,000	295,652
CCO Holdings
144A 4.75% 2/1/32 #	1,070,000	873,709
144A 6.375% 9/1/29 #	470,000	443,325
Cellnex Finance 144A 3.875% 7/7/41 #	1,320,000	968,343
Charter Communications Operating
3.85% 4/1/61	2,565,000	1,553,576
3.90% 6/1/52	1,115,000	730,635
4.50% 2/1/24	2,306,000	2,286,107
Comcast
2.887% 11/1/51	1,446,000	970,299
3.25% 11/1/39	3,875,000	3,077,148
3.90% 3/1/38	500,000	434,891
4.80% 5/15/33	2,235,000	2,212,589
Crown Castle
1.05% 7/15/26	2,500,000	2,190,534
3.15% 7/15/23	175,000	174,788
3.20% 9/1/24	2,250,000	2,181,547
4.00% 3/1/27	2,000,000	1,903,380
Directv Financing 144A 5.875% 8/15/27 #	1,050,000	952,151
Discovery Communications 4.00% 9/15/55	1,710,000	1,138,285
Paramount Global 4.75% 5/15/25	1,776,000	1,734,572
Sprint Capital 6.875% 11/15/28	1,770,000	1,877,781
T-Mobile USA
3.30% 2/15/51	425,000	298,513
3.50% 4/15/25	5,555,000	5,343,651
4.375% 4/15/40	575,000	508,190
5.05% 7/15/33	2,015,000	1,979,371
Verizon Communications
2.65% 11/20/40	1,250,000	870,059
2.875% 11/20/50	1,540,000	1,004,643
4.50% 8/10/33	3,575,000	3,374,902
VZ Secured Financing 144A 5.00% 1/15/32 #	705,000	568,552
Warnermedia Holdings 6.412% 3/15/26	2,130,000	2,132,246
		48,583,097
Consumer Cyclical — 6.55%
ADT Security 144A 4.875% 7/15/32 #	969,000	829,881
Amazon.com
2.50% 6/3/50	4,610,000	3,070,340
3.875% 8/22/37	5,677,000	5,188,517
Aptiv 3.10% 12/1/51	2,058,000	1,295,701
DR Horton 2.60% 10/15/25	3,080,000	2,883,361
Ford Motor Credit
6.95% 3/6/26	720,000	724,532
6.95% 6/10/26	1,405,000	1,413,318
General Motors Financial
1.25% 1/8/26	2,125,000	1,896,849
2.40% 10/15/28	1,420,000	1,203,279
5.85% 4/6/30	500,000	496,109
6.40% 1/9/33	1,550,000	1,576,526
Home Depot
3.30% 4/15/40	4,500,000	3,657,760
4.20% 4/1/43	1,670,000	1,493,721
NVR 3.00% 5/15/30	4,022,000	3,487,290
VICI Properties 4.95% 2/15/30	2,230,000	2,093,937
		31,311,121
Consumer Non-Cyclical — 8.80%
Amgen
2.80% 8/15/41	1,750,000	1,237,929
5.15% 3/2/28	980,000	979,818
5.65% 3/2/53	700,000	709,401
Boston Scientific 1.90% 6/1/25	2,000,000	1,875,826
Bunge Limited Finance 2.75% 5/14/31	1,725,000	1,448,860
Cigna Group 5.685% 3/15/26	3,335,000	3,339,696
12

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Clorox 3.90% 5/15/28	4,676,000	$4,464,870
Coca-Cola Europacific Partners 144A 0.80% 5/3/24 #	2,270,000	2,180,090
CVS Health
2.70% 8/21/40	1,417,000	990,197
4.78% 3/25/38	1,105,000	1,020,385
5.25% 1/30/31	830,000	827,656
Eli Lilly & Co. 5.00% 2/27/26	1,470,000	1,471,411
JBS USA Lux 144A 3.00% 2/2/29 #	1,560,000	1,326,780
McCormick & Co.
0.90% 2/15/26	3,572,000	3,186,129
3.50% 9/1/23	771,000	767,923
Merck & Co. 2.75% 12/10/51	1,005,000	694,281
Nestle Holdings
144A 3.90% 9/24/38 #	1,520,000	1,364,275
144A 4.00% 9/24/48 #	4,020,000	3,548,730
Pfizer Investment Enterprises
4.75% 5/19/33	2,040,000	2,033,107
5.30% 5/19/53	1,180,000	1,227,750
Royalty Pharma
1.20% 9/2/25	3,840,000	3,464,481
3.30% 9/2/40	325,000	231,617
3.35% 9/2/51	958,000	617,962
3.55% 9/2/50	236,000	159,581
Universal Health Services 1.65% 9/1/26	2,535,000	2,217,437
US Foods 144A 4.75% 2/15/29 #	775,000	710,310
		42,096,502
Electric — 8.85%
American Electric Power 5.699% 8/15/25	1,330,000	1,322,672
Appalachian Power 4.50% 8/1/32	1,005,000	942,624
Baltimore Gas and Electric 4.25% 9/15/48	1,500,000	1,281,826
Black Hills 1.037% 8/23/24	1,650,000	1,559,387
CenterPoint Energy 4.25% 11/1/28	505,000	473,053
CenterPoint Energy Houston Electric 4.95% 4/1/33	2,565,000	2,561,867
Commonwealth Edison
2.75% 9/1/51	2,500,000	1,621,992
3.65% 6/15/46	3,000,000	2,351,323
Constellation Energy Generation 5.60% 3/1/28	1,460,000	1,472,300
Consumers Energy 4.625% 5/15/33	1,605,000	1,562,812
Duke Energy Carolinas
3.95% 11/15/28	364,000	347,985
5.35% 1/15/53	935,000	948,586
Duke Energy Indiana 5.40% 4/1/53	1,400,000	1,413,393
Duke Energy Ohio 5.25% 4/1/33	1,000,000	1,007,926
Edison International 8.125% 6/15/53 µ	2,155,000	2,204,461
Enel Finance International 144A 6.80% 10/14/25 #	1,500,000	1,528,532
Eversource Energy 5.45% 3/1/28	1,510,000	1,521,457
Exelon 5.30% 3/15/33	870,000	867,696
Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,205,000	1,108,534
Louisville Gas and Electric 5.45%4/15/33	1,205,000	1,228,279
MidAmerican Energy 3.95%8/1/47	2,000,000	1,631,411
National Rural Utilities
Cooperative Finance 4.40% 11/1/48	2,000,000	1,717,446
NextEra Energy Capital Holdings
3.00% 1/15/52	1,195,000	787,551
6.051% 3/1/25	2,170,000	2,179,127
Oglethorpe Power 4.50% 4/1/47	1,450,000	1,200,528
Southern California Edison
3.45% 2/1/52	800,000	573,614
4.125% 3/1/48	572,000	464,858
4.70% 6/1/27	1,011,000	994,578
Virginia Electric and Power 4.60% 12/1/48	1,736,000	1,549,364
Vistra Operations 144A 5.125% 5/13/25 #	2,110,000	2,059,352
WEC Energy Group 5.15% 10/1/27	770,000	769,403
Wisconsin Electric Power 4.30% 10/15/48	1,250,000	1,079,884
		42,333,821
Energy — 5.00%
BP Capital Markets America
2.939% 6/4/51	3,295,000	2,252,706
4.812% 2/13/33	1,825,000	1,799,338
Cheniere Energy Partners 144A 5.95% 6/30/33 #	1,490,000	1,496,198
Colorado Interstate Gas 144A 4.15% 8/15/26 #	1,000,000	954,822
ConocoPhillips 5.30% 5/15/53	1,415,000	1,440,550
Energy Transfer 6.25% 4/15/49	280,000	273,769
Enterprise Products Operating 5.35% 1/31/33	380,000	386,586
Kinder Morgan
4.80% 2/1/33	1,010,000	953,221
5.55% 6/1/45	1,000,000	922,460
Marathon Oil 5.20% 6/1/45	1,430,000	1,212,223
13

Schedules of investments

Delaware Ivy VIP Corporate Bond

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
MPLX
5.00% 3/1/33	1,115,000	$1,068,479
5.65% 3/1/53	600,000	561,532
Occidental Petroleum 6.125% 1/1/31	1,411,000	1,434,162
Sabal Trail Transmission 144A 4.246% 5/1/28 #	2,500,000	2,368,971
Targa Resources Partners
5.00% 1/15/28	3,642,000	3,479,012
6.875% 1/15/29	496,000	506,356
Williams Cos. 4.85% 3/1/48	3,250,000	2,817,981
		23,928,366
Finance Companies — 2.72%
AerCap Ireland Capital DAC
1.65% 10/29/24	765,000	719,233
1.75% 1/30/26	2,182,000	1,960,133
3.00% 10/29/28	3,846,000	3,328,467
3.40% 10/29/33	229,000	184,171
Air Lease
2.20% 1/15/27	445,000	394,960
2.875% 1/15/32	1,850,000	1,486,866
4.125% 12/15/26 µ, ψ	1,532,000	998,891
5.85% 12/15/27	990,000	989,614
Aviation Capital Group
144A 1.95% 1/30/26 #	1,408,000	1,255,037
144A 1.95% 9/20/26 #	255,000	221,181
144A 6.25% 4/15/28 #	457,000	456,371
Avolon Holdings Funding 144A 3.25% 2/15/27 #	540,000	481,589
Owl Rock Capital 4.00% 3/30/25	575,000	539,487
		13,016,000
Industrials — 0.08%
University of Southern California 3.028% 10/1/39	500,000	402,760
		402,760
Insurance — 6.65%
American International Group 5.125% 3/27/33	2,250,000	2,198,938
Aon
2.80% 5/15/30	4,900,000	4,246,261
5.00% 9/12/32	1,225,000	1,210,075
Athene Global Funding
144A 1.985% 8/19/28 #	5,885,000	4,729,609
144A 2.717% 1/7/29 #	2,935,000	2,394,046
Brighthouse Financial 3.85% 12/22/51	539,000	341,716
First American Financial 2.40% 8/15/31	2,100,000	1,599,108
New York Life Global Funding
144A 1.20% 8/7/30 #	1,798,000	1,394,118
144A 4.85% 1/9/28 #	1,880,000	1,864,185
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	3,000,000	2,344,050
Principal Life Global Funding II 144A 3.00% 4/18/26 #	1,000,000	927,377
UnitedHealth Group
3.05% 5/15/41	3,685,000	2,851,600
3.70% 8/15/49	1,000,000	804,325
4.00% 5/15/29	880,000	841,606
4.20% 5/15/32	1,044,000	997,095
4.50% 4/15/33	1,500,000	1,461,837
5.05% 4/15/53	1,605,000	1,596,504
		31,802,450
Natural Gas — 1.33%
Sempra Energy 4.875% 10/15/25 µ, ψ	1,505,000	1,403,515
Southern California Gas
4.30% 1/15/49	2,505,000	2,095,405
5.20% 6/1/33	700,000	691,117
5.75% 6/1/53	765,000	774,077
6.35% 11/15/52	1,270,000	1,409,176
		6,373,290
Real Estate Investment Trusts — 1.44%
Alexandria Real Estate Equities 4.75% 4/15/35	1,100,000	1,021,929
American Homes 4 Rent 3.625% 4/15/32	890,000	769,989
Extra Space Storage
2.35% 3/15/32	2,892,000	2,263,549
2.55% 6/1/31	3,485,000	2,823,960
		6,879,427
Technology — 13.91%
Adobe 2.30% 2/1/30	3,417,000	2,999,779
Alphabet 2.05% 8/15/50	2,756,000	1,726,493
Apple
2.65% 5/11/50	675,000	470,356
2.65% 2/8/51	1,075,000	743,200
2.70% 8/5/51	1,125,000	784,656
4.30% 5/10/33	295,000	293,563
4.85% 5/10/53	1,330,000	1,364,011
Autodesk
2.40% 12/15/31	460,000	376,699
2.85% 1/15/30	5,231,000	4,589,731
Broadcom
144A 3.419% 4/15/33 #	2,500,000	2,091,802
144A 3.469% 4/15/34 #	1,483,000	1,217,047

14

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
CDW
2.67% 12/1/26	815,000	$732,701
3.276% 12/1/28	3,590,000	3,120,802
CoStar Group 144A 2.80% 7/15/30 #	2,431,000	2,008,091
Entegris Escrow
144A 4.75% 4/15/29 #	1,690,000	1,570,443
144A 5.95% 6/15/30 #	955,000	916,444
Equinix 2.625% 11/18/24	4,895,000	4,676,969
Fidelity National Information Services 1.65% 3/1/28	2,225,000	1,880,104
Fiserv 3.85% 6/1/25	4,646,000	4,490,383
Global Payments 2.65% 2/15/25	4,000,000	3,795,680
Leidos 2.30% 2/15/31	906,000	714,466
Microchip Technology 0.983% 9/1/24	2,685,000	2,537,131
Micron Technology 5.875% 9/15/33	1,395,000	1,383,090
Microsoft 2.921% 3/17/52	2,975,000	2,215,250
NXP 3.875% 6/18/26	2,800,000	2,690,844
Oracle
3.60% 4/1/50	1,129,000	807,394
4.65% 5/6/30	605,000	584,924
5.55% 2/6/53	1,096,000	1,062,097
PayPal Holdings
2.30% 6/1/30	2,110,000	1,790,321
3.25% 6/1/50	1,100,000	798,635
3.90% 6/1/27	445,000	430,602
Sensata Technologies 144A 3.75% 2/15/31 #	1,115,000	954,876
Texas Instruments 3.875% 3/15/39	2,994,000	2,684,955
Thomson Reuters 3.35% 5/15/26	2,760,000	2,628,456
Visa 2.70% 4/15/40	4,897,000	3,765,669
VMware 4.50% 5/15/25	1,650,000	1,616,713
		66,514,377
Transportation — 1.71%
Air Canada 144A 3.875% 8/15/26 #	1,435,000	1,331,325
American Airlines 144A 5.50% 4/20/26 #	1,410,000	1,398,142
Burlington Northern Santa Fe 4.55% 9/1/44	1,000,000	923,231
Delta Air Lines 2020-1 Class AA Pass Through Trust 2.00% 12/10/29 t	1,251,443	1,102,818
ERAC USA Finance
144A 4.90% 5/1/33 #	945,000	924,186
144A 5.40% 5/1/53 #	590,000	589,491
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 1/7/30 t	2,093,868	1,892,329
		8,161,522
Utilities — 0.46%
American Water Capital 4.15% 6/1/49	2,600,000	2,180,454
		2,180,454
Total Corporate Bonds (cost $515,542,926)		456,736,243

Municipal Bonds — 0.82%
Commonwealth of Puerto Rico (Restructured)
Series A-1 2.986% 7/1/24 ^	16,942	16,233
Series A-1 4.00% 7/1/35	36,981	34,467
GDB Debt Recovery Authority of Puerto Rico Revenue (Taxable) 7.50% 8/20/40	1,582,304	1,309,357
New York City, New York Industrial Development Agency (Yankee Stadium Project) 144A 11.00% 3/1/29 #	2,210,000	2,554,053
Total Municipal Bonds (cost $3,768,450)		3,914,110

Sovereign Bonds — 0.52%Δ
Colombia — 0.14%
Colombia Government International Bond 3.25% 4/22/32	925,000	686,637
		686,637
Mexico — 0.18%
Mexico Government International Bond 3.75% 4/19/71	1,250,000	836,945
		836,945
United States — 0.20%
Tennessee Valley Authority 2.875% 2/1/27	1,000,000	940,850
		940,850
Total Sovereign Bonds (cost $3,150,290)		2,464,432

US Treasury Obligations — 2.24%
US Treasury Bonds
3.625% 2/15/53	3,625,000	3,480,000
3.875% 2/15/43	615,000	599,817

15

Schedules of investments

Delaware Ivy VIP Corporate Bond

	Principal
	amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes 3.50% 1/31/30	6,855,000	$6,653,367
Total US Treasury Obligations
(cost $10,939,575)		10,733,184

	Number of
	shares
Short-Term Investments — 0.43%
Money Market Mutual Funds — 0.43%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	514,352	514,352
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	514,353	514,353
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	514,353	514,353
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	514,353	514,353
Total Short-Term Investments
(cost $2,057,411)		2,057,411
Total Value of Securities—99.61%
(cost $535,974,732)		$476,366,351

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $70,650,440, which represents 14.77% of the Portfolio's net assets. See Note 9 in “Notes to financial statements."
‡	Non-income producing security. Security is currently in default.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.

Summary of abbreviations:

DAC – Designated Activity Company

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

16

Delaware Ivy VIP Global Growth	June 30, 2023 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 98.97%Δ
Canada – 4.52%
Barrick Gold	58,432	$989,254
Canadian Natural Resources	47,808	2,689,678
Canadian Pacific Kansas City	22,412	1,810,216
		5,489,148
China – 4.28%
China Mengniu Dairy †	559,000	2,112,623
H World Group ADR †	36,091	1,399,609
Tencent Holdings	39,700	1,683,327
		5,195,559
Denmark – 1.76%
Genmab †	5,629	2,133,153
		2,133,153
France – 8.67%
Airbus	18,909	2,733,896
BNP Paribas	32,249	2,035,104
LVMH Moet Hennessy Louis Vuitton	1,513	1,426,626
Thales	12,308	1,844,094
TotalEnergies	15,287	877,545
Vinci	13,752	1,597,919
		10,515,184
Germany – 4.45%
Bayer	30,119	1,667,240
Deutsche Telekom	100,472	2,192,150
RWE	35,313	1,538,810
		5,398,200
Hong Kong – 1.45%
Prudential	124,544	1,758,984
		1,758,984
India – 4.85%
ICICI Bank	116,297	1,331,483
Larsen & Toubro	64,150	1,939,736
NTPC	569,383	1,315,040
State Bank of India	186,134	1,303,666
		5,889,925
Italy – 1.82%
Ferrari	6,751	2,207,225
		2,207,225
Japan – 4.98%
Asahi Group Holdings	38,100	1,478,274
ITOCHU	37,600	1,493,530
Mitsubishi UFJ Financial Group	253,800	1,870,779
ORIX	66,000	1,203,589
		6,046,172
Netherlands – 0.81%
Shell	32,503	979,095
		979,095
Taiwan – 1.96%
Taiwan Semiconductor Manufacturing	129,000	2,383,060
		2,383,060
United Kingdom – 3.51%
AstraZeneca	14,172	2,031,617
Reckitt Benckiser Group	29,704	2,232,281
		4,263,898
United States – 55.91%
Abbott Laboratories	14,012	1,527,588
Alphabet Class A †	15,220	1,821,834
Amazon.com †	30,879	4,025,387
Ambarella †	14,078	1,177,906
Apple	19,460	3,774,656
Aptiv †	18,124	1,850,279
Autodesk †	6,776	1,386,437
Burlington Stores †	7,453	1,173,028
Casey's General Stores	4,999	1,219,156
ConocoPhillips	22,696	2,351,533
Danaher	6,727	1,614,480
Darden Restaurants	12,095	2,020,833
Eli Lilly & Co.	4,448	2,086,023
Etsy †	12,067	1,020,989
Generac Holdings †	10,327	1,540,066
Ingersoll Rand	28,637	1,871,714
Intercontinental Exchange	12,387	1,400,722
Intuit	5,086	2,330,354
KLA	2,664	1,292,093
Mastercard Class A	7,794	3,065,380
Microchip Technology	15,367	1,376,730
Microsoft	14,359	4,889,814
Morgan Stanley	18,751	1,601,335
NVIDIA	5,217	2,206,895
PayPal Holdings †	21,058	1,405,200
Pinterest Class A †	89,063	2,434,983
Procter & Gamble	15,238	2,312,214
Raytheon Technologies	22,924	2,245,635
Schlumberger	10,974	539,043
Seagate Technology Holdings	31,303	1,936,717
Thermo Fisher Scientific	2,421	1,263,157
T-Mobile US †	427	59,310
UnitedHealth Group	5,349	2,570,943
VeriSign †	9,190	2,076,664

17

Schedules of investments

Delaware Ivy VIP Global Growth

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Vertex Pharmaceuticals †	6,756	$2,377,504
		67,846,602
Total Common Stocks (cost $98,214,245)		120,106,205

Short-Term Investments – 0.70%
Money Market Mutual Funds – 0.70%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	212,731	212,731
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	212,731	212,731
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	212,732	212,732
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	212,730	212,730
Total Short-Term Investments (cost $850,924)		850,924
Total Value of Securities–99.67% (cost $99,065,169)		$120,957,129

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 5 in “Security type / country and sector allocations.”
†	Non-income producing security.

Summary of abbreviations:

ADR - American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

18

Delaware Ivy VIP Limited-Term Bond	June 30, 2023 (Unaudited)
	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.15%
Freddie Mac REMICs Series 4505 PE 2.50% 5/15/44	214,450	$197,032
GNMA Series 2012-39 PA 2.00% 3/16/42	271,884	246,077
Total Agency Collateralized Mortgage Obligations (cost $488,290)		443,109

Agency Commercial Mortgage-Backed Securities — 6.12%
FREMF Mortgage Trust
Series 2013-K33 B 144A 3.551% 8/25/46 #, •	1,009,000	1,004,943
Series 2013-K33 C 144A 3.551% 8/25/46 #, •	1,250,000	1,244,470
Series 2013-K35 B 144A 4.192% 12/25/46 #, •	1,270,000	1,263,147
Series 2015-K47 B 144A 3.71% 6/25/48 #, •	1,170,000	1,118,863
Series 2015-KF12 B 144A 12.293% (LIBOR01M + 7.10%, Floor 7.10%) 9/25/22 #, •	600,484	599,182
Series 2016-K723 B 144A 3.613% 11/25/23 #, •	3,500,000	3,470,358
Series 2017-K724 C 144A 3.596% 12/25/49 #, •	600,000	590,672
Series 2017-K729 B 144A 3.799% 11/25/49 #, •	1,900,000	1,829,087
Series 2017-KF33 B 144A 7.743% (LIBOR01M + 2.55%, Floor 2.55%) 6/25/27 #, •	414,873	381,698
Series 2017-KF39 B 144A 7.693% (LIBOR01M + 2.50%, Floor 2.50%) 11/25/24 #, •	297,733	290,798
Series 2017-KF40 B 144A 7.893% (LIBOR01M + 2.70%, Floor 2.70%) 11/25/27 #, •	484,433	457,577
Series 2018-K732 B 144A 4.189% 5/25/25 #, •	225,000	215,486
Series 2018-KF46 B 144A 7.143% (LIBOR01M + 1.95%, Floor 1.95%) 3/25/28 #, •	490,022	445,456
Series 2018-KF47 B 144A 7.193% (LIBOR01M + 2.00%, Floor 2.00%) 5/25/25 #, •	423,985	409,419
Series 2018-KF48 B 144A 7.243% (LIBOR01M + 2.05%, Floor 2.05%) 6/25/28 #, •	266,109	235,915
Series 2018-KF51 B 144A 7.043% (LIBOR01M + 1.85%, Floor 1.85%) 8/25/25 #, •	840,716	807,103
Series 2019-KF60 B 144A 7.543% (LIBOR01M + 2.35%, Floor 2.35%) 2/25/26 #, •	1,048,107	1,000,400
Series 2019-KF61 B 144A 7.393% (LIBOR01M + 2.20%, Floor 2.20%) 4/25/29 #, •	387,977	346,798
Series 2019-KF68 B 144A 7.393% (LIBOR01M + 2.20%, Floor 2.20%) 7/25/26 #, •	699,206	656,142
Series 2019-KF69 B 144A 7.493% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/29 #, •	404,542	367,457
Series 2019-KF70 B 144A 7.493% (LIBOR01M + 2.30%, Floor 2.30%) 9/25/29 #, •	315,178	290,414
Series 2019-KF73 B 144A 7.643% (LIBOR01M + 2.45%, Floor 2.45%) 11/25/29 #, •	963,923	888,955
Series 2020-KF74 B 144A 7.343% (LIBOR01M + 2.15%, Floor 2.15%) 1/25/27 #, •	213,511	202,306
Series 2020-KF75 B 144A 7.443% (LIBOR01M + 2.25%, Floor 2.25%) 12/25/29 #, •	404,132	365,117
Total Agency Commercial Mortgage-Backed Securities (cost $19,377,256)		18,481,763

Agency Mortgage-Backed Security — 0.06%
Freddie Mac S.F. 20 yr 4.50% 8/1/30	194,943	191,547
Total Agency Mortgage-Backed Security (cost $203,221)		191,547

Collateralized Debt Obligations — 7.39%
Benefit Street Partners CLO XX Series 2020-20AAR 144A 6.43% (LIBOR03M + 1.17%, Floor 1.17%) 7/15/34 #, •	2,000,000	1,965,240
Bethpage Park CLO Series 2021-1A A 144A 6.39% (LIBOR03M + 1.13%, Floor 1.13%) 1/15/35 #, •	600,000	589,169
BlueMountain CLO XXX Series 2020-30AAR 144A 6.356% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	1,000,000	983,781
Canyon CLO Series 2020-1AAR 144A 6.44% (LIBOR03M + 1.18%, Floor 1.18%) 7/15/34 #, •	2,200,000	2,160,805
CIFC Funding Series 2022-2A A1 144A 6.348% (TSFR03M + 1.32%, Floor 1.32%) 4/19/35 #, •	2,000,000	1,960,402
19

Schedules of investments

Delaware Ivy VIP Limited-Term Bond

	Principal
	amount°	Value (US $)
Collateralized Debt Obligations (continued)
Dryden 77 CLO Series 2020-77AAR 144A 6.499% (LIBOR03M + 1.12%, Floor 1.12%) 5/20/34 #, •	1,100,000	$1,080,357
Dryden 83 CLO Series 2020-83A A 144A 6.482% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	1,935,000	1,913,717
Galaxy XXI CLO Series 2015-21AAR 144A 6.27% (LIBOR03M + 1.02%) 4/20/31 #, •	2,000,000	1,971,220
KKR CLO 41 Series 2022-41A A1 144A 6.316% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	2,000,000	1,943,666
Octagon Investment Partners 48 Series 2020-3AAR 144A 6.40% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	2,000,000	1,963,226
Regatta XIX Funding Series 2022-1A A1 144A 6.368% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	2,000,000	1,950,252
Sound Point CLO XXV Series 2019-4A A1R 144A 6.348% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	2,000,000	1,964,820
Venture 42 CLO Series 2021-42A A1A 144A 6.39% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •	415,000	402,172
Voya CLO Series 2020-3AAR 144A 6.40% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	1,500,000	1,466,679
Total Collateralized Debt Obligations (cost $22,660,498)		22,315,506

Corporate Bonds — 47.86%
Banking — 12.92%
Ally Financial 1.45% 10/2/23	3,060,000	3,019,206
Bank of America
1.843% 2/4/25 µ	675,000	657,747
4.00% 1/22/25	1,000,000	973,006
4.125% 1/22/24	1,000,000	991,499
4.20% 8/26/24	1,325,000	1,300,660
5.501% 6/14/24 •	825,000	823,889
Bank of New York Mellon 5.802% 10/25/28 µ	573,000	584,436
Barclays 7.385% 11/2/28 µ	315,000	328,381
Citigroup
2.014% 1/25/26 µ	1,275,000	1,198,440
3.07% 2/24/28 µ	215,000	197,973
5.50% 9/13/25	1,000,000	994,632
5.61% 9/29/26 µ	175,000	174,856
Citizens Bank
4.119% 5/23/25 µ	1,460,000	1,383,155
6.064% 10/24/25 µ	525,000	497,776
Credit Agricole 144A 5.301% 7/12/28 #	250,000	249,306
Credit Suisse 7.95% 1/9/25	250,000	255,198
Deutsche Bank 6.72% 1/18/29 µ	565,000	566,243
Fifth Third Bank 5.852% 10/27/25 µ	875,000	852,754
Goldman Sachs Group
3.85% 7/8/24	1,500,000	1,471,494
4.25% 10/21/25	2,500,000	2,410,393
5.88% (SOFR + 0.79%) 12/9/26 •	1,300,000	1,290,079
Huntington National Bank
4.008% 5/16/25 µ	840,000	808,424
5.65% 1/10/30	250,000	238,958
JPMorgan Chase & Co.
0.653% 9/16/24 µ	1,000,000	988,400
3.875% 9/10/24	847,000	827,245
4.08% 4/26/26 µ	4,090,000	3,976,203
KeyBank
4.15% 8/8/25	835,000	771,993
5.85% 11/15/27	130,000	122,522
KeyCorp 3.878% 5/23/25 µ	730,000	675,301
Morgan Stanley
6.138% 10/16/26 µ	5,120,000	5,173,736
6.296% 10/18/28 µ	425,000	437,102
PNC Financial Services Group 5.671% 10/28/25 µ	310,000	307,570
Popular 7.25% 3/13/28	215,000	215,000
Toronto-Dominion Bank 4.108% 6/8/27	731,000	699,401
US Bancorp
2.375% 7/22/26	844,000	771,288
4.653% 2/1/29 µ	60,000	57,371
5.727% 10/21/26 µ	178,000	177,973
Wells Fargo & Co. 3.908% 4/25/26 µ	2,620,000	2,534,372
		39,003,982
Basic Industry — 0.94%
Celanese US Holdings
6.05% 3/15/25	140,000	139,498
6.165% 7/15/27	525,000	522,650
20

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Graphic Packaging International 144A 0.821% 4/15/24 #	1,350,000	$1,295,703
Nutrien 5.95% 11/7/25	870,000	875,596
		2,833,447
Brokerage — 0.17%
LSEGA Financing 144A 0.65% 4/6/24 #	540,000	517,952
		517,952
Capital Goods — 4.23%
Avery Dennison 0.85% 8/15/24	375,000	353,891
CNH Industrial Capital 1.95% 7/2/23	1,550,000	1,550,000
General Electric 5.012% 1/1/24	186,894	186,643
Lennox International 1.35% 8/1/25	2,150,000	1,961,440
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	1,560,000	1,551,558
Parker-Hannifin
3.65% 6/15/24	1,430,000	1,401,655
4.25% 9/15/27	1,070,000	1,038,344
Republic Services 0.875% 11/15/25	1,800,000	1,620,364
Teledyne Technologies 0.95% 4/1/24	1,385,000	1,334,172
Waste Management 0.75% 11/15/25	1,955,000	1,765,333
		12,763,400
Communications — 5.06%
American Tower
0.60% 1/15/24	1,300,000	1,264,095
1.30% 9/15/25	795,000	720,809
AT&T
1.70% 3/25/26	1,350,000	1,230,997
2.95% 7/15/26	1,250,000	1,176,728
Charter Communications Operating
4.50% 2/1/24	1,215,000	1,204,519
4.908% 7/23/25	1,485,000	1,456,706
Crown Castle 3.15% 7/15/23	400,000	399,515
Crown Castle Towers 144A 3.663% 5/15/45 #	950,000	904,980
Netflix 5.875% 2/15/25	1,250,000	1,256,125
Sprint 7.875% 9/15/23	1,721,000	1,726,705
T-Mobile USA 3.75% 4/15/27	2,000,000	1,894,178
Warnermedia Holdings
3.638% 3/15/25	1,690,000	1,630,968
6.412% 3/15/26	400,000	400,422
		15,266,747
Consumer Cyclical — 3.21%
7-Eleven 144A 0.80% 2/10/24 #	1,000,000	969,412
Aptiv 2.396% 2/18/25	1,035,000	982,782
Ford Motor Credit
2.70% 8/10/26	550,000	491,557
3.375% 11/13/25	1,355,000	1,261,240
6.95% 6/10/26	265,000	266,569
General Motors Financial 1.20% 10/15/24	825,000	776,469
Hyundai Capital America 144A 1.25% 9/18/23 #	800,000	792,459
MGM Resorts International 5.75% 6/15/25	1,780,000	1,765,748
VICI Properties 4.95% 2/15/30	595,000	558,696
Volkswagen Group of America Finance 144A 0.875% 11/22/23 #	1,850,000	1,816,274
		9,681,206
Consumer Non-Cyclical — 4.34%
Amgen 5.15% 3/2/28	330,000	329,939
Astrazeneca Finance 4.875% 3/3/28	365,000	364,965
Cigna Group 5.685% 3/15/26	630,000	630,887
Diageo Capital 3.50% 9/18/23	1,000,000	995,459
Eli Lilly & Co. 5.00% 2/27/26	280,000	280,269
HCA 5.20% 6/1/28	185,000	183,625
Keurig Dr Pepper 0.75% 3/15/24	680,000	656,386
McCormick & Co.
0.90% 2/15/26	1,025,000	914,273
3.50% 9/1/23	475,000	473,104
Medtronic Global Holdings 4.25% 3/30/28	570,000	556,701
Novartis Capital 3.00% 11/20/25	1,250,000	1,196,091
Pfizer Investment Enterprises 4.45% 5/19/28	405,000	398,261
Royalty Pharma
0.75% 9/2/23	1,800,000	1,783,562
1.20% 9/2/25	1,647,000	1,485,937
Tenet Healthcare 4.875% 1/1/26	815,000	794,620
Tyson Foods 3.95% 8/15/24	2,000,000	1,963,673
Zoetis 5.40% 11/14/25	105,000	105,349
		13,113,101
Electric — 3.12%
Black Hills 1.037% 8/23/24	1,000,000	945,083
Duke Energy Carolinas 3.95% 11/15/28	1,150,000	1,099,403
Edison International 3.55% 11/15/24	1,300,000	1,257,027
Enel Finance International 144A 4.25% 6/15/25 #	295,000	286,439
Eversource Energy 2.90% 3/1/27	225,000	207,454
21

Schedules of investments

Delaware Ivy VIP Limited-Term Bond

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Fells Point Funding Trust 144A 3.046% 1/31/27 #	210,000	$193,188
Metropolitan Edison 144A 5.20% 4/1/28 #	585,000	579,573
MidAmerican Energy 3.70% 9/15/23	1,045,000	1,040,749
National Rural Utilities Cooperative Finance
1.875% 2/7/25	1,350,000	1,275,281
4.45% 3/13/26	550,000	541,821
4.80% 3/15/28	420,000	415,426
NextEra Energy Capital Holdings 6.051% 3/1/25	410,000	411,725
Southern 4.85% 6/15/28	810,000	794,363
Vistra Operations 144A 5.125% 5/13/25 #	385,000	375,758
		9,423,290
Energy — 3.65%
ConocoPhillips 2.40% 3/7/25	116,000	110,621
Eastern Energy Gas Holdings 3.55% 11/1/23	1,235,000	1,221,672
Enbridge 2.50% 2/14/25	820,000	779,268
Energy Transfer
4.25% 4/1/24	1,132,000	1,114,890
5.55% 2/15/28	1,295,000	1,292,625
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	1,094,055	1,010,096
Harvest Operations 144A 1.00% 4/26/24 #	1,400,000	1,344,681
Occidental Petroleum 5.875% 9/1/25	1,690,000	1,679,959
Plains All American Pipeline 3.85% 10/15/23	1,800,000	1,790,207
Targa Resources Partners 5.00% 1/15/28	695,000	663,897
		11,007,916
Finance Companies — 0.84%
AerCap Ireland Capital DAC
1.65% 10/29/24	1,115,000	1,048,293
3.00% 10/29/28	355,000	307,230
Air Lease 5.85% 12/15/27	185,000	184,928
Aviation Capital Group
144A 4.375% 1/30/24 #	1,000,000	983,842
144A 6.25% 4/15/28 #	26,000	25,964
		2,550,257
Insurance — 3.30%
Athene Global Funding
144A 0.914% 8/19/24 #	850,000	794,626
144A 0.95% 1/8/24 #	1,750,000	1,698,469
Humana 5.75% 3/1/28	128,000	130,334
MassMutual Global Funding II 144A 0.60% 4/12/24 #	1,900,000	1,828,221
Met Tower Global Funding 144A 3.70% 6/13/25 #	1,280,000	1,228,176
Principal Life Global Funding II 144A 0.75% 4/12/24 #	800,000	768,153
Protective Life Global Funding
144A 0.631% 10/13/23 #	750,000	738,657
144A 1.618% 4/15/26 #	1,350,000	1,210,323
UnitedHealth Group 4.25% 1/15/29	1,615,000	1,570,038
		9,966,997
Natural Gas — 0.36%
Sempra Energy 3.30% 4/1/25	1,145,000	1,098,792
		1,098,792
Real Estate Investment Trusts — 1.49%
SBA Tower Trust
144A 1.884% 7/15/50 #	1,155,000	1,037,485
144A 2.836% 1/15/50 #	1,621,000	1,539,163
144A 3.869% 10/8/49 #, f	2,000,000	1,938,572
		4,515,220
Technology — 3.70%
Apple 3.00% 2/9/24	355,000	350,091
Baidu 1.72% 4/9/26	379,000	340,042
Infor 144A 1.45% 7/15/23 #	877,000	875,508
Oracle 5.80% 11/10/25	755,000	763,682
Roper Technologies 1.00% 9/15/25	1,400,000	1,273,438
S&P Global 2.45% 3/1/27	740,000	683,005
Sensata Technologies
144A 5.00% 10/1/25 #	1,390,000	1,362,097
144A 5.625% 11/1/24 #	355,000	352,641
Thomson Reuters 4.30% 11/23/23	1,269,000	1,258,762
TSMC Global 144A 1.25% 4/23/26 #	1,500,000	1,340,246
Workday 3.50% 4/1/27	50,000	47,418
Xilinx 2.95% 6/1/24	2,575,000	2,513,556
		11,160,486
Transportation — 0.53%
American Airlines 144A 5.50% 4/20/26 #	181,121	179,598
ERAC USA Finance 144A 4.60% 5/1/28 #	825,000	802,134

22

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Penske Truck Leasing 144A 4.40% 7/1/27 #	670,000	$632,927
		1,614,659
Total Corporate Bonds (cost $150,460,332)		144,517,452

Non-Agency Asset-Backed Securities — 7.77%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	2,000,000	1,989,698
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	1,838,450	1,807,012
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	3,250,000	3,233,425
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	709,502	698,489
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	1,350,000	1,236,499
Ford Credit Floorplan Master Owner Trust Series 2020-2 A 1.06% 9/15/27	3,000,000	2,721,610
GM Financial Automobile Leasing Trust Series 2022-1 B 2.23% 2/20/26	1,600,000	1,531,717
GMF Floorplan Owner Revolving Trust Series 2023-1 A2 144A 0.00% (SOFR + 1.15%) 6/15/28 #, •	2,250,000	2,287,508
GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	1,500,000	1,491,839
Hyundai Auto Lease Securitization Trust Series 2023-A A3 144A 5.05% 1/15/26 #	1,300,000	1,289,346
Toyota Lease Owner Trust Series 2021-B A3 144A 0.42% 10/21/24 #	1,145,119	1,132,277
Verizon Master Trust Series 2022-2 A 1.53% 7/20/28	1,500,000	1,408,413
Series 2022-2 B 1.83% 7/20/28	1,350,000	1,263,236
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	1,400,000	1,371,191
Total Non-Agency Asset-Backed Securities (cost $23,926,447)		23,462,260

US Treasury Obligations — 28.82%
US Treasury Notes
4.00% 6/30/28	7,020,000	6,982,158
4.125% 6/15/26	54,380,000	53,836,200
4.25% 12/31/24	12,315,000	12,144,707
4.625% 6/30/25	14,115,000	14,051,317
Total US Treasury Obligations
(cost $87,382,936)		87,014,382

Total Value of Securities—98.17% (cost $304,498,980)		$296,426,019
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $78,920,909, which represents 26.14% of the Portfolio's net assets. See Note 9 in “Notes to financial statements."
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
f	Step coupon bond. Stated rate in effect at June 30, 2023 through maturity date.
23

Schedules of investments

Delaware Ivy VIP Limited-Term Bond

The following futures contracts were outstanding at June 30, 2023:1

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
292	US Treasury 2 yr Notes	$59,376,375	$60,221,130	9/29/23	$—	$(844,755)	$(9,125)
(26)	US Treasury 5 yr Notes	(2,784,438)	(2,841,251)	9/29/23	56,813	—	—
(22)	US Treasury 10 yr Notes	(2,469,844)	(2,516,539)	9/20/23	46,695	—	(3,094)
Total Futures Contracts			$54,863,340		$103,508	$(844,755)	$(12,219)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.

1 See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

TSFR03M – 3 Month Term Secured Overnight Financing Rate

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

24

Delaware Ivy VIP Value	June 30, 2023 (Unaudited)
	Number of
	shares	Value (US $)
Common Stocks — 99.04%
Communication Services — 8.91%
Comcast Class A	255,500	$10,616,025
Verizon Communications	278,400	10,353,696
Walt Disney †	107,200	9,570,816
		30,540,537
Consumer Discretionary — 6.56%
Lowe's	48,500	10,946,450
TJX	135,900	11,522,961
		22,469,411
Consumer Staples — 11.00%
Archer-Daniels-Midland	129,700	9,800,132
Conagra Brands	293,600	9,900,192
Dollar General	50,000	8,489,000
Dollar Tree †	66,100	9,485,350
		37,674,674
Energy — 3.09%
ConocoPhillips	102,200	10,588,942
		10,588,942
Financials — 13.20%
Allstate	86,102	9,388,562
American International Group	177,700	10,224,858
Fidelity National Information Services	170,729	9,338,876
Truist Financial	256,900	7,796,915
US Bancorp	257,100	8,494,584
		45,243,795
Healthcare — 18.45%
Baxter International	244,300	11,130,308
Cigna Group	36,400	10,213,840
CVS Health	132,124	9,133,732
Hologic †	134,100	10,858,077
Johnson & Johnson	65,900	10,907,768
Merck & Co.	95,000	10,962,050
		63,205,775
Industrials — 12.34%
Dover	71,800	10,601,270
Honeywell International	53,200	11,039,000
Northrop Grumman	22,200	10,118,760
Raytheon Technologies	107,318	10,512,871
		42,271,901
Information Technology — 16.13%
Broadcom	12,022	10,428,244
Cisco Systems	220,800	11,424,192
Cognizant Technology Solutions Class A	169,000	11,032,320
Motorola Solutions	38,700	11,349,936
Oracle	92,700	11,039,643
		55,274,335
Materials — 3.02%
DuPont de Nemours	145,000	10,358,800
		10,358,800
Real Estate — 3.29%
Equity Residential	171,100	11,287,467
		11,287,467
Utilities — 3.05%
Edison International	150,600	10,459,170
		10,459,170
Total Common Stocks (cost $341,199,117)		339,374,807

Short-Term Investments — 0.80%
Money Market Mutual Funds — 0.80%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	685,021	685,021
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	685,020	685,020
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	685,021	685,021
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	685,021	685,021
Total Short-Term Investments (cost $2,740,083)		2,740,083
Total Value of Securities—99.84% (cost $343,939,200)		$342,114,890

†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

25

Schedules of investments

Delaware VIP Global Value Equity	June 30, 2023 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 96.62%Δ
Denmark – 2.30%
Novo Nordisk Class B	25,170	$4,065,958
		4,065,958
France – 14.10%
Air Liquide	37,327	6,694,041
Danone	112,850	6,915,837
Kering	4,187	2,312,057
Orange	332,168	3,881,863
Sodexo	46,497	5,120,127
		24,923,925
Germany – 10.72%
adidas AG	30,781	5,975,456
Fresenius Medical Care AG & Co.	41,350	1,976,163
Knorr-Bremse	48,100	3,676,938
SAP	53,561	7,316,829
		18,945,386
Japan – 4.52%
Asahi Group Holdings	48,800	1,893,432
Kao	89,700	3,255,205
Makita	100,700	2,846,415
		7,995,052
Netherlands – 5.10%
Koninklijke Ahold Delhaize	264,390	9,013,854
		9,013,854
Spain – 3.47%
Amadeus IT Group †	80,617	6,139,016
		6,139,016
Sweden – 7.77%
Essity Class B	171,910	4,578,251
H & M Hennes & Mauritz Class B	268,020	4,609,222
Securitas Class B	553,740	4,548,283
		13,735,756
Switzerland – 9.55%
Nestle	76,050	9,148,177
Roche Holding	14,738	4,502,017
Swatch Group	11,030	3,225,087
		16,875,281
United Kingdom – 14.00%
Diageo	164,406	7,067,979
Intertek Group	63,030	3,416,726
Smith & Nephew	417,639	6,737,908
Unilever	144,338	7,516,292
		24,738,905
United States – 25.09%
Clorox	41,390	6,582,666
Henry Schein †	73,666	5,974,313
Ingredion	49,110	5,203,204
Kimberly-Clark	35,171	4,855,708
Lamb Weston Holdings	31,793	3,654,605
Merck & Co.	48,115	5,551,990
Otis Worldwide	26,332	2,343,811
Pfizer	146,994	5,391,740
Visa Class A	20,183	4,793,059
		44,351,096
Total Common Stocks (cost $177,015,938)		170,784,229

Preferred Stock – 2.12%
Germany – 2.12%
Henkel AG & Co. 2.64% ω	46,796	3,742,569
Total Preferred Stock (cost $3,820,587)		3,742,569

Short-Term Investments – 0.95%
Money Market Mutual Funds – 0.95%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	420,563	420,563
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	420,563	420,563
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	420,563	420,563
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	420,564	420,564
Total Short-Term Investments (cost $1,682,253)		1,682,253
Total Value of Securities–99.69% (cost $182,518,778)		$176,209,051
Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 8 in “Security type / country and sector allocations.”
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

Summary of abbreviations:

AG - Aktiengesellschaft

See accompanying notes, which are an integral part of the financial statements.

26

Delaware VIP Real Estate Securities	June 30, 2023 (Unaudited)
	Number of
	shares	Value (US $)
Common Stocks — 97.65%
Real Estate Operating Companies/Developer — 1.56%
Corp Inmobiliaria Vesta ADR †	9,092	$292,944
DigitalBridge Group	9,713	142,878
		435,822
REIT Diversified — 19.19%
American Tower	2,163	419,492
Digital Realty Trust	11,733	1,336,037
Equinix	3,005	2,355,739
VICI Properties	39,988	1,256,823
		5,368,091
REIT Healthcare — 11.46%
Healthcare Realty Trust	21,266	401,077
Healthpeak Properties	33,456	672,466
Welltower	26,342	2,130,804
		3,204,347
REIT Hotel — 1.99%
Ryman Hospitality Properties	3,823	355,233
Xenia Hotels & Resorts	16,328	200,998
		556,231
REIT Industrial — 13.39%
Americold Realty Trust	23,510	759,373
Prologis	20,991	2,574,126
Rexford Industrial Realty	7,893	412,173
		3,745,672
REIT Multifamily — 19.17%
American Homes 4 Rent Class A	15,457	547,951
Boardwalk Real Estate Investment Trust	3,684	172,944
Canadian Apartment Properties REIT	6,110	234,576
Equity LifeStyle Properties	12,470	834,119
Equity Residential	12,894	850,617
InterRent Real Estate Investment Trust	16,152	156,308
Invitation Homes	31,103	1,069,943
Sun Communities	5,935	774,280
UDR	16,770	720,439
		5,361,177
REIT Office — 2.99%
Alexandria Real Estate Equities	7,367	836,081
		836,081
REIT Retail — 16.99%
Agree Realty	13,097	856,413
Federal Realty Investment Trust	7,756	750,548
Kite Realty Group Trust	46,080	1,029,427
Realty Income	22,733	1,359,206
Simon Property Group	6,538	755,008
		4,750,602
REIT Self-Storage — 10.91%
Extra Space Storage	7,164	1,066,361
Life Storage	6,169	820,230
Public Storage	3,988	1,164,018
		3,050,609
Total Common Stocks
(cost $29,416,398)		27,308,632

Short-Term Investments — 3.83%
Money Market Mutual Funds — 3.83%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	267,390	267,390
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	267,390	267,390
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	267,390	267,390
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	267,390	267,390
Total Short-Term Investments
(cost $1,069,560)		1,069,560
Total Value of Securities—101.48%
(cost $30,485,958)		$28,378,192
†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

27

Statements of assets and liabilities

June 30, 2023 (Unaudited)

	Delaware Ivy	Delaware Ivy	Delaware Ivy	Delaware Ivy
	VIP Core	VIP Corporate	VIP Global	VIP Limited-
	Equity	Bond	Growth	Term Bond
Assets:
Investments, at value*	$622,298,036	$476,366,351	$120,957,129	$296,426,019
Cash	—	—	—	11,090,761
Cash collateral due from broker on futures contracts	—	—	—	365,054
Dividend and interest receivable	194,428	5,193,896	106,277	1,772,987
Foreign tax reclaims receivable	20,068	—	94,061	—
Receivable for portfolio shares sold	3,564	651,645	349	199,465
Receivable for securities sold	—	1,429,087	617,230	13,427,021
Other assets	1,230	1,480	307	600
Total Assets	622,517,326	483,642,459	121,775,353	323,281,907
Liabilities:
Due to custodian	—	—	9	—
Payable for portfolio shares redeemed	424,427	206,840	114,651	97,453
Investment management fees payable to affiliates	323,065	187,511	73,179	89,007
Other accrued expenses	124,856	139,626	62,295	196,320
Distribution fees payable to affiliates	124,582	98,690	24,545	62,614
Administration expenses payable to affiliates	98,865	95,859	20,983	58,957
Payable for portfolio securities purchased	—	4,664,671	—	20,816,771
Variation margin due to broker on future contracts	—	—	—	12,219
Accrued capital gains taxes on appreciated securities	—	—	120,285	—
Total Liabilities	1,095,795	5,393,197	415,947	21,333,341
Total Net Assets	$621,421,531	$478,249,262	$121,359,406	$301,948,566

Net Assets Consist of:
Paid-in capital	$462,827,113	$570,855,222	$100,497,330	$319,570,224
Total distributable earnings (loss)	158,594,418	(92,605,960)	20,862,076	(17,621,658)
Total Net Assets	$621,421,531	$478,249,262	$121,359,406	$301,948,566

Net Asset Value

Class II:
Net assets	$621,421,531	$478,249,262	$121,359,406	$301,948,566
Shares of beneficial interest outstanding, unlimited authorization, no par	52,347,055	106,929,309	41,488,567	66,237,749
Net asset value per share	$11.87	$4.47	$2.93	$4.56

*Investments, at cost	$501,491,128	$535,974,732	$99,065,169	$304,498,980

See accompanying notes, which are an integral part of the financial statements.

28

		Delaware VIP	Delaware VIP
	Delaware Ivy	Global	Real Estate
	VIP Value	Value Equity	Securities
Assets:
Investments, at value*	$342,114,890	$176,209,051	$28,378,192
Dividend and interest receivable	561,176	175,754	83,132
Receivable for securities sold	534,550	—	—
Foreign tax reclaims receivable	4,383	754,972	119
Receivable for portfolio shares sold	2,182	504	6,828
Receivable due from Advisor	—	—	16,939
Other assets	719	451	—
Total Assets	343,217,900	177,140,732	28,485,210
Liabilities:
Due to custodian	519	631	—
Investment management fees payable to affiliates	188,603	73,249	—
Payable for portfolio shares redeemed	149,410	58,886	39,624
Other accrued expenses	92,833	179,443	180,685
Distribution fees payable to affiliates	69,242	35,739	5,675
Administration expenses payable to affiliates	62,244	42,639	4,634
Payable for portfolio securities purchased	—	—	289,181
Total Liabilities	562,851	390,587	519,799
Total Net Assets	$342,655,049	$176,750,145	$27,965,411

Net Assets Consist of:
Paid-in capital	$316,373,469	$176,853,708	$30,735,665
Total distributable earnings (loss)	26,281,580	(103,563)	(2,770,254)
Total Net Assets	$342,655,049	$176,750,145	$27,965,411
Net Asset Value

Class II:
Net assets	$342,655,049	$176,750,145	$27,965,411
Shares of beneficial interest outstanding, unlimited authorization, no par	70,720,887	36,233,495	4,812,132
Net asset value per share	$4.85	$4.88	$5.81

*Investments, at cost	$343,939,200	$182,518,778	$30,485,958

See accompanying notes, which are an integral part of the financial statements.

29

Statements of operations

Six months ended June 30, 2023 (Unaudited)

	Delaware Ivy	Delaware Ivy	Delaware Ivy	Delaware Ivy
	VIP Core	VIP Corporate	VIP Global	VIP Limited-
	Equity	Bond	Growth	Term Bond
Investment Income:
Dividends	$4,173,919	$228,299	$1,201,940	$—
Securities lending income	1,191	8,107	2,090	22,894
Interest	—	9,440,941	—	5,374,169
Foreign tax withheld	(35,774)	—	(100,064)	—
	4,139,336	9,677,347	1,103,966	5,397,063
Expenses:
Investment advisory fees	2,084,396	1,164,692	505,390	774,465
Distribution expenses — Class II	744,427	612,996	148,644	387,232
Accounting and administration expenses	85,347	77,780	31,917	54,903
Trustees’ fees and expenses	40,189	31,651	11,324	201,538
Audit and tax fees	13,036	19,971	14,080	19,861
Reports and statements to shareholders servicing expenses	8,996	9,959	7,541	6,777
Custodian fees	7,602	5,633	7,426	4,315
Legal fees	1,377	791	422	1,654
Registration fees	4	4	4	4
Dividend disbursing and transfer agent fees and expenses	—	19,600	—	12,328
Other	3,930	23,928	9,925	15,771
	2,989,304	1,967,005	736,673	1,478,848
Less expenses waived	(159,931)	—	(64,252)	(78,813)
Total operating expenses	2,829,373	1,967,005	672,421	1,400,035
Net Investment Income (Loss)	1,309,963	7,710,342	431,545	3,997,028
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	37,321,465	(6,860,732)	(622,538)	(1,521,335)
Foreign currencies	—	—	(26,622)	—
Foreign currency exchange contracts	—	—	(21,214)	—
Futures contracts	—	—	—	(354,090)
Net realized gain (loss)	37,321,465	(6,860,732)	(670,374)	(1,875,425)

Net change in unrealized appreciation (depreciation) on:
Investments[1]	44,851,938	11,358,886	12,310,245	2,260,774
Foreign currencies	—	—	35,347	—
Futures contracts	—	—	—	(770,624)
Net change in unrealized appreciation (depreciation)	44,851,938	11,358,886	12,345,592	1,490,150
Net Realized and Unrealized Gain (Loss)	82,173,403	4,498,154	11,675,218	(385,275)
Net Increase (Decrease) in Net Assets Resulting from Operations	$83,483,366	$12,208,496	$12,106,763	$3,611,753
[1]	Includes $13,947 decrease in capital gains tax paid and $120,285 increase in capital gains tax accrued for Delaware Ivy VIP Global Growth.

See accompanying notes, which are an integral part of the financial statements.

30

			Delaware VIP
	Delaware Ivy	Delaware VIP Global	Real Estate
	VIP Value	Value Equity	Securities
Investment Income:
Dividends	$4,644,701	$2,868,710	$527,658
Securities lending income	1,444	19,191	—
Foreign tax withheld	—	(288,117)	(630)
	4,646,145	2,599,784	527,028
Expenses:
Investment advisory fees	1,211,092	655,247	113,230
Distribution expenses — Class II	432,533	234,017	34,948
Accounting and administration expenses	57,877	42,704	20,501
Trustees’ fees and expenses	23,119	133,207	183,354
Audit and tax fees	14,152	14,080	13,665
Dividend disbursing and transfer agent fees and expenses	13,998	8,827	1,177
Reports and statements to shareholders servicing expenses	7,023	13,492	6,968
Custodian fees	3,267	14,567	2,114
Legal fees	601	722	141
Registration fees	4	4	4
Other	15,159	14,247	6,066
	1,778,825	1,131,114	382,168
Less expenses waived	(11,663)	(56,202)	(213,023)
Total operating expenses	1,767,162	1,074,912	169,145
Net Investment Income (Loss)	2,878,983	1,524,872	357,883
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	25,372,060	5,081,940	(961,490)
Foreign currencies	—	(99,130)	1,006
Foreign currency exchange contracts	—	34,687	(1,360)
Options written	105,430	—	—
Net realized gain (loss)	25,477,490	5,017,497	(961,844)

Net change in unrealized appreciation (depreciation) on:
Investments	(14,124,844)	20,369,112	1,786,175
Foreign currencies	—	8,953	(1)
Foreign currency exchange contracts	—	—	20
Options written	(79,529)	—	—
Net change in unrealized appreciation (depreciation)	(14,204,373)	20,378,065	1,786,194
Net Realized and Unrealized Gain (Loss)	11,273,117	25,395,562	824,350
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,152,100	$26,920,434	$1,182,233

See accompanying notes, which are an integral part of the financial statements.

31

Statements of changes in net assets

Ivy Variable Insurance Portfolios

	Delaware Ivy VIP		Delaware Ivy VIP
	Core Equity		Corporate Bond
	Six months		Six months
	ended		ended
	6/30/23	Year ended	6/30/23	Year ended
	(Unaudited)	12/31/22	(Unaudited)	12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,309,963	$2,335,588	$7,710,342	$13,390,847
Net realized gain (loss)	37,321,465	57,011,657	(6,860,732)	(33,707,049)
Net change in unrealized appreciation (depreciation)	44,851,938	(186,851,659)	11,358,886	(81,820,354)
Net increase (decrease) in net assets resulting from operations	83,483,366	(127,504,414)	12,208,496	(102,136,556)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(60,100,427)	(132,497,095)	(13,257,814)	(29,175,316)

Capital Share Transactions:
Proceeds from shares sold:
Class II	5,402,272	103,729,316	20,842,108	44,249,907

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	60,100,427	132,497,095	13,257,814	29,175,316
	65,502,699	236,226,411	34,099,922	73,425,223
Cost of shares redeemed:
Class II	(64,739,973)	(114,008,874)	(46,109,267)	(118,783,168)
Increase (decrease) in net assets derived from capital share transactions	762,726	122,217,537	(12,009,345)	(45,357,945)
Net Increase (Decrease) in Net Assets	24,145,665	(137,783,972)	(13,058,663)	(176,669,817)

Net Assets:
Beginning of period	597,275,866	735,059,838	491,307,925	667,977,742
End of period	$621,421,531	$597,275,866	$478,249,262	$491,307,925

See accompanying notes, which are an integral part of the financial statements.

32

	Delaware Ivy VIP		Delaware Ivy VIP
	Global Growth		Limited-Term Bond
	Six months		Six months
	ended		ended
	6/30/23	Year ended	6/30/23	Year ended
	(Unaudited)	12/31/22	(Unaudited)	12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$431,545	$474,746	$3,997,028	$5,268,120
Net realized gain (loss)	(670,374)	24,008,506	(1,875,425)	(10,814,903)
Net change in unrealized appreciation (depreciation)	12,345,592	(51,924,826)	1,490,150	(9,987,172)
Net increase (decrease) in net assets resulting from operations	12,106,763	(27,441,574)	3,611,753	(15,533,955)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(24,662,684)	(19,702,418)	(5,233,135)	(7,185,516)

Capital Share Transactions:
Proceeds from shares sold:
Class II	1,337,134	3,494,999	17,165,731	40,046,133

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	24,662,684	19,702,418	5,233,135	7,185,516
	25,999,818	23,197,417	22,398,866	47,231,649
Cost of shares redeemed:
Class II	(9,352,362)	(18,458,069)	(31,629,295)	(102,816,836)
Increase (decrease) in net assets derived from capital share transactions	16,647,456	4,739,348	(9,230,429)	(55,585,187)
Net Increase (Decrease) in Net Assets	4,091,535	(42,404,644)	(10,851,811)	(78,304,658)

Net Assets:
Beginning of period	117,267,871	159,672,515	312,800,377	391,105,035
End of period	$121,359,406	$117,267,871	$301,948,566	$312,800,377

See accompanying notes, which are an integral part of the financial statements.

33

Statements of changes in net assets

Ivy Variable Insurance Portfolios

			Delaware VIP
	Delaware Ivy VIP Value		Global Value Equity
	Six months		Six months
	ended		ended
	6/30/23	Year ended	6/30/23	Year ended
	(Unaudited)	12/31/22	(Unaudited)	12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,878,983	$5,136,602	$1,524,872	$3,183,092
Net realized gain (loss)	25,477,490	50,020,103	5,017,497	2,432,685
Net change in unrealized appreciation (depreciation)	(14,204,373)	(73,733,023)	20,378,065	(38,205,586)
Net increase (decrease) in net assets resulting from operations	14,152,100	(18,576,318)	26,920,434	(32,589,809)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(55,315,506)	(107,862,773)	(5,792,612)	(68,169,217)

Capital Share Transactions:
Proceeds from shares sold:
Class II	8,248,686	89,536,158	1,557,924	25,275,803

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	55,315,506	107,862,773	5,792,612	68,169,217
	63,564,192	197,398,931	7,350,536	93,445,020
Cost of shares redeemed:
Class II	(34,035,398)	(86,414,422)	(80,432,633)	(58,341,351)
Increase (decrease) in net assets derived from capital share transactions	29,528,794	110,984,509	(73,082,097)	35,103,669
Net Decrease in Net Assets	(11,634,612)	(15,454,582)	(51,954,275)	(65,655,357)

Net Assets:
Beginning of period	354,289,661	369,744,243	228,704,420	294,359,777
End of period	$342,655,049	$354,289,661	$176,750,145	$228,704,420

See accompanying notes, which are an integral part of the financial statements.

34

	Delaware VIP
	Real Estate Securities
	Six months
	ended
	6/30/23	Year ended
	(Unaudited)	12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$357,883	$500,862
Net realized gain (loss)	(961,844)	2,648,437
Net change in unrealized appreciation (depreciation)	1,786,194	(12,984,140)
Net increase (decrease) in net assets resulting from operations	1,182,233	(9,834,841)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(3,163,767)	(4,613,545)

Capital Share Transactions:
Proceeds from shares sold:
Class II	1,649,618	3,868,818

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	3,163,767	4,613,545
	4,813,385	8,482,363
Cost of shares redeemed:
Class II	(2,708,848)	(7,599,015)
Increase in net assets derived from capital share transactions	2,104,537	883,348
Net Increase (Decrease) in Net Assets	123,003	(13,565,038)

Net Assets:
Beginning of period	27,842,408	41,407,446
End of period	$27,965,411	$27,842,408

See accompanying notes, which are an integral part of the financial statements.

35

Financial highlights

Delaware Ivy VIP Core Equity Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$11.50	$17.69	$14.36	$12.63	$10.80	$12.30

Income (loss) from investment operations:
Net investment income[2]	0.03	0.05	0.03	0.06	0.06	0.07
Net realized and unrealized gain (loss)	1.60	(3.18)	4.01	2.44	3.10	(0.53)
Total from investment operations	1.63	(3.13)	4.04	2.50	3.16	(0.46)

Less dividends and distributions from:
Net investment income	(0.05)	(0.03)	(0.09)	(0.07)	(0.07)	(0.06)
Net realized gain	(1.21)	(3.03)	(0.62)	(0.70)	(1.26)	(0.98)
Total dividends and distributions	(1.26)	(3.06)	(0.71)	(0.77)	(1.33)	(1.04)
Net asset value, end of period	$11.87	$11.50	$17.69	$14.36	$12.63	$10.80

Total return[3]	14.72%	(17.33)%	28.94%	21.52%	31.09%	(4.51)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$621,422	$597,276	$735 [4]	$737 [4]	$723 [4]	$626 [4]
Ratio of expenses to average net assets[5]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	1.00%	1.01%	0.99%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.44%	0.36%	0.19%	0.51%	0.53%	0.59%
Ratio of net investment income to average net assets prior to fees waived	0.39%	0.30%	0.15%	0.46%	0.48%	0.54%
Portfolio turnover	26%	47%	29%	58%	80%	99%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

36

Delaware Ivy VIP Corporate Bond Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$4.49	$5.63	$6.05	$5.60	$5.13	$5.35

Income (loss) from investment operations:
Net investment income[2]	0.07	0.12	0.11	0.14	0.15	0.14
Net realized and unrealized gain (loss)	0.04	(1.00)	(0.17)	0.46	0.47	(0.24)
Total from investment operations	0.11	(0.88)	(0.06)	0.60	0.62	(0.10)

Less dividends and distributions from:
Net investment income	(0.13)	(0.12)	(0.12)	(0.15)	(0.15)	(0.11)
Net realized gain	—	(0.14)	(0.24)	—	—	(0.01)
Total dividends and distributions	(0.13)	(0.26)	(0.36)	(0.15)	(0.15)	(0.12)

Net asset value, end of period	$4.47	$4.49	$5.63	$6.05	$5.60	$5.13

Total return[3]	2.46%	(15.86)%	(0.85)%	10.97%	12.18%	(1.90)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$478,249	$491,308	$668 [4]	$685 [4]	$600 [4]	$544 [4]
Ratio of expenses to average net assets[5]	0.80%	0.80%	0.76%	0.77%	0.77%	0.77%
Ratio of net investment income to average net assets	3.14%	2.45%	1.90%	2.34%	2.73%	2.77%
Portfolio turnover	38%	67%	85%	95%	66%	63%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

37

Financial highlights

Delaware Ivy VIP Global Growth Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$3.33	$4.81	$4.29	$3.58	$8.67	$9.87

Income (loss) from investment operations:
Net investment income[2]	0.01	0.01	0.02	—	0.02	0.05
Net realized and unrealized gain (loss)	0.32	(0.87)	0.72	0.72	1.45	(0.58)
Total from investment operations	0.33	(0.86)	0.74	0.72	1.47	(0.53)

Less dividends and distributions from:
Net investment income	— [3]	(0.03)	—	(0.01)	(0.06)	(0.05)
Net realized gain	(0.73)	(0.59)	(0.22)	—	(6.50)	(0.62)
Total dividends and distributions	(0.73)	(0.62)	(0.22)	(0.01)	(6.56)	(0.67)

Net asset value, end of period	$2.93	$3.33	$4.81	$4.29	$3.58	$8.67

Total return[4]	10.82%	(17.49)%	17.86%	20.58%	25.93%	(6.27)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$121,359	$117,268	$160 [5]	$156 [5]	$148 [5]	$134 [5]
Ratio of expenses to average net assets[6]	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived[6]	1.24%	1.24%	1.18%	1.23%	1.21%	1.18%
Ratio of net investment income to average net assets	0.73%	0.37%	0.43%	0.06%	0.41%	0.46%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.62%	0.26%	0.38%	(0.04)%	0.33%	0.41%
Portfolio turnover	19%	72%	22%	33%	26%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

38

Delaware Ivy VIP Limited-Term Bond Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$4.58	$4.89	$5.01	$4.95	$4.84	$4.88

Income (loss) from investment operations:
Net investment income[2]	0.06	0.07	0.05	0.08	0.09	0.09
Net realized and unrealized gain (loss)	—	(0.28)	(0.07)	0.12	0.11	(0.05)
Total from investment operations	0.06	(0.21)	(0.02)	0.20	0.20	0.04

Less dividends and distributions from:
Net investment income	(0.08)	(0.06)	(0.08)	(0.14)	(0.09)	(0.08)
Net realized gain	—	(0.04)	(0.02)	—	—	—
Total dividends and distributions	(0.08)	(0.10)	(0.10)	(0.14)	(0.09)	(0.08)

Net asset value, end of period	$4.56	$4.58	$4.89	$5.01	$4.95	$4.84

Total return[3]	1.18%[4]	(4.20%)	(0.49%)	4.14%	4.23%	0.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$301,949	$312,800	$391 [5]	$430 [5]	$453 [5]	$542 [5]
Ratio of expenses to average net assets[6]	0.90%	0.82%	0.79%	0.81%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[6]	0.95%	0.82%	0.79%	0.81%	0.79%	0.79%
Ratio of net investment income to average net assets	2.58%	1.56%	1.05%	1.60%	1.89%	1.91%
Ratio of net investment income to average net assets prior to fees waived	2.53%	1.56%	1.05%	1.60%	1.89%	1.91%
Portfolio turnover	82%	144%	48%	74%	54%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

39

Financial highlights

Delaware Ivy VIP Value Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$5.56	$8.24	$6.40	$6.72	$5.69	$6.44

Income (loss) from investment operations:
Net investment income[2]	0.05	0.09	0.08	0.09	0.11	0.07
Net realized and unrealized gain (loss)	0.16	(0.51)	1.90	(0.05)	1.32	(0.51)
Total from investment operations	0.21	(0.42)	1.98	0.04	1.43	(0.44)

Less dividends and distributions from:
Net investment income	(0.09)	(0.10)	(0.14)	(0.12)	(0.05)	(0.12)
Net realized gain	(0.83)	(2.16)	—	(0.24)	(0.35)	(0.19)
Total dividends and distributions	(0.92)	(2.26)	(0.14)	(0.36)	(0.40)	(0.31)

Net asset value, end of period	$4.85	$5.56	$8.24	$6.40	$6.72	$5.69

Total return[3]	4.19%[4]	(4.90%)	31.18%	1.98%	26.33%	(7.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$342,655	$354,290	$370 [5]	$465 [5]	$511 [5]	$446 [5]
Ratio of expenses to average net assets[6]	1.02%	1.01%	1.00%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets prior to fees waived[6]	1.03%	1.01%	1.00%	1.01%	1.00%	1.00%
Ratio of net investment income to average net assets	1.66%	1.37%	1.11%	1.57%	1.81%	1.09%
Ratio of net investment income to average net assets prior to fees waived	1.65%	1.37%	1.11%	1.57%	1.81%	1.09%
Portfolio turnover	96%	72%	41%	63%	62%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

40

Delaware VIP Global Value Equity Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$4.41	$6.89	$6.02	$6.01	$6.89	$8.58

Income (loss) from investment operations:
Net investment income[2]	0.04	0.06	0.14	0.12	0.16	0.16
Net realized and unrealized gain (loss)	0.59	(0.85)	0.87	0.03	1.17	(1.07)
Total from investment operations	0.63	(0.79)	1.01	0.15	1.33	(0.91)

Less dividends and distributions from:
Net investment income	(0.08)	(0.23)	(0.14)	(0.14)	(0.22)	(0.14)
Net realized gain	(0.08)	(1.46)	—	—	(1.99)	(0.64)
Total dividends and distributions	(0.16)	(1.69)	(0.14)	(0.14)	(2.21)	(0.78)

Net asset value, end of period	$4.88	$4.41	$6.89	$6.02	$6.01	$6.89

Total return[3]	14.36%[4]	(11.32)%	16.97%	3.15%	23.15%	(11.68)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$176,750	$228,704	$294 [5]	$315 [5]	$297 [5]	$284 [5]
Ratio of expenses to average net assets[6]	1.15%	1.07%	1.01%	1.03%	1.02%	1.01%
Ratio of expenses to average net assets prior to fees waived[6]	1.21%	1.07%	1.01%	1.03%	1.02%	1.01%
Ratio of net investment income to average net assets	1.63%	1.30%	2.14%	2.19%	2.52%	2.01%
Ratio of net investment income to average net assets prior to fees waived	1.57%	1.30%	2.14%	2.19%	2.52%	2.01%
Portfolio turnover	13%	47%	109%	73%	39%	93%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

41

Financial highlights

Delaware VIP Real Estate Securities Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$6.30	$9.77	$6.97	$8.05	$6.60	$7.64

Income (loss) from investment operations:
Net investment income[2]	0.08	0.11	0.06	0.07	0.17	0.10
Net realized and unrealized gain (loss)	0.16	(2.44)	2.95	(0.46)	1.43	(0.54)
Total from investment operations	0.24	(2.33)	3.01	(0.39)	1.60	(0.44)

Less dividends and distributions from:
Net investment income	(0.13)	(0.07)	(0.08)	(0.12)	(0.12)	(0.11)
Net realized gain	(0.60)	(1.07)	(0.13)	(0.57)	(0.03)	(0.49)
Total dividends and distributions	(0.73)	(1.14)	(0.21)	(0.69)	(0.15)	(0.60)

Net asset value, end of period	$5.81	$6.30	$9.77	$6.97	$8.05	$6.60

Total return[3]	4.22%[4]	(24.87)%	43.68%	(3.13)%	24.43%	(5.57)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,965	$27,842	$41 [5]	$31 [5]	$35 [5]	$34 [5]
Ratio of expenses to average net assets[6]	1.21%	1.23%	1.21%	1.37%	1.26%	1.24%
Ratio of expenses to average net assets prior to fees waived[6]	2.73%	1.38%	1.30%	1.46%	1.35%	1.33%
Ratio of net investment income to average net assets	2.56%	1.51%	0.71%	1.06%	1.36%	1.45%
Ratio of net investment income to average net assets prior to fees waived	1.04%	1.36%	0.62%	0.97%	1.27%	1.36%
Portfolio turnover	23%	59%	57%	72%	54%	71%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

42

Notes to financial statements

Ivy Variable Insurance Portfolios	June 30, 2023 (Unaudited)

Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 26 portfolios. These financial statements and the related notes pertain to 7 portfolios: Delaware Ivy VIP Core Equity, Delaware Ivy VIP Corporate Bond, Delaware Ivy VIP Global Growth, Delaware Ivy VIP Limited-Term Bond, Delaware Ivy VIP Value, Delaware VIP Global Value Equity (formerly, Delaware Ivy VIP Global Equity Income), and Delaware VIP Real Estate Securities (formerly Delaware Ivy VIP Securian Real Estate Securities), (each, a Portfolio and collectively, the Portfolios). The Trust is an open-end investment company. Each of the Portfolios, other than Delaware VIP Global Value Equity, are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act). Delaware VIP Global Value Equity is non-diversified as defined in the 1940 Act. Each Portfolio offers Class II shares. The Class II shares carry a distribution and service (12b-1) fee. The shares of the Portfolios are sold only to variable life insurance separate accounts and variable annuity separate accounts.

1. Significant Accounting Policies

Each Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by each Portfolio's valuation designee, Delaware Management Company (DMC). Subject to the oversight of each Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Portfolio evaluates tax positions taken or expected to be taken in the course of preparing each Portfolio's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Portfolio's tax positions taken or expected to be taken on each Portfolio's federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2019–December 31, 2022), and has concluded that no provision for federal income tax is required in each Portfolio's financial statements. In regard to foreign taxes only, each Portfolio has open tax years in certain foreign countries in which it invests in that may date back to the inception of each Portfolio. If applicable, each Portfolio recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended June 30, 2023, the Portfolios did not incur any interest or tax penalties.

43

Notes to financial statements

Ivy Variable Insurance Portfolios

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Portfolios may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Portfolios must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Portfolios' successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Portfolios can realize on an investment and/or may result in lower distributions paid to shareholders. The Portfolios' investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Portfolios may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the "Statements of assets and liabilities" as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the "Schedules of investments."

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Portfolio are charged directly to that Portfolio. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which each Portfolio invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolios are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Portfolios' understanding of the applicable country’s tax rules and rates. Each Portfolio may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as

44

ordinary loss for federal income tax purposes. Each Portfolio will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Portfolios declare and pay dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Portfolios may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Portfolio receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Portfolio pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Portfolio's average daily net assets as follows:

Portfolio	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy VIP Core Equity	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Delaware Ivy VIP Corporate Bond	0.475% of net assets up to $1 billion;
0.450% of net assets over $1 billion and up to $1.5 billion;
0.40% of net assets over $1.5 billion.

Delaware Ivy VIP Global Growth	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Delaware Ivy VIP Limited-Term Bond	0.50% of net assets up to $500 million;
0.45% of net assets over $500 million and up to $1 billion;
0.40% of net assets over $1 billion and up to $1.5 billion;
0.35% of net assets over $1.5 billion.

Delaware Ivy VIP Value	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Delaware VIP Global Value Equity	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Delaware VIP Real Estate Securities	0.90% of net assets up to $1 billion;
0.87% of net assets over $1 billion and up to $2 billion;
0.84% of net assets over $2 billion and up to $3 billion;
0.80% of net assets over $3 billion.

DMC has entered into sub-advisory agreements with the following entities on behalf of the Portfolios:

45

Notes to financial statements

Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Under agreements between DMC and each of Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL), each of MIMEL and MIMGL serves as sub-advisor to Delaware VIP Real Estate Securities, and along with DMC, are responsible for its day to day management. In addition, each of the Portfolios may use MIMGL to execute Portfolio security trades. For their services, each of MIMEL and MIMGL receive a sub-advisory fee from DMC.

Each of Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), MIMEL, and MIMGL is an affiliate of DMC and is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited.

With respect to Delaware Ivy VIP Core Equity, Delaware Ivy VIP Global Growth, and Delaware VIP Global Value Equity, DMC has principal responsibility for the portfolio and may seek quantitative support from MIMGL and may utilize MIMGL to execute Portfolio security trades on behalf of DMC.

With respect to Delaware Ivy VIP Corporate Bond and Delaware Ivy VIP Limited-Term Bond, DMC may seek investment advice and recommendations from MIMAK, MIMEL, and MIMGL and may permit each to exercise investment discretion in certain markets where DMC believes it will be beneficial to utilize the specialized market knowledge of each of MIMAK, MIMEL, and/or MIMGL.

Pursuant to the terms of the relevant sub-advisory agreement, an investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Portfolio. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2023, each Portfolio paid for these services as follows:

Portfolio	Fees
Delaware Ivy VIP Core Equity	$10,852
Delaware Ivy VIP Corporate Bond	9,329
Delaware Ivy VIP Global Growth	3,760
Delaware Ivy VIP Limited-Term Bond	6,621
Delaware Ivy VIP Value	7,182
Delaware VIP Global Value Equity	4,909
Delaware VIP Real Estate Securities	2,412

DIFSC is also the transfer agent and dividend disbursing agent of the Portfolios. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Portfolios’ average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, each Portfolio paid for these services as follows:

Portfolio	Fees
Delaware Ivy VIP Core Equity	$22,734
Delaware Ivy VIP Corporate Bond	18,828
Delaware Ivy VIP Global Growth	4,551
Delaware Ivy VIP Limited-Term Bond	11,878
Delaware Ivy VIP Value	13,328
Delaware VIP Global Value Equity	7,511
Delaware VIP Real Estate Securities	1,080

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Portfolio. Sub-transfer agency fees are paid by each Portfolio and are also included on the

46

“Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” These fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Portfolio pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class II shares. The fees are calculated daily and paid monthly.

Through April 30, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding the following specified percentages of certain Portfolio's average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and/or each Portfolio. The waivers and reimbursements are accrued daily and received monthly.

Operating expense
limitation as a
percentage of average
daily net assets
Portfolio	Class II Shares
Delaware Ivy VIP Core Equity	0.95%
Delaware Ivy VIP Global Growth	1.13%
Delaware Ivy VIP Limited-Term Bond	0.81%[1]
Delaware Ivy VIP Value	1.01%[1]
Delaware VIP Global Value Equity	1.04%[1]
Delaware VIP Real Estate Securities	1.21%

1 Effective May 1, 2023.

As provided in the investment management agreement, each Portfolio bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Portfolio. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2023, each Portfolio paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Portfolio	Fees
Delaware Ivy VIP Core Equity	$4,922
Delaware Ivy VIP Corporate Bond	4,060
Delaware Ivy VIP Global Growth	982
Delaware Ivy VIP Limited-Term Bond	2,558
Delaware Ivy VIP Value	4,505
Delaware VIP Global Value Equity	1,601
Delaware VIP Real Estate Securities	234

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

In addition to the management fees and other expenses of a Portfolio, a Portfolio indirectly bears the investment management fees and other expenses of any Underlying Funds including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by a Portfolio will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

47

Notes to financial statements

Ivy Variable Insurance Portfolios

3. Investments

For the six months ended June 30, 2023, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	US government	US government	US government	US government
Portfolio	securities	securities	securities	securities
Delaware Ivy VIP Core Equity	$155,342,023	$—	$199,552,514	$—
Delaware Ivy VIP Corporate Bond	166,688,941	22,026,644	166,893,240	13,209,377
Delaware Ivy VIP Global Growth	22,810,208	—	30,597,566	—
Delaware Ivy VIP Limited-Term Bond	27,263,320	220,490,826	63,362,414	197,353,090
Delaware Ivy VIP Value	329,856,436	—	344,357,080	—
Delaware VIP Global Value Equity	25,480,632	—	104,202,713	—
Delaware VIP Real Estate Securities	6,380,287	—	6,874,585	—

At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Portfolio were as follows:

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
	investments	of investments	of investments	of investments
Portfolio	and derivatives	and derivatives	and derivatives	and derivatives
Delaware Ivy VIP Core Equity	$501,491,128	$125,015,242	$(4,208,334)	$120,806,908
Delaware Ivy VIP Corporate Bond	535,974,732	1,874,642	(61,483,023)	(59,608,381)
Delaware Ivy VIP Global Growth	99,065,169	25,829,257	(3,937,297)	21,891,960
Delaware Ivy VIP Limited-Term Bond	304,498,980	277,551	(9,091,759)	(8,814,208)
Delaware Ivy VIP Value	343,939,200	21,641,229	(23,465,539)	(1,824,310)
Delaware VIP Global Value Equity	182,518,778	13,525,041	(19,834,768)	(6,309,727)
Delaware VIP Real Estate Securities	30,485,958	803,797	(2,911,563)	(2,107,766)

At June 30, 2023, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Ivy VIP Corporate Bond	$17,768,478	$15,939,098	$33,707,576
Delaware Ivy VIP Limited-Term Bond	5,905,522	4,965,433	10,870,955

US GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

48

asset or liability based on the best information available under the circumstances. Each Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Portfolio's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Portfolio's investments by fair value hierarchy levels as of June 30, 2023:

Delaware Ivy
VIP Core Equity
Level 1
Securities
Assets:
Common Stocks	$615,647,039
Short-Term Investments	6,650,997
Total Value of Securities	$622,298,036

	Delaware Ivy VIP Corporate Bond
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$—	$—
Convertible Bond	—	460,971	460,971
Corporate Bonds	—	456,736,243	456,736,243
Municipal Bonds	—	3,914,110	3,914,110
Sovereign Bonds	—	2,464,432	2,464,432
US Treasury Obligations	—	10,733,184	10,733,184
Short-Term Investments	2,057,411	—	2,057,411
Total Value of Securities	$2,057,411	$474,308,940	$476,366,351

49

Notes to financial statements

Ivy Variable Insurance Portfolios

3. Investments (continued)

	Delaware Ivy VIP Global Growth
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Communication Services	$4,316,127	$3,875,477	$8,191,604
Consumer Discretionary	11,490,125	3,633,851	15,123,976
Consumer Staples	3,531,370	5,823,178	9,354,548
Energy	5,580,254	1,856,640	7,436,894
Financials	7,472,637	9,503,605	16,976,242
Healthcare	11,439,695	5,832,010	17,271,705
Industrials	7,467,631	9,609,175	17,076,806
Information Technology	22,448,266	2,383,060	24,831,326
Materials	989,254	—	989,254
Utilities	—	2,853,850	2,853,850
Short-Term Investments	850,924	—	850,924
Total Value of Securities	$75,586,283	$45,370,846	$120,957,129

	Delaware Ivy VIP Limited-Term Bond
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$443,109	$443,109
Agency Commercial Mortgage-Backed Securities	—	18,481,763	18,481,763
Agency Mortgage-Backed Security	—	191,547	191,547
Collateralized Debt Obligations	—	22,315,506	22,315,506
Corporate Bonds	—	144,517,452	144,517,452
Non-Agency Asset-Backed Securities	—	23,462,260	23,462,260
US Treasury Obligations	—	87,014,382	87,014,382
Total Value of Securities	$—	$296,426,019	$296,426,019

Derivatives[1]
Assets:
Futures Contracts	$103,508	$—	$103,508
Liabilities:
Futures Contracts	$(844,755)	$—	$(844,755)

1Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

50

Delaware Ivy
VIP Value
Level 1
Securities
Assets:
Common Stocks	$339,374,807
Short-Term Investments	2,740,083
Total Value of Securities	$342,114,890

	Delaware VIP Global Value Equity
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Communication Services	$—	$3,881,863	$3,881,863
Consumer Discretionary	—	27,380,965	27,380,965
Consumer Staples	20,296,183	49,389,027	69,685,210
Financials	4,793,059	—	4,793,059
Healthcare	16,918,043	17,282,046	34,200,089
Industrials	2,343,811	14,488,362	16,832,173
Information Technology	—	7,316,829	7,316,829
Materials	—	6,694,041	6,694,041
Preferred Stock	—	3,742,569	3,742,569
Short-Term Investments	1,682,253	—	1,682,253
Total Value of Securities	$46,033,349	$130,175,702	$176,209,051

Delaware VIP
Real Estate
Securities
Level 1
Securities
Assets:
Common Stocks	$27,308,632
Short-Term Investments	1,069,560
Total Value of Securities	$28,378,192

During the six months ended June 30, 2023, there were no transfers into or out of Level 3 investments. Each Portfolio’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Portfolio's net assets. During the six months ended June 30, 2023, there were no Level 3 investments.

51

Notes to financial statements

Ivy Variable Insurance Portfolios

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Ivy VIP		Delaware Ivy VIP		Delaware Ivy VIP
	Core Equity		Corporate Bond		Global Growth
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	6/30/23	12/31/22	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Class II	452,294	7,334,597	4,526,661	9,529,153	397,740	956,613

Shares issued upon reinvestment of dividends and distributions:
Class II	5,347,013	11,746,196	2,992,735	6,328,702	8,714,729	6,062,282
	5,799,307	19,080,793	7,519,396	15,857,855	9,112,469	7,018,895

Shares redeemed:
Class II	(5,385,783)	(8,696,962)	(10,113,018)	(24,951,447)	(2,814,110)	(4,999,033)
Net increase (decrease)	413,524	10,383,831	(2,593,622)	(9,093,592)	6,298,359	2,019,862

	Delaware Ivy VIP				Delaware VIP
	Limited-Term Bond		Delaware Ivy VIP Value		Global Value Equity
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	6/30/23	12/31/22	6/30/23	12/31/22	6/30/23	12/31/22
Shares sold:
Class II	3,713,205	8,694,870	1,475,704	13,056,901	326,096	5,661,424

Shares issued upon reinvestment of dividends and distributions:
Class II	1,145,106	1,555,307	11,769,256	19,434,734	1,187,011	15,493,004
	4,858,311	10,250,177	13,244,960	32,491,635	1,513,107	21,154,428

Shares redeemed:
Class II	(6,849,230)	(22,012,355)	(6,197,083)	(13,697,429)	(17,154,445)	(12,011,799)
Net increase	(1,990,919)	(11,762,178)	7,047,877	18,794,206	(15,641,338)	9,142,629

52

	Delaware VIP
	Real Estate Securities
	Six months
	ended	Year ended
	6/30/23	12/31/22
Shares sold:
Class II	261,785	511,994

Shares issued upon reinvestment of dividends and distributions:
Class II	566,983	660,966
	828,768	1,172,960

Shares redeemed:
Class II	(433,201)	(995,485)
Net increase	395,567	177,475

5. Line of Credit

Each Portfolio, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2023.

Each Portfolio had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.

6. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2023.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Portfolio may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Portfolio may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

53

Notes to financial statements

Ivy Variable Insurance Portfolios

7. Derivatives (continued)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Portfolio's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover each Portfolio's exposure to the counterparty. Open foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended June 30, 2023, Delaware Ivy VIP Global Growth and Delaware VIP Real Estate Securities used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions and Delaware VIP Global Value Equity used foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date.

During the six months ended June 30, 2023, Delaware Ivy VIP Global Growth and Delaware VIP Global Value Equity experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of operations.”

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolios may use futures contracts in the normal course of pursuing its investment objective. The Portfolios may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolios deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Portfolios because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Ivy VIP Limited-Term Bond posted $365,054 cash collateral as margin for open futures contracts, which is included in “Cash collateral due from broker on futures contracts” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended June 30, 2023, Delaware Ivy VIP Limited-Term Bond invested in futures contracts to hedge the Portfolio’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the six months ended June 30, 2023, Delaware Ivy Limited-Term Bond experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of operations.”

Options Contracts — During the six months ended June 30, 2023, Delaware Ivy VIP Corporate Bond and Delaware Ivy VIP Value entered into options contracts in the normal course of pursuing its investment objective. The Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage each Portfolios exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Portfolio may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the

54

Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Open options contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended June 30, 2023, Delaware Ivy VIP Value used options contracts to receive premiums for writing options.

During the six months ended June 30, 2023, Delaware Ivy VIP Value experienced net realized and unrealized gains or losses attributable to options contracts, which are disclosed on the “Statements of operations.”

Swap Contracts — Each Portfolio may enter into CDS contracts in the normal course of pursuing its investment objective. Each Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Portfolio and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2023, Delaware Ivy VIP Limited-Term Bond entered into CDS contracts as a seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2023, Delaware Ivy Limited-Term Bond did not enter into any CDS contracts as a purchaser of protection.

CDS contracts may involve greater risks than if the Portfolio had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at June 30, 2023.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

55

Notes to financial statements

Ivy Variable Insurance Portfolios

7. Derivatives (continued)

The table below summarizes the average daily balance of derivative holdings by certain Portfolio during the six months ended June 30, 2023:

Long Derivative Volume
Delaware Ivy VIP
Global Growth
Foreign currency exchange contracts (average notional value)	$49,593

	Long Derivative Volume
	Delaware Ivy VIP	Delaware VIP
	Limited-Term Bond	Global Value Equity
Foreign currency exchange contracts (average notional value)	$—	$112,994
Futures contracts (average notional value)	58,939,350	—

Long Derivative Volume
Delaware VIP
Real Estate Securities
Foreign currency exchange contracts (average notional value)	$833

Short Derivative Volume
Delaware Ivy VIP
Global Growth
Foreign currency exchange contracts (average notional value)	$53,879

	Short Derivative Volume
	Delaware Ivy VIP		Delaware VIP
	Limited-Term Bond	Delaware Ivy VIP Value	Global Value Equity
Foreign currency exchange contracts (average notional value)	$—	$—	$511,735
Futures contracts (average notional value)	10,829,138	—	—
Options contracts (average notional value)*	—	3,796	—

Short Derivative Volume
Delaware VIP
Real Estate Securities
Foreign currency exchange contracts (average notional value)	$517

* Long represents purchased options and short represents written options.

** Long represents buying protection and short represents selling protection.

8. Securities Lending

Each Portfolio, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such

56

security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Portfolio of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Portfolio. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Portfolio can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Portfolio or, at the discretion of the lending agent, replace the loaned securities. Each Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Portfolio, the security lending agent, and the borrower. Each Portfolio records security lending income net of allocations to the security lending agent and the borrower.

Each Portfolio may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Portfolio's cash collateral account may be less than the amount each Portfolio would be required to return to the borrowers of the securities and each Portfolio would be required to make up for this shortfall.

At June 30, 2023, each Portfolio had no securities out on loan.

9. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Portfolio's performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

57

Notes to financial statements

Ivy Variable Insurance Portfolios

9. Credit and Market Risk (continued)

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Portfolio invests will cause the NAV of each Portfolio to fluctuate.

Some countries in which the Portfolios may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

Certain Portfolios invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC and Baa3 by Moody’s Investor Services, Inc, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Certain Portfolios invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Certain Portfolios invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Portfolios will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Portfolio more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments that obligate the Portfolio to pay additional cash on a certain date or on demand. These commitments may require each Portfolio to increase its investment in a company at a time when the Portfolio might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Portfolio is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Portfolio may pay an assignment fee. On an ongoing basis, the Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Portfolio may be required to rely upon another lending institution to collect and pass on to the Portfolio amounts payable with respect to the loan and to enforce the Portfolio's rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Portfolio from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Portfolio.

58

Certain Portfolios invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Portfolios will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Certain Portfolios may invest in REITs and are subject to the risks associated with that industry. If a Portfolio holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2023. The Portfolios' REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Portfolios also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Portfolios will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Each Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios' limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios' 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio's maximum exposure under these arrangements is unknown. However, each Portfolio has not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio's existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

12. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Portfolios' financial statements.

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Other Portfolio information (Unaudited)

Ivy Variable Insurance Portfolios

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end portfolios (other than money market portfolios) to adopt and implement a program reasonably designed to assess and manage the portfolio’s “liquidity risk,” defined as the risk that the portfolio could not meet requests to redeem shares issued by the portfolio without significant dilution of remaining investors’ interests in the portfolio.

The Portfolios have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Portfolio in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Portfolio's liquidity risk; (2) classification of each of the Portfolio's portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Portfolio's net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Portfolio’s acquisition of Illiquid investments if, immediately after the acquisition, each Portfolio would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Portfolio’s holdings of Illiquid assets exceed 15% of the Portfolio’s net assets. Portfolios with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Portfolio’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Portfolios during both normal and reasonably foreseeable stressed conditions; and (3) each Portfolio’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Portfolio’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Portfolio primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Portfolio’s liquidity needs. Each Portfolio’s HLIM is set at an appropriate level and the Portfolios complied with their HLIM at all times during the reporting period.

60

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio’s Form N-PORT, as well as a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Portfolio’s most recent Form N-PORT are available without charge on the Portfolios’ website at delawarefunds.com/vip/literature.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(3032581)
SEMIANN-VIP2-0823

Semiannual report

Ivy Variable Insurance Portfolios

Delaware Ivy VIP Pathfinder Aggressive

Delaware Ivy VIP Pathfinder Conservative

Delaware Ivy VIP Pathfinder Moderate

Delaware Ivy VIP Pathfinder Moderately Aggressive

Delaware Ivy VIP Pathfinder Moderately Conservative

Delaware Ivy VIP Pathfinder Moderate — Managed Volatility

Delaware Ivy VIP Pathfinder Moderately Aggressive — Managed Volatility

Delaware Ivy VIP Pathfinder Moderately Conservative — Managed Volatility

June 30, 2023

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Portfolios are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Portfolios are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Portfolio expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

The investment objective of Delaware Ivy VIP Pathfinder Aggressive is to seek to provide growth of capital consistent with a more aggressive level of risk as compared to the other Delaware Ivy VIP Pathfinder Portfolios.

The investment objective of Delaware Ivy VIP Pathfinder Conservative is to seek to provide total return consistent with a conservative level of risk as compared to the other Delaware Ivy VIP Pathfinder Portfolios.

The investment objective of Delaware Ivy VIP Pathfinder Moderate is to seek to provide total return consistent with a moderate level of risk compared to the other Delaware Ivy VIP Pathfinder Portfolios.

The investment objective of Delaware Ivy VIP Pathfinder Moderately Aggressive is to seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Delaware Ivy VIP Pathfinder Portfolios.

The investment objective of Delaware Ivy VIP Pathfinder Moderately Conservative is to seek to provide total return consistent with a moderately conservative level of risk as compared to the other Delaware Ivy VIP Pathfinder Portfolios.

The investment objective of Delaware Ivy VIP Pathfinder Moderate – Managed Volatility is to seek to provide total return consistent with a moderate level of risk as compared to the other Delaware Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.

The investment objective of Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility is to seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Delaware Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.

The investment objective of Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility is to seek to provide total return consistent with a moderately conservative level of risk compared to the other Delaware Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.

As a shareholder of the Portfolio, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the tables shown, “Actual Portfolio return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Portfolios' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Ivy VIP Pathfinder Aggressive
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,118.30	0.36%	$1.89
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,023.01	0.36%	$1.81
1

Disclosure of Portfolio expenses

Delaware Ivy VIP Pathfinder Conservative
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,072.90	0.27%	$1.39
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,023.46	0.27%	$1.35

Delaware Ivy VIP Pathfinder Moderate
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,096.20	0.05%	$0.26
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,024.55	0.05%	$0.25

Delaware Ivy VIP Pathfinder Moderately Aggressive
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,107.60	0.06%	$0.31
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,024.50	0.06%	$0.30

Delaware Ivy VIP Pathfinder Moderately Conservative
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,085.30	0.10%	$0.52
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,024.30	0.10%	$0.50

Delaware Ivy VIP Pathfinder Moderate – Managed Volatility
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,087.00	0.33%	$1.71
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,023.16	0.33%	$1.66

Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,097.10	0.58%	$3.02
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,021.92	0.58%	$2.91
2

Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility
Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Portfolio return†
Class II	$1,000.00	$1,072.60	0.76%	$3.91
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,021.03	0.76%	$3.81

*“Expenses Paid During Period” are equal to the relevant Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Portfolios’ expenses reflected above and on the previous pages, each Portfolio also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The tables above and on the previous page do not reflect the expenses of any Underlying Funds.

3

Security type

As of June 30, 2023 (Unaudited)

Delaware Ivy VIP Pathfinder Aggressive

Security type	Percentage of net assets
Affiliated Mutual Funds	99.97%
Fixed Income Funds	14.01%
Global / International Equity Funds	29.44%
US Equity Funds	56.52%
Short-Term Investments	0.24%
Total Value of Securities	100.21%
Liabilities Net of Receivables and Other Assets	(0.21)%
Total Net Assets	100.00%

Delaware Ivy VIP Pathfinder Conservative

Security type	Percentage of net assets
Affiliated Mutual Funds	99.90%
Fixed Income Funds	53.06%
Global / International Equity Funds	10.05%
US Equity Funds	36.79%
Short-Term Investments	0.25%
Total Value of Securities	100.15%
Liabilities Net of Receivables and Other Assets	(0.15)%
Total Net Assets	100.00%

Delaware Ivy VIP Pathfinder Moderate

Security type	Percentage of net assets
Affiliated Mutual Funds	99.79%
Fixed Income Funds	33.28%
Global / International Equity Funds	19.82%
US Equity Funds	46.69%
Short-Term Investments	0.25%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04)%
Total Net Assets	100.00%

Delaware Ivy VIP Pathfinder Moderately Aggressive

Security type	Percentage of net assets
Affiliated Mutual Funds	99.80%
Fixed Income Funds	23.59%
Global / International Equity Funds	24.63%
US Equity Funds	51.58%
Short-Term Investments	0.24%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04)%
Total Net Assets	100.00%

Delaware Ivy VIP Pathfinder Moderately Conservative

Security type	Percentage of net assets
Affiliated Mutual Funds	99.85%
Fixed Income Funds	43.10%
Global / International Equity Funds	14.97%
US Equity Funds	41.78%
Short-Term Investments	0.24%
Total Value of Securities	100.09%
Liabilities Net of Receivables and Other Assets	(0.09)%
Total Net Assets	100.00%

Delaware Ivy VIP Pathfinder Moderate – Managed Volatility

Security type	Percentage of net assets
Affiliated Mutual Funds	97.99%
Fixed Income Funds	32.69%
Global / International Equity Funds	19.47%
US Equity Funds	45.83%
Short-Term Investments	1.98%
Total Value of Securities	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%
4

Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility

Security type	Percentage of net assets
Affiliated Mutual Funds	98.13%
Fixed Income Funds	23.19%
Global / International Equity Funds	24.23%
US Equity Funds	50.71%
Short-Term Investments	1.98%
Total Value of Securities	100.11%
Liabilities Net of Receivables and Other Assets	(0.11)%
Total Net Assets	100.00%

Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility

Security type	Percentage of net assets
Affiliated Mutual Funds	98.21%
Fixed Income Funds	42.44%
Global / International Equity Funds	14.71%
US Equity Funds	41.06%
Short-Term Investments	1.99%
Total Value of Securities	100.20%
Liabilities Net of Receivables and Other Assets	(0.20)%
Total Net Assets	100.00%
5

Schedules of investments

Delaware Ivy VIP Pathfinder Aggressive	June 30, 2023 (Unaudited)

	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.97%<<
Fixed Income Funds — 14.01%
Delaware Ivy VIP Corporate Bond Class II	1,059,487	$4,735,906
Delaware Ivy VIP High Income Class I	49,282	136,511
Delaware Ivy VIP Limited-Term Bond Class II	628,900	2,867,783
		7,740,200
Global / International Equity Funds — 29.44%
Delaware Ivy VIP International
Core Equity Class II	688,712	10,640,607
Delaware VIP Global Value Equity Class II	1,152,187	5,622,670
		16,263,277
US Equity Funds — 56.52%
Delaware Ivy VIP Core Equity Class II	701,818	8,330,577
Delaware Ivy VIP Growth Class II	1,013,940	9,277,549
Delaware Ivy VIP Mid Cap Growth Class I	342,649	3,436,775
Delaware Ivy VIP Small Cap Growth Class II	111,899	649,015
Delaware Ivy VIP Smid Cap Core Class II	175,933	1,889,522
Delaware Ivy VIP Value Class II	1,573,916	7,633,493
		31,216,931
Total Affiliated Mutual Funds (cost $70,149,414)		55,220,408

Short-Term Investments — 0.24%
Money Market Mutual Funds — 0.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	34,029	34,029
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	34,030	34,030
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	34,030	34,030
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	34,030	34,030
Total Short-Term Investments (cost $136,119)		136,119
Total Value of Securities—100.21% (cost $70,285,533)		$55,356,527

<<	Affiliated company. See Note 2 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

6

Delaware Ivy VIP Pathfinder Conservative	June 30, 2023 (Unaudited)

	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.90%<<
Fixed Income Funds — 53.06%
Delaware Ivy VIP Corporate Bond Class II	5,274,640	$23,577,642
Delaware Ivy VIP High Income Class I	382,629	1,059,881
Delaware Ivy VIP Limited-Term Bond Class II	4,659,438	21,247,035
		45,884,558
Global / International Equity Funds — 10.05%
Delaware Ivy VIP International Core Equity Class II	367,951	5,684,856
Delaware VIP Global Value Equity Class II	617,016	3,011,037
		8,695,893
US Equity Funds — 36.79%
Delaware Ivy VIP Core Equity Class II	714,342	8,479,246
Delaware Ivy VIP Growth Class II	1,031,935	9,442,206
Delaware Ivy VIP Mid Cap Growth Class I	350,083	3,511,336
Delaware Ivy VIP Small Cap Growth Class II	114,565	664,475
Delaware Ivy VIP Smid Cap Core Class II	181,018	1,944,133
Delaware Ivy VIP Value Class II	1,602,019	7,769,791
		31,811,187
Total Affiliated Mutual Funds (cost $107,363,999)		86,391,638

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	53,170	53,170
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	53,170	53,170
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	53,169	53,169
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	53,170	53,170
Total Short-Term Investments (cost $212,679)		212,679
Total Value of Securities—100.15% (cost $107,576,678)		$86,604,317

<<	Affiliated company. See Note 2 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

7

Schedules of investments

Delaware Ivy VIP Pathfinder Moderate	June 30, 2023 (Unaudited)

	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.79%<<
Fixed Income Funds — 33.28%
Delaware Ivy VIP Corporate Bond Class II	18,323,594	$81,906,467
Delaware Ivy VIP High Income Class I	1,240,969	3,437,484
Delaware Ivy VIP Limited-Term Bond Class II	14,895,549	67,923,702
		153,267,653
Global / International Equity Funds — 19.82%
Delaware Ivy VIP International Core Equity Class II	3,863,192	59,686,319
Delaware VIP Global Value Equity Class II	6,472,693	31,586,740
		91,273,059
US Equity Funds — 46.69%
Delaware Ivy VIP Core Equity Class II	4,831,528	57,350,229
Delaware Ivy VIP Growth Class II	6,980,340	63,870,113
Delaware Ivy VIP Mid Cap Growth Class I	2,359,491	23,665,697
Delaware Ivy VIP Small Cap Growth Class II	783,176	4,542,422
Delaware Ivy VIP Smid Cap Core Class II	1,215,203	13,051,277
Delaware Ivy VIP Value Class II	10,835,476	52,552,059
		215,031,797
Total Affiliated Mutual Funds (cost $576,459,450)		459,572,509

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	283,443	283,443
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	283,443	283,443
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	283,443	283,443
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	283,443	283,443
Total Short-Term Investments (cost $1,133,772)		1,133,772
Total Value of Securities—100.04% (cost $577,593,222)		$460,706,281

<<	Affiliated company. See Note 2 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

8

Delaware Ivy VIP Pathfinder Moderately Aggressive	June 30, 2023 (Unaudited)

	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.80%<<
Fixed Income Funds — 23.59%
Delaware Ivy VIP Corporate Bond Class II	16,805,929	$75,122,504
Delaware Ivy VIP High Income Class I	1,034,220	2,864,789
Delaware Ivy VIP Limited-Term Bond Class II	12,448,245	56,763,997
		134,751,290
Global / International Equity Funds — 24.63%
Delaware Ivy VIP International Core Equity Class II	5,959,966	92,081,481
Delaware VIP Global Value Equity Class II	9,971,778	48,662,275
		140,743,756
US Equity Funds — 51.58%
Delaware Ivy VIP Core Equity Class II	6,621,035	78,591,677
Delaware Ivy VIP Growth Class II	9,565,732	87,526,448
Delaware Ivy VIP Mid Cap Growth Class I	3,238,277	32,479,920
Delaware Ivy VIP Small Cap Growth Class II	1,067,102	6,189,193
Delaware Ivy VIP Smid Cap Core Class II	1,669,496	17,930,384
Delaware Ivy VIP Value Class II	14,848,760	72,016,483
		294,734,105
Total Affiliated Mutual Funds (cost $717,048,572)		570,229,151

Short-Term Investments — 0.24%
Money Market Mutual Funds — 0.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	352,331	352,331
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	352,331	352,331
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	352,330	352,330
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	352,331	352,331
Total Short-Term Investments (cost $1,409,323)		1,409,323
Total Value of Securities—100.04% (cost $718,457,895)		$571,638,474

<<	Affiliated company. See Note 2 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

9

Schedules of investments

Delaware Ivy VIP Pathfinder Moderately Conservative	June 30, 2023 (Unaudited)

	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.85%<<
Fixed Income Funds — 43.10%
Delaware Ivy VIP Corporate Bond Class II	6,956,915	$31,097,410
Delaware Ivy VIP High Income Class I	493,475	1,366,926
Delaware Ivy VIP Limited-Term Bond Class II	5,949,858	27,131,353
		59,595,689
Global / International Equity Funds — 14.97%
Delaware Ivy VIP International Core Equity Class II	875,950	13,533,428
Delaware VIP Global Value Equity Class II	1,467,862	7,163,165
		20,696,593
US Equity Funds — 41.78%
Delaware Ivy VIP Core Equity Class II	1,298,318	15,411,035
Delaware Ivy VIP Growth Class II	1,875,736	17,162,985
Delaware Ivy VIP Mid Cap Growth Class I	634,177	6,360,795
Delaware Ivy VIP Small Cap Growth Class II	210,275	1,219,594
Delaware Ivy VIP Smid Cap Core Class II	326,094	3,502,250
Delaware Ivy VIP Value Class II	2,911,661	14,121,558
		57,778,217
Total Affiliated Mutual Funds (cost $172,297,371)		138,070,499

Short-Term Investments — 0.24%
Money Market Mutual Funds — 0.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	84,906	84,906
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	84,906	84,906
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	84,906	84,906
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	84,906	84,906
Total Short-Term Investments (cost $339,624)		339,624
Total Value of Securities—100.09% (cost $172,636,995)		$138,410,123

<<	Affiliated company. See Note 2 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

10

Delaware Ivy VIP Pathfinder Moderate – Managed Volatility	June 30, 2023 (Unaudited)

	Number of shares	Value (US $)
Affiliated Mutual Funds — 97.99%<<
Fixed Income Funds — 32.69%
Delaware Ivy VIP Corporate Bond Class II	17,589,504	$78,625,084
Delaware Ivy VIP High Income Class I	1,176,242	3,258,190
Delaware Ivy VIP Limited-Term Bond Class II	14,283,444	65,132,505
		147,015,779
Global / International Equity Funds — 19.47%
Delaware Ivy VIP International Core Equity Class II	3,707,484	57,280,625
Delaware VIP Global Value Equity Class II	6,199,722	30,254,642
		87,535,267
US Equity Funds — 45.83%
Delaware Ivy VIP Core Equity Class II	4,633,693	55,001,932
Delaware Ivy VIP Growth Class II	6,697,331	61,280,582
Delaware Ivy VIP Mid Cap Growth Class I	2,259,443	22,662,218
Delaware Ivy VIP Small Cap Growth Class II	738,645	4,284,141
Delaware Ivy VIP Smid Cap Core Class II	1,160,715	12,466,078
Delaware Ivy VIP Value Class II	10,391,829	50,400,369
		206,095,320
Total Affiliated Mutual Funds (cost $552,508,100)		440,646,366

Short-Term Investments — 1.98%
Money Market Mutual Funds — 1.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	2,227,104	2,227,104
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	2,227,104	2,227,104
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	2,227,104	2,227,104
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	2,227,104	2,227,104
Total Short-Term Investments (cost $8,908,416)		8,908,416
Total Value of Securities—99.97% (cost $561,416,516)		$449,554,782

<<	Affiliated company. See Note 2 in “Notes to financial statements.”

The following futures contracts were outstanding at June 30, 2023:1

Futures Contracts

Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(39)	E-Mini S&P 500 Index	$(8,752,088)	$(8,542,251)	9/15/23	$(209,837)	$(102,375)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

11

Schedules of investments

Delaware Ivy VIP Pathfinder Moderate – Managed Volatility

Summary of abbreviations:

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

12

Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility	June 30, 2023 (Unaudited)

	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.13%<<
Fixed Income Funds — 23.19%
Delaware Ivy VIP Corporate Bond Class II	2,268,262	$10,139,131
Delaware Ivy VIP High Income Class I	137,011	379,521
Delaware Ivy VIP Limited-Term Bond Class II	1,679,022	7,656,342
		18,174,994
Global / International Equity Funds — 24.23%
Delaware Ivy VIP International Core Equity Class II	804,461	12,428,922
Delaware VIP Global Value Equity Class II	1,344,347	6,560,413
		18,989,335
US Equity Funds — 50.71%
Delaware Ivy VIP Core Equity Class II	893,816	10,609,603
Delaware Ivy VIP Growth Class II	1,291,343	11,815,789
Delaware Ivy VIP Mid Cap Growth Class I	436,025	4,373,331
Delaware Ivy VIP Small Cap Growth Class II	142,012	823,669
Delaware Ivy VIP Smid Cap Core Class II	224,157	2,407,444
Delaware Ivy VIP Value Class II	2,004,519	9,721,918
		39,751,754
Total Affiliated Mutual Funds (cost $97,934,346)		76,916,083

Short-Term Investments — 1.98%
Money Market Mutual Funds — 1.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	388,415	388,415
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	388,416	388,416
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	388,415	388,415
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	388,415	388,415
Total Short-Term Investments (cost $1,553,661)		1,553,661
Total Value of Securities—100.11% (cost $99,488,007)		$78,469,744

<<	Affiliated company. See Note 2 in “Notes to financial statements.”

The following futures contracts were outstanding at June 30, 2023:1

Futures Contracts

Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(6)	E-Mini S&P 500 Index	$(1,346,475)	$(1,314,192)	9/15/23	$(32,283)	$(15,750)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio’s net assets.

[1]	See Note 6 in “Notes to financial statements.”
13

Schedules of investments

Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility

Summary of abbreviations:

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

14

Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility	June 30, 2023 (Unaudited)

	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.21%<<
Fixed Income Funds — 42.44%
Delaware Ivy VIP Corporate Bond Class II	1,543,689	$6,900,292
Delaware Ivy VIP High Income Class I	107,745	298,453
Delaware Ivy VIP Limited-Term Bond Class II	1,322,300	6,029,687
		13,228,432
Global / International Equity Funds — 14.71%
Delaware Ivy VIP International Core Equity Class II	194,159	2,999,755
Delaware VIP Global Value Equity Class II	324,523	1,583,673
		4,583,428
US Equity Funds — 41.06%
Delaware Ivy VIP Core Equity Class II	287,857	3,416,864
Delaware Ivy VIP Growth Class II	415,877	3,805,278
Delaware Ivy VIP Mid Cap Growth Class I	140,150	1,405,703
Delaware Ivy VIP Small Cap Growth Class II	45,749	265,341
Delaware Ivy VIP Smid Cap Core Class II	71,956	772,808
Delaware Ivy VIP Value Class II	645,551	3,130,920
		12,796,914
Total Affiliated Mutual Funds (cost $39,369,511)		30,608,774

Short-Term Investments — 1.99%
Money Market Mutual Funds — 1.99%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	154,840	154,840
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	154,840	154,840
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	154,839	154,839
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	154,839	154,839
Total Short-Term Investments (cost $619,358)		619,358
Total Value of Securities—100.20% (cost $39,988,869)		$31,228,132

<<	Affiliated company. See Note 2 in “Notes to financial statements.”

The following futures contracts were outstanding at June 30, 2023:1

Futures Contracts

Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(3)	E-Mini S&P 500 Index	$(673,237)	$(657,096)	9/15/23	$(16,141)	$(7,875)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

15

Schedules of investments

Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility

Summary of abbreviations:

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

16

Statements of assets and liabilities

Ivy Variable Insurance Portfolios	June 30, 2023 (Unaudited)

	Delaware Ivy VIP Pathfinder Aggressive	Delaware Ivy VIP Pathfinder Conservative	Delaware Ivy VIP Pathfinder Moderate	Delaware Ivy VIP Pathfinder Moderately Aggressive
Assets:
Investments, at value*	$136,119	$212,679	$1,133,772	$1,409,323
Investments of affiliated issuers, at value**	55,220,408	86,391,638	459,572,509	570,229,151
Dividends receivable	561	896	4,915	6,631
Receivable for portfolio shares sold	525	23,952	895	426
Receivable for securities sold	—	—	280,595	222,885
Total Assets	55,357,613	86,629,165	460,992,686	571,868,416
Liabilities:
Other accrued expenses	108,016	123,270	115,948	170,801
Administration expenses payable to affiliates	8,538	13,978	88,041	107,529
Payable for portfolio shares redeemed	2,242	701	269,419	208,330
Payable for securities purchased	—	17,243	—	—
Total Liabilities	118,796	155,192	473,408	486,660
Total Net Assets	$55,238,817	$86,473,973	$460,519,278	$571,381,756

Net Assets Consist of:
Paid-in capital	$65,967,355	$102,681,597	$549,397,015	$680,538,619
Total distributable earnings (loss)	(10,728,538)	(16,207,624)	(88,877,737)	(109,156,863)
Total Net Assets	$55,238,817	$86,473,973	$460,519,278	$571,381,756
Net Asset Value

Class II:
Net assets	$55,238,817	$86,473,973	$460,519,278	$571,381,756
Shares of beneficial interest outstanding, unlimited authorization, no par	15,596,732	22,227,595	126,069,299	156,390,673
Net asset value per share	$3.54	$3.89	$3.65	$3.65

*Investments, at cost	$136,119	$212,679	$1,133,772	$1,409,323
**Investments of affiliated issuers, at cost	70,149,414	107,363,999	576,459,450	717,048,572

See accompanying notes, which are an integral part of the financial statements.

17

Statements of assets and liabilities

Ivy Variable Insurance Portfolios

	Delaware Ivy VIP Pathfinder Moderately Conservative	Delaware Ivy VIP Pathfinder Moderate – Managed Volatility	Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility	Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility
Assets:
Investments, at value*	$339,624	$8,908,416	$1,553,661	$619,358
Investments of affiliated issuers, at value**	138,070,499	440,646,366	76,916,083	30,608,774
Cash collateral due from broker on futures contracts	—	436,800	67,200	33,600
Receivable for securities sold	27,069	64,958	36,513	14,760
Dividends receivable	1,435	36,556	6,396	2,538
Receivable for portfolio shares sold	114	141,696	—	—
Total Assets	138,438,741	450,234,792	78,579,853	31,279,030
Liabilities:
Other accrued expenses	106,003	233,693	145,615	88,190
Administration expenses payable to affiliates	27,444	96,749	12,234	9,851
Payable for portfolio shares redeemed	23,775	34,702	6,662	2,434
Investment management fees payable to affiliates	—	73,097	12,774	5,068
Variation margin due to broker on future contracts	—	102,375	15,750	7,875
Total Liabilities	157,222	540,616	193,035	113,418
Total Net Assets	$138,281,519	$449,694,176	$78,386,818	$31,165,612

Net Assets Consist of:
Paid-in capital	$164,745,150	$535,066,587	$94,492,016	$38,558,292
Total distributable earnings (loss)	(26,463,631)	(85,372,411)	(16,105,198)	(7,392,680)
Total Net Assets	$138,281,519	$449,694,176	$78,386,818	$31,165,612
Net Asset Value

Class II:
Net assets	$138,281,519	$449,694,176	$78,386,818	$31,165,612
Shares of beneficial interest outstanding, unlimited authorization, no par	36,578,064	117,376,267	19,390,382	10,378,446
Net asset value per share	$3.78	$3.83	$4.04	$3.00

*Investments, at cost	$339,624	$8,908,416	$1,553,661	$619,358
**Investments of affiliated issuers, at cost	172,297,371	552,508,100	97,934,346	39,369,511

See accompanying notes, which are an integral part of the financial statements.

18

Statements of operations

Ivy Variable Insurance Portfolios	Six months ended June 30, 2023 (Unaudited)

	Delaware Ivy VIP Pathfinder Aggressive	Delaware Ivy VIP Pathfinder Conservative	Delaware Ivy VIP Pathfinder Moderate	Delaware Ivy VIP Pathfinder Moderately Aggressive
Investment Income:
Dividends from affiliated funds	$606,919	$1,371,857	$6,238,652	$7,013,441
Dividends	3,104	4,807	26,171	33,035
	610,023	1,376,664	6,264,823	7,046,476

Expenses:
Trustees’ fees and expenses	55,282	67,177	3,531	34,167
Accounting and administration expenses	22,083	25,732	72,130	84,768
Audit and tax fees	6,695	6,695	6,695	6,695
Reports and statements to shareholders servicing expenses	6,628	6,773	6,380	7,441
Dividend disbursing and transfer agent fees and expenses	2,112	3,414	23,018	22,460
Custodian fees	348	452	541	757
Legal fees	130	181	1,311	815
Registration fees	4	4	4	4
Other	4,722	4,891	9,906	11,064
Total operating expenses	98,004	115,319	123,516	168,171
Net Investment Income (Loss)	512,019	1,261,345	6,141,307	6,878,305

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Affiliated investments	229,949	108,508	(1,816,209)	(1,796,305)
Capital gain distributions received from investments in affiliated funds	3,528,740	3,499,615	24,272,717	33,372,148
Net realized gain (loss)	3,758,689	3,608,123	22,456,508	31,575,843

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,867,284	1,187,084	14,684,306	20,503,380
Net Realized and Unrealized Gain (Loss)	5,625,973	4,795,207	37,140,814	52,079,223
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,137,992	$6,056,552	$43,282,121	$58,957,528

See accompanying notes, which are an integral part of the financial statements.

19

Statements of operations

Ivy Variable Insurance Portfolios

	Delaware Ivy VIP Pathfinder Moderately Conservative	Delaware Ivy VIP Pathfinder Moderate – Managed Volatility	Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility	Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility
Investment Income:
Dividends from affiliated funds	$2,028,172	$5,914,373	$941,556	$444,776
Dividends	7,833	228,436	40,033	16,024
	2,036,005	6,142,809	981,589	460,800

Expenses:
Investment advisory fees	—	440,632	78,061	30,566
Accounting and administration expenses	32,523	75,580	24,759	21,793
Trustees’ fees and expenses	8,743	171,802	100,859	43,270
Reports and statements to shareholders servicing expenses	6,994	7,803	6,655	7,063
Audit and tax fees	6,695	7,140	7,141	7,140
Dividend disbursing and transfer agent fees and expenses	5,544	12,543	3,064	1,262
Custodian fees	568	845	684	849
Legal fees	487	1,169	192	192
Registration fees	4	4	4	4
Other	4,551	13,473	3,679	4,185
Total operating expenses	66,109	730,991	225,098	116,324
Net Investment Income (Loss)	1,969,896	5,411,818	756,491	344,476

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Affiliated investments	(454,076)	1,500,188	263,320	(131,276)
Capital gain distributions received from investments in affiliated funds	6,422,100	23,005,297	4,480,527	1,407,292
Futures contracts	—	(1,748,279)	(294,150)	(125,356)
Net realized gain (loss)	5,968,024	22,757,206	4,449,697	1,150,660

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,413,313	10,061,881	2,299,202	768,629
Futures contracts	—	(1,072,745)	(178,544)	(80,624)
Net change in unrealized appreciation (depreciation)	3,413,313	8,989,136	2,120,658	688,005
Net Realized and Unrealized Gain (Loss)	9,381,337	31,746,342	6,570,355	1,838,665
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,351,233	$37,158,160	$7,326,846	$2,183,141

See accompanying notes, which are an integral part of the financial statements.

20

Statements of changes in net assets

Ivy Variable Insurance Portfolios

	Delaware Ivy VIP Pathfinder Aggressive		Delaware Ivy VIP Pathfinder Conservative
	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$512,019	$730,169	$1,261,345	$1,344,569
Net realized gain (loss)	3,758,689	11,397,591	3,608,123	10,604,260
Net change in unrealized appreciation (depreciation)	1,867,284	(24,141,867)	1,187,084	(27,145,808)
Net increase (decrease) in net assets resulting from operations	6,137,992	(12,014,107)	6,056,552	(15,196,979)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(12,148,744)	(6,081,792)	(11,950,259)	(9,920,864)

Capital Share Transactions:
Proceeds from shares sold:
Class II	310,446	1,236,646	4,133,477	2,994,346

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	12,148,744	6,081,792	11,950,259	9,920,864
	12,459,190	7,318,438	16,083,736	12,915,210
Cost of shares redeemed:
Class II	(4,862,009)	(9,528,375)	(7,952,327)	(13,546,107)
Increase (decrease) in net assets derived from capital share transactions	7,597,181	(2,209,937)	8,131,409	(630,897)
Net Increase (Decrease) in Net Assets	1,586,429	(20,305,836)	2,237,702	(25,748,740)

Net Assets:
Beginning of period	53,652,388	73,958,224	84,236,271	109,985,011
End of period	$55,238,817	$53,652,388	$86,473,973	$84,236,271

See accompanying notes, which are an integral part of the financial statements.

21

Statements of changes in net assets

Ivy Variable Insurance Portfolios

	Delaware Ivy VIP Pathfinder Moderate		Delaware Ivy VIP Pathfinder Moderately Aggressive
	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$6,141,307	$7,564,552	$6,878,305	$8,995,333
Net realized gain (loss)	22,456,508	78,657,240	31,575,843	107,664,298
Net change in unrealized appreciation (depreciation)	14,684,306	(180,279,220)	20,503,380	(236,925,647)
Net increase (decrease) in net assets resulting from operations	43,282,121	(94,057,428)	58,957,528	(120,266,016)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(86,452,608)	(62,270,198)	(117,087,462)	(78,642,243)

Capital Share Transactions:
Proceeds from shares sold:
Class II	372,006	1,889,732	1,292,657	3,808,521

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	86,452,608	62,270,198	117,087,462	78,642,243
	86,824,614	64,159,930	118,380,119	82,450,764
Cost of shares redeemed:
Class II	(48,730,235)	(77,015,239)	(54,863,003)	(94,266,630)
Increase (decrease) in net assets derived from capital share transactions	38,094,379	(12,855,309)	63,517,116	(11,815,866)
Net Increase (Decrease) in Net Assets	(5,076,108)	(169,182,935)	5,387,182	(210,724,125)

Net Assets:
Beginning of period	465,595,386	634,778,321	565,994,574	776,718,699
End of period	$460,519,278	$465,595,386	$571,381,756	$565,994,574

See accompanying notes, which are an integral part of the financial statements.

22

	Delaware Ivy VIP Pathfinder Moderately Conservative		Delaware Ivy VIP Pathfinder Moderate – Managed Volatility
	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,969,896	$2,132,493	$5,411,818	$5,714,104
Net realized gain (loss)	5,968,024	20,548,446	22,757,206	75,281,018
Net change in unrealized appreciation (depreciation)	3,413,313	(49,466,726)	8,989,136	(150,472,174)
Net increase (decrease) in net assets resulting from operations	11,351,233	(26,785,787)	37,158,160	(69,477,052)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(22,773,720)	(17,346,896)	(82,781,703)	(95,792,163)

Capital Share Transactions:
Proceeds from shares sold:
Class II	144,079	355,804	6,290,268	14,043,254

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	22,773,720	17,346,896	82,781,703	95,792,163
	22,917,799	17,702,700	89,071,971	109,835,417
Cost of shares redeemed:
Class II	(11,203,880)	(23,039,255)	(29,335,682)	(38,808,203)
Increase (decrease) in net assets derived from capital share transactions	11,713,919	(5,336,555)	59,736,289	71,027,214
Net Increase (Decrease) in Net Assets	291,432	(49,469,238)	14,112,746	(94,242,001)

Net Assets:
Beginning of period	137,990,087	187,459,325	435,581,430	529,823,431
End of period	$138,281,519	$137,990,087	$449,694,176	$435,581,430

See accompanying notes, which are an integral part of the financial statements.

23

Statements of changes in net assets

Ivy Variable Insurance Portfolios

	Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility		Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility
	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$756,491	$947,038	$344,476	$346,958
Net realized gain (loss)	4,449,697	16,311,485	1,150,660	4,894,350
Net change in unrealized appreciation (depreciation)	2,120,658	(31,244,145)	688,005	(10,218,499)
Net increase (decrease) in net assets resulting from operations	7,326,846	(13,985,622)	2,183,141	(4,977,191)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(17,522,898)	(8,050,737)	(5,354,770)	(11,995,385)

Capital Share Transactions:
Proceeds from shares sold:
Class II	1,331,014	2,070,590	1,359,783	2,289,664

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	17,522,898	8,050,737	5,354,770	11,995,385
	18,853,912	10,121,327	6,714,553	14,285,049
Cost of shares redeemed:
Class II	(7,571,117)	(12,569,340)	(2,599,029)	(7,078,676)
Increase (decrease) in net assets derived from capital share transactions	11,282,795	(2,448,013)	4,115,524	7,206,373
Net Increase (Decrease) in Net Assets	1,086,743	(24,484,372)	943,895	(9,766,203)

Net Assets:
Beginning of period	77,300,075	101,784,447	30,221,717	39,987,920
End of period	$78,386,818	$77,300,075	$31,165,612	$30,221,717

See accompanying notes, which are an integral part of the financial statements.

24

Financial highlights

Delaware Ivy VIP Pathfinder Aggressive Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$4.07	$5.47	$4.92	$5.00	$4.60	$5.16

Income (loss) from investment operations:
Net investment income[2]	0.04	0.05	0.08	0.09	0.07	0.13
Net realized and unrealized gain (loss)	0.41	(0.97)	0.82	0.52	0.92	(0.32)
Total from investment operations	0.45	(0.92)	0.90	0.61	0.99	(0.19)

Less dividends and distributions from:
Net investment income	(0.27)	(0.09)	(0.09)	(0.07)	(0.14)	(0.09)
Net realized gain	(0.71)	(0.39)	(0.26)	(0.62)	(0.45)	(0.28)
Total dividends and distributions	(0.98)	(0.48)	(0.35)	(0.69)	(0.59)	(0.37)

Net asset value, end of period	$3.54	$4.07	$5.47	$4.92	$5.00	$4.60

Total return[3]	11.83%	(16.72)%	18.93%	15.70%	23.24%	(4.27)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$55,239	$53,652	$74 [4]	$68 [4]	$66 [4]	$59 [4]
Ratio of expenses to average net assets[5]	0.36%	0.21%	0.07%	0.12%	0.09%	0.09%
Ratio of net investment income to average net assets	1.87%	1.24%	1.62%	1.91%	1.41%	2.49%
Portfolio turnover	15%	30%	18%	21%	18%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

25

Financial highlights

Delaware Ivy VIP Pathfinder Conservative Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$4.22	$5.50	$5.31	$5.15	$4.83	$5.16

Income (loss) from investment operations:
Net investment income[2]	0.06	0.07	0.13	0.10	0.09	0.10
Net realized and unrealized gain (loss)	0.24	(0.84)	0.39	0.49	0.59	(0.20)
Total from investment operations	0.30	(0.77)	0.52	0.59	0.68	(0.10)

Less dividends and distributions from:
Net investment income	(0.19)	(0.13)	(0.10)	(0.09)	(0.10)	(0.06)
Net realized gain	(0.44)	(0.38)	(0.23)	(0.34)	(0.26)	(0.17)
Total dividends and distributions	(0.63)	(0.51)	(0.33)	(0.43)	(0.36)	(0.23)

Net asset value, end of period	$3.89	$4.22	$5.50	$5.31	$5.15	$4.83

Total return[3]	7.29%	(14.09)%	10.18%	12.67%	14.66%	(1.93)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$86,474	$84,236	$110 [4]	$112 [4]	$99 [4]	$94 [4]
Ratio of expenses to average net assets[5]	0.27%	0.15%	0.06%	0.08%	0.07%	0.07%
Ratio of net investment income to average net assets	2.99%	1.44%	2.32%	2.02%	1.71%	1.89%
Portfolio turnover	14%	29%	27%	41%	31%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

26

Delaware Ivy VIP Pathfinder Moderate Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$4.10	$5.51	$5.15	$5.19	$4.89	$5.40

Income (loss) from investment operations:
Net investment income[2]	0.05	0.07	0.11	0.10	0.08	0.12
Net realized and unrealized gain (loss)	0.32	(0.91)	0.61	0.51	0.79	(0.31)
Total from investment operations	0.37	(0.84)	0.72	0.61	0.87	(0.19)

Less dividends and distributions from:
Net investment income	(0.24)	(0.12)	(0.11)	(0.09)	(0.14)	(0.08)
Net realized gain	(0.58)	(0.45)	(0.25)	(0.56)	(0.43)	(0.24)
Total dividends and distributions	(0.82)	(0.57)	(0.36)	(0.65)	(0.57)	(0.32)

Net asset value, end of period	$3.65	$4.10	$5.51	$5.15	$5.19	$4.89

Total return[3]	9.62%	(15.26)%	14.66%	14.35%	19.05%	(3.90)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$460,519	$465,595	$635 [4]	$656 [4]	$680 [4]	$703 [4]
Ratio of expenses to average net assets[5]	0.05%	0.06%	0.03%	0.04%	0.04%	0.03%
Ratio of net investment income to average net assets	2.65%	1.46%	2.05%	2.05%	1.62%	2.26%
Portfolio turnover	12%	28%	18%	21%	17%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

27

Financial highlights

Delaware Ivy VIP Pathfinder Moderately Aggressive Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$4.15	$5.66	$5.18	$5.32	$4.98	$5.59

Income (loss) from investment operations:
Net investment income[2]	0.05	0.06	0.10	0.10	0.08	0.13
Net realized and unrealized gain (loss)	0.36	(0.96)	0.75	0.52	0.92	(0.37)
Total from investment operations	0.41	(0.90)	0.85	0.62	1.00	(0.24)

Less dividends and distributions from:
Net investment income	(0.26)	(0.12)	(0.10)	(0.09)	(0.15)	(0.10)
Net realized gain	(0.65)	(0.49)	(0.27)	(0.67)	(0.51)	(0.27)
Total dividends and distributions	(0.91)	(0.61)	(0.37)	(0.76)	(0.66)	(0.37)

Net asset value, end of period	$3.65	$4.15	$5.66	$5.18	$5.32	$4.98

Total return[3]	10.76%	(15.90)%	16.88%	15.12%	21.40%	(4.71)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$571,382	$565,995	$777 [4]	$799 [4]	$829 [4]	$838 [4]
Ratio of expenses to average net assets[5]	0.06%	0.06%	0.03%	0.04%	0.03%	0.03%
Ratio of net investment income to average net assets	2.41%	1.43%	1.88%	2.02%	1.56%	2.35%
Portfolio turnover	14%	28%	17%	20%	19%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

28

Delaware Ivy VIP Pathfinder Moderately Conservative Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$4.18	$5.53	$5.26	$5.22	$4.90	$5.32

Income (loss) from investment operations:
Net investment income[2]	0.06	0.06	0.12	0.10	0.08	0.11
Net realized and unrealized gain (loss)	0.27	(0.87)	0.51	0.50	0.70	(0.24)
Total from investment operations	0.33	(0.81)	0.63	0.60	0.78	(0.13)

Less dividends and distributions from:
Net investment income	(0.21)	(0.13)	(0.11)	(0.10)	(0.12)	(0.07)
Net realized gain	(0.52)	(0.41)	(0.25)	(0.46)	(0.34)	(0.22)
Total dividends and distributions	(0.73)	(0.54)	(0.36)	(0.56)	(0.46)	(0.29)

Net asset value, end of period	$3.78	$4.18	$5.53	$5.26	$5.22	$4.90

Total return[3]	8.53%	(14.71)%	12.37%	13.52%	16.85%	(2.67)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$138,282	$137,990	$187 [4]	$195 [4]	$202 [4]	$205 [4]
Ratio of expenses to average net assets[5]	0.10%	0.17%	0.04%	0.06%	0.05%	0.05%
Ratio of net investment income to average net assets	2.87%	1.39%	2.17%	2.09%	1.67%	2.07%
Portfolio turnover	12%	31%	20%	25%	18%	34%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

29

Financial highlights

Delaware Ivy VIP Pathfinder Moderate – Managed Volatility Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$4.33	$6.33	$5.77	$5.84	$5.33	$5.78

Income (loss) from investment operations:
Net investment income[2]	0.05	0.06	0.11	0.10	0.08	0.11
Net realized and unrealized gain (loss)	0.30	(0.89)	0.62	0.34	0.82	(0.33)
Total from investment operations	0.35	(0.83)	0.73	0.44	0.90	(0.22)

Less dividends and distributions from:
Net investment income	(0.21)	(0.17)	(0.10)	(0.08)	(0.11)	(0.06)
Net realized gain	(0.64)	(1.00)	(0.07)	(0.43)	(0.28)	(0.17)
Total dividends and distributions	(0.85)	(1.17)	(0.17)	(0.51)	(0.39)	(0.23)

Net asset value, end of period	$3.83	$4.33	$6.33	$5.77	$5.84	$5.33

Total return[3]	8.70%	(13.22)%	12.99%	9.07%	17.32%	(4.00)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$449,694	$435,581	$530 [4]	$729 [4]	$707 [4]	$606 [4]
Ratio of expenses to average net assets[5]	0.33%	0.26%	0.22%	0.23%	0.23%	0.23%
Ratio of net investment income to average net assets	2.46%	1.24%	1.87%	1.78%	1.39%	2.00%
Portfolio turnover	14%	32%	19%	42%	9%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

30

Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$4.75	$6.11	$5.46	$5.63	$5.15	$5.66

Income (loss) from investment operations:
Net investment income[2]	0.05	0.06	0.09	0.09	0.07	0.11
Net realized and unrealized gain (loss)	0.38	(0.91)	0.73	0.33	0.88	(0.37)
Total from investment operations	0.43	(0.85)	0.82	0.42	0.95	(0.26)

Less dividends and distributions from:
Net investment income	(0.27)	(0.10)	(0.09)	(0.07)	(0.12)	(0.07)
Net realized gain	(0.87)	(0.41)	(0.08)	(0.52)	(0.35)	(0.18)
Total dividends and distributions	(1.14)	(0.51)	(0.17)	(0.59)	(0.47)	(0.25)

Net asset value, end of period	$4.04	$4.75	$6.11	$5.46	$5.63	$5.15

Total return[3]	9.71%	(14.00)%	15.24%	9.71%	19.29%	(4.75)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$78,387	$77,300	$102 [4]	$96 [4]	$93 [4]	$84 [4]
Ratio of expenses to average net assets[5]	0.58%	0.35%	0.26%	0.29%	0.27%	0.27%
Ratio of net investment income to average net assets	1.94%	1.12%	1.58%	1.68%	1.32%	2.04%
Portfolio turnover	15%	44%	18%	41%	16%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

31

Financial highlights

Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 6/30/23[1]	Year ended
	(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$3.39	$6.02	$5.64	$5.58	$5.19	$5.55

Income (loss) from investment operations:
Net investment income[2]	0.04	0.04	0.12	0.09	0.08	0.10
Net realized and unrealized gain (loss)	0.19	(0.79)	0.47	0.39	0.66	(0.24)
Total from investment operations	0.23	(0.75)	0.59	0.48	0.74	(0.14)

Less dividends and distributions from:
Net investment income	(0.15)	(0.27)	(0.09)	(0.08)	(0.10)	(0.05)
Net realized gain	(0.47)	(1.61)	(0.12)	(0.34)	(0.25)	(0.17)
Total dividends and distributions	(0.62)	(1.88)	(0.21)	(0.42)	(0.35)	(0.22)

Net asset value, end of period	$3.00	$3.39	$6.02	$5.64	$5.58	$5.19

Total return[3]	7.26%	(12.71)%	10.72%	9.61%	14.89%	(2.90)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,166	$30,222	$40 [4]	$86 [4]	$80 [4]	$73 [4]
Ratio of expenses to average net assets[5]	0.76%	0.53%	0.26%	0.30%	0.27%	0.29%
Ratio of net investment income to average net assets	2.25%	1.02%	2.06%	1.77%	1.45%	1.79%
Portfolio turnover	15%	43%	24%	45%	14%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

32

Notes to financial statements

Ivy Variable Insurance Portfolios	June 30, 2023 (Unaudited)

Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 26 portfolios. These financial statements and the related notes pertain to 8 portfolios: Delaware Ivy VIP Pathfinder Aggressive, Delaware Ivy VIP Pathfinder Conservative, Delaware Ivy VIP Pathfinder Moderate, Delaware Ivy VIP Pathfinder Moderately Aggressive, and Delaware Ivy VIP Pathfinder Moderately Conservative (collectively, the “Pathfinder Portfolios”), Delaware Ivy VIP Pathfinder Moderate – Managed Volatility, Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility, and Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility (collectively, the “Managed Volatility Portfolios”) (each, a Portfolio and collectively, the Portfolios). The Trust is an open-end investment company. Each of the Portfolios are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act).

Each Portfolio offers Class II shares. The shares of the Portfolios are sold only to variable life insurance separate accounts and variable annuity separate accounts.

1. Significant Accounting Policies

Each Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolios.

Security Valuation — Open-end investment companies, other than exchange-traded funds (ETFs) are valued at their published net asset value (NAV). Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by each Portfolio’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Portfolio evaluates tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Portfolio’s tax positions taken or expected to be taken on each Portfolio’s federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2019–December 31, 2022), and has concluded that no provision for federal income tax is required in each Portfolio’s financial statements. If applicable, each Portfolio recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended June 30, 2023, the Portfolios did not incur any interest or tax penalties.

Underlying Funds — Each Portfolio may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Portfolio may invest include ETFs. Each Portfolio will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Derivative Financial Instruments — Each Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. Each Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Portfolios can realize on an investment and/or may result in lower distributions paid to shareholders. Each Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

33

Notes to financial statements

Ivy Variable Insurance Portfolios

1. Significant Accounting Policies (continued)

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, each Portfolio may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of each Portfolio under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Portfolio are charged directly to that Portfolio. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from any Underlying Funds in which a Portfolio invests are recorded on the ex-dividend date. Each Portfolio declares net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Each Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Portfolio (other than the Pathfinder Portfolios) pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Portfolio’s average daily net assets as follows:

Portfolio	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

The Pathfinder Portfolios pay no management fees.

DMC uses all of the management fee it receives from the Managed Volatility Portfolios to pay Securian Asset Management Inc. (“Securian”). Accordingly, Securian receives a fee based on the average daily net assets of the Managed Volatility Portfolios.

34

DMC has entered into sub-advisory agreements with the following entities on behalf of the Portfolios:

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. With respect to the Portfolios for which MIMAK serves as a sub-advisor, DMC has principal responsibility for all investment advisory services and may seek investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Portfolio security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge.

Securian serves as sub-advisor to the Managed Volatility Portfolios. The sub-advisor makes investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of DMC and the Board. DMC pays all applicable costs of the sub-advisor.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Portfolio. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2023, each Portfolio paid for these services as follows:

Portfolio	Fees
Delaware Ivy VIP Pathfinder Aggressive	$2,805
Delaware Ivy VIP Pathfinder Conservative	3,251
Delaware Ivy VIP Pathfinder Moderate	8,916
Delaware Ivy VIP Pathfinder Moderately Aggressive	10,480
Delaware Ivy VIP Pathfinder Moderately Conservative	4,043
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility	8,529
Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility	3,156
Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility	2,449

DIFSC is also the transfer agent and dividend disbursing agent of the Portfolios. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Portfolios’ average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, each Portfolio paid for these services as follows:

Portfolio	Fees
Delaware Ivy VIP Pathfinder Aggressive	$2,083
Delaware Ivy VIP Pathfinder Conservative	3,224
Delaware Ivy VIP Pathfinder Moderate	17,748
Delaware Ivy VIP Pathfinder Moderately Aggressive	21,754
Delaware Ivy VIP Pathfinder Moderately Conservative	5,255
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility	16,746
Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility	2,980
Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility	1,168

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Portfolio. Sub-transfer agency fees are paid by each Portfolio and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” These fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

35

Notes to financial statements

Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Portfolio bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Portfolio. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2023, each Portfolio paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Portfolio	Fees
Delaware Ivy VIP Pathfinder Aggressive	$452
Delaware Ivy VIP Pathfinder Conservative	695
Delaware Ivy VIP Pathfinder Moderate	3,850
Delaware Ivy VIP Pathfinder Moderately Aggressive	4,721
Delaware Ivy VIP Pathfinder Moderately Conservative	1,137
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility	3,627
Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility	647
Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility	252

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

In addition to the management fees and other expenses of a Portfolio, a Portfolio indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by a Portfolio will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

36

A summary of the transactions in affiliated companies during the six months ended June 30, 2023 was as follows:

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Delaware Ivy VIP Pathfinder Aggressive
Affiliated Mutual Funds—99.97%
Delaware Ivy VIP Core Equity Class II
	$8,309,520	$903,002	$1,212,229	$79,396	$250,888	$8,330,577	701,818	$31,034	$779,076
Delaware Ivy VIP Corporate Bond Class II
	4,867,678	361,310	473,755	5,001	(24,328)	4,735,906	1,059,487	131,884	—
Delaware Ivy VIP Growth Class II
	7,807,635	1,164,400	891,488	77,178	1,119,824	9,277,549	1,013,940	—	875,083
Delaware Ivy VIP High Income Class I
	136,941	9,805	8,248	271	(2,258)	136,511	49,282	8,925	—
Delaware Ivy VIP International Core Equity Class II
	8,927,923	1,995,762	1,069,393	24,994	761,321	10,640,607	688,712	169,368	—
Delaware Ivy VIP Limited-Term Bond Class II
	2,975,531	227,633	323,993	4,683	(16,071)	2,867,783	628,900	49,984	—
Delaware Ivy VIP Mid Cap Growth Class I
	3,489,119	437,511	703,305	40,707	172,743	3,436,775	342,649	—	377,163
Delaware Ivy VIP Small Cap Growth Class II
	566,767	168,862	59,395	2,447	(29,666)	649,015	111,899	—	96,670
Delaware Ivy VIP Smid Cap Core Class II
	840,566	1,373,712	170,300	2,005	(156,461)	1,889,522	175,933	3,860	189,943
Delaware Ivy VIP Value Class II
	7,946,363	1,414,504	816,706	19,452	(930,120)	7,633,493	1,573,916	115,949	1,121,741
Delaware VIP Global Value Equity Class II
	7,709,813	192,558	2,974,928	(26,185)	721,412	5,622,670	1,152,187	95,915	89,064
Total	$53,577,856	$8,249,059	$8,703,740	$229,949	$1,867,284	$55,220,408		$606,919	$3,528,740

37

Notes to financial statements

Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Delaware Ivy VIP Pathfinder Conservative
Affiliated Mutual Funds—99.90%
Delaware Ivy VIP Core Equity Class II
	$8,446,149	$1,285,553	$1,604,767	$104,157	$248,154	$8,479,246	714,342	$31,117	$781,163
Delaware Ivy VIP Corporate Bond Class II
	23,753,438	2,138,734	2,237,111	(98,111)	20,692	23,577,642	5,274,640	646,799	—
Delaware Ivy VIP Growth Class II
	7,646,428	1,542,821	931,147	71,561	1,112,543	9,442,206	1,031,935	—	877,338
Delaware Ivy VIP High Income Class I
	1,075,018	115,222	116,125	(3,674)	(10,560)	1,059,881	382,629	69,151	—
Delaware Ivy VIP International Core Equity Class II
	4,381,713	1,477,781	568,387	(10,681)	404,430	5,684,856	367,951	89,101	—
Delaware Ivy VIP Limited-Term Bond Class II
	21,633,645	1,982,320	2,278,775	(9,768)	(80,387)	21,247,035	4,659,438	364,979	—
Delaware Ivy VIP Mid Cap Growth Class I
	3,487,273	595,118	790,306	45,395	173,856	3,511,336	350,083	—	379,474
Delaware Ivy VIP Small Cap Growth Class II
	568,281	174,301	50,564	2,265	(29,808)	664,475	114,565	—	97,734
Delaware Ivy VIP Smid Cap Core Class II
	992,441	1,230,353	149,324	7,053	(136,390)	1,944,133	181,018	3,906	192,221
Delaware Ivy VIP Value Class II
	7,782,313	1,770,600	882,613	33,851	(934,360)	7,769,791	1,602,019	116,261	1,124,752
Delaware VIP Global Value Equity Class II
	4,325,899	255,776	1,956,012	(33,540)	418,914	3,011,037	617,016	50,543	46,933
Total	$84,092,598	$12,568,579	$11,565,131	$108,508	$1,187,084	$86,391,638		$1,371,857	$3,499,615

38

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Delaware Ivy VIP Pathfinder Moderate
Affiliated Mutual Funds—99.79%
Delaware Ivy VIP Core Equity Class II
	$59,352,293	$5,837,302	$10,250,393	$686,656	$1,724,371	$57,350,229	4,831,528	$214,331	$5,380,596
Delaware Ivy VIP Corporate Bond Class II
	86,729,772	4,570,387	9,136,642	(669,291)	412,241	81,906,467	18,323,594	2,288,883	—
Delaware Ivy VIP Growth Class II
	54,967,647	7,930,493	7,392,655	650,307	7,714,321	63,870,113	6,980,340	—	6,043,708
Delaware Ivy VIP High Income Class I
	3,596,805	238,622	352,957	(43,804)	(1,182)	3,437,484	1,240,969	226,127	—
Delaware Ivy VIP International Core Equity Class II
	50,793,405	12,126,396	7,693,542	55,798	4,404,262	59,686,319	3,863,192	953,088	—
Delaware Ivy VIP Limited-Term Bond Class II
	72,655,898	3,731,953	8,214,979	(37,192)	(211,978)	67,923,702	14,895,549	1,188,230	—
Delaware Ivy VIP Mid Cap Growth Class I
	24,744,881	2,989,974	5,606,799	193,392	1,344,249	23,665,697	2,359,491	—	2,605,975
Delaware Ivy VIP Small Cap Growth Class II
	4,051,684	1,083,794	410,433	18,178	(200,801)	4,542,422	783,176	—	678,886
Delaware Ivy VIP Smid Cap Core Class II
	6,417,745	8,943,347	1,298,359	24,149	(1,035,605)	13,051,277	1,215,203	26,711	1,314,423
Delaware Ivy VIP Value Class II
	55,944,488	9,691,254	6,856,172	200,592	(6,428,103)	52,552,059	10,835,476	800,798	7,747,251
Delaware VIP Global Value Equity Class II
	45,371,063	1,042,362	18,894,222	(2,894,994)	6,962,531	31,586,740	6,472,693	540,484	501,878
Total	$464,625,681	$58,185,884	$76,107,153	$(1,816,209)	$14,684,306	$459,572,509		$6,238,652	$24,272,717

39

Notes to financial statements

Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Delaware Ivy VIP Pathfinder Moderately Aggressive
Affiliated Mutual Funds—99.80%
Delaware Ivy VIP Core Equity Class II
	$79,864,427	$7,979,830	$12,426,048	$793,010	$2,380,458	$78,591,677	6,621,035	$293,903	$7,378,189
Delaware Ivy VIP Corporate Bond Class II
	78,364,378	4,699,023	7,661,365	(232,192)	(47,340)	75,122,504	16,805,929	2,100,031	—
Delaware Ivy VIP Growth Class II
	74,554,657	10,769,280	9,152,099	784,143	10,570,467	87,526,448	9,565,732	—	8,287,487
Delaware Ivy VIP High Income Class I
	2,914,623	197,177	207,159	(12,899)	(26,953)	2,864,789	1,034,220	186,977	—
Delaware Ivy VIP International Core Equity Class II
	77,920,695	17,852,427	10,516,014	69,133	6,755,240	92,081,481	5,959,966	1,471,324	—
Delaware Ivy VIP Limited-Term Bond Class II
	59,833,995	3,455,180	6,306,075	62,961	(282,064)	56,763,997	12,448,245	993,641	—
Delaware Ivy VIP Mid Cap Growth Class I
	33,445,130	4,047,538	7,065,152	254,337	1,798,067	32,479,920	3,238,277	—	3,577,436
Delaware Ivy VIP Small Cap Growth Class II
	5,469,580	1,480,268	506,297	20,847	(275,205)	6,189,193	1,067,102	—	925,056
Delaware Ivy VIP Smid Cap Core Class II
	8,353,165	12,634,463	1,640,956	19,448	(1,435,736)	17,930,384	1,669,496	36,726	1,807,232
Delaware Ivy VIP Value Class II
	75,879,634	13,260,292	8,512,193	202,791	(8,814,041)	72,016,483	14,848,760	1,098,101	10,623,492
Delaware VIP Global Value Equity Class II
	68,220,136	1,636,382	27,316,846	(3,757,884)	9,880,487	48,662,275	9,971,778	832,738	773,256
Total	$564,820,420	$78,011,860	$91,310,204	$(1,796,305)	$20,503,380	$570,229,151		$7,013,441	$33,372,148

40

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Delaware Ivy VIP Pathfinder Moderately Conservative
Affiliated Mutual Funds—99.85%
Delaware Ivy VIP Core Equity Class II
	$15,716,991	$1,744,670	$2,695,493	$183,336	$461,531	$15,411,035	1,298,318	$56,897	$1,428,346
Delaware Ivy VIP Corporate Bond Class II
	32,317,356	1,669,716	2,786,570	(249,497)	146,405	31,097,410	6,956,915	858,794	—
Delaware Ivy VIP Growth Class II
	14,411,974	2,162,956	1,609,791	133,733	2,064,113	17,162,985	1,875,736	—	1,604,373
Delaware Ivy VIP High Income Class I
	1,412,879	98,442	126,139	(15,234)	(3,022)	1,366,926	493,475	89,103	—
Delaware Ivy VIP International Core Equity Class II
	11,117,098	2,859,665	1,416,973	(33,458)	1,007,096	13,533,428	875,950	213,486	—
Delaware Ivy VIP Limited-Term Bond Class II
	28,491,106	1,674,809	2,930,434	(9,964)	(94,164)	27,131,353	5,949,858	469,177	—
Delaware Ivy VIP Mid Cap Growth Class I
	6,523,096	829,786	1,400,328	27,641	380,600	6,360,795	634,177	—	691,666
Delaware Ivy VIP Small Cap Growth Class II
	1,063,792	288,562	83,135	4,224	(53,849)	1,219,594	210,275	—	179,800
Delaware Ivy VIP Smid Cap Core Class II
	1,764,846	2,266,372	274,921	7,630	(261,677)	3,502,250	326,094	7,091	348,928
Delaware Ivy VIP Value Class II
	14,668,067	2,665,420	1,556,957	51,675	(1,706,647)	14,121,558	2,911,661	212,580	2,056,589
Delaware VIP Global Value Equity Class II
	10,267,465	280,530	4,303,595	(554,162)	1,472,927	7,163,165	1,467,862	121,044	112,398
Total	$137,754,670	$16,540,928	$19,184,336	$(454,076)	$3,413,313	$138,070,499		$2,028,172	$6,422,100

41

Notes to financial statements

Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility
Affiliated Mutual Funds—97.99%
Delaware Ivy VIP Core Equity Class II
	$54,402,743	$6,510,425	$8,120,077	$566,170	$1,642,671	$55,001,932	4,633,693	$203,281	$5,103,206
Delaware Ivy VIP Corporate Bond Class II
	79,518,275	5,955,309	6,537,610	63,399	(374,289)	78,625,084	17,589,504	2,171,337	—
Delaware Ivy VIP Growth Class II
	50,394,112	8,631,921	5,508,585	468,821	7,294,313	61,280,582	6,697,331	—	5,732,141
Delaware Ivy VIP High Income Class I
	3,276,111	254,103	225,871	8,134	(54,287)	3,258,190	1,176,242	212,419	—
Delaware Ivy VIP International Core Equity Class II
	46,556,770	12,153,484	5,548,202	299,714	3,818,859	57,280,625	3,707,484	904,179	—
Delaware Ivy VIP Limited-Term Bond Class II
	66,518,884	4,986,972	6,098,618	68,039	(342,772)	65,132,505	14,283,444	1,126,328	—
Delaware Ivy VIP Mid Cap Growth Class I
	22,675,757	3,233,070	4,657,169	392,801	1,017,759	22,662,218	2,259,443	—	2,468,206
Delaware Ivy VIP Small Cap Growth Class II
	3,655,995	1,115,709	308,881	14,455	(193,137)	4,284,141	738,645	—	634,375
Delaware Ivy VIP Smid Cap Core Class II
	5,866,926	8,455,473	911,838	35,492	(979,975)	12,466,078	1,160,715	25,281	1,244,046
Delaware Ivy VIP Value Class II
	51,289,718	10,086,246	5,057,727	170,995	(6,088,863)	50,400,369	10,391,829	759,515	7,347,864
Delaware VIP Global Value Equity Class II
	41,555,010	1,526,920	16,561,058	(587,832)	4,321,602	30,254,642	6,199,722	512,033	475,459
Total	$425,710,301	$62,909,632	$59,535,636	$1,500,188	$10,061,881	$440,646,366		$5,914,373	$23,005,297

42

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility
Affiliated Mutual Funds—98.12%
Delaware Ivy VIP Core Equity Class II
	$10,695,462	$1,256,476	$1,779,976	$120,945	$316,696	$10,609,603	893,816	$39,485	$991,250
Delaware Ivy VIP Corporate Bond Class II
	10,492,320	870,518	1,183,649	(36,837)	(3,221)	10,139,131	2,268,262	282,077	—
Delaware Ivy VIP Growth Class II
	9,978,977	1,647,938	1,348,714	120,783	1,416,805	11,815,789	1,291,343	—	1,113,417
Delaware Ivy VIP High Income Class I
	386,176	29,207	30,708	(596)	(4,558)	379,521	137,011	24,734	—
Delaware Ivy VIP International Core Equity Class II
	10,433,923	2,592,671	1,524,966	33,209	894,085	12,428,922	804,461	197,642	—
Delaware Ivy VIP Limited-Term Bond Class II
	8,021,556	620,950	955,712	8,013	(38,465)	7,656,342	1,679,022	133,380	—
Delaware Ivy VIP Mid Cap Growth Class I
	4,464,741	632,213	999,933	33,366	242,944	4,373,331	436,025	—	479,864
Delaware Ivy VIP Small Cap Growth Class II
	726,038	221,766	90,231	3,488	(37,392)	823,669	142,012	—	122,889
Delaware Ivy VIP Smid Cap Core Class II
	1,110,331	1,733,565	248,657	5,766	(193,561)	2,407,444	224,157	4,919	242,051
Delaware Ivy VIP Value Class II
	10,156,292	1,933,980	1,223,346	39,732	(1,184,740)	9,721,918	2,004,519	147,528	1,427,250
Delaware VIP Global Value Equity Class II
	9,130,221	329,303	3,725,171	(64,549)	890,609	6,560,413	1,344,347	111,791	103,806
Total	$75,596,037	$11,868,587	$13,111,063	$263,320	$2,299,202	$76,916,083		$941,556	$4,480,527

43

Notes to financial statements

Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility
Affiliated Mutual Funds—98.21%
Delaware Ivy VIP Core Equity Class II
	$3,373,303	$510,151	$607,249	$38,394	$102,265	$3,416,864	287,857	$12,481	$313,315
Delaware Ivy VIP Corporate Bond Class II
	6,938,449	682,277	694,114	(45,718)	19,398	6,900,292	1,543,689	188,412	—
Delaware Ivy VIP Growth Class II
	3,093,813	631,892	400,720	30,789	449,504	3,805,278	415,877	—	351,925
Delaware Ivy VIP High Income Class I
	300,573	32,012	30,134	(3,834)	(164)	298,453	107,745	19,292	—
Delaware Ivy VIP International Core Equity Class II
	2,385,312	741,068	338,310	(2,677)	214,362	2,999,755	194,159	46,816	—
Delaware Ivy VIP Limited-Term Bond Class II
	6,120,455	675,553	741,723	(10,456)	(14,142)	6,029,687	1,322,300	103,094	—
Delaware Ivy VIP Mid Cap Growth Class I
	1,399,749	244,978	327,086	14,804	73,258	1,405,703	140,150	—	151,386
Delaware Ivy VIP Small Cap Growth Class II
	228,609	69,196	21,730	1,000	(11,734)	265,341	45,749	—	38,832
Delaware Ivy VIP Smid Cap Core Class II
	377,552	520,842	70,899	1,808	(56,495)	772,808	71,956	1,547	76,106
Delaware Ivy VIP Value Class II
	3,148,804	729,814	385,746	13,365	(375,317)	3,130,920	645,551	46,630	451,118
Delaware VIP Global Value Equity Class II
	2,203,298	135,475	954,043	(168,751)	367,694	1,583,673	324,523	26,504	24,610
Total	$29,569,917	$4,973,258	$4,571,754	$(131,276)	$768,629	$30,608,774		$444,776	$1,407,292

3. Investments

For the six months ended June 30, 2023, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

Portfolio	Purchases other than US government securities	Sales other than US government securities
Delaware Ivy VIP Pathfinder Aggressive	$8,249,059	$8,703,740
Delaware Ivy VIP Pathfinder Conservative	12,568,579	11,565,131
Delaware Ivy VIP Pathfinder Moderate	58,185,884	76,107,153
Delaware Ivy VIP Pathfinder Moderately Aggressive	78,011,860	91,310,204
Delaware Ivy VIP Pathfinder Moderately Conservative	16,540,928	19,184,336
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility	62,909,632	59,535,636
Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility	11,868,587	13,111,063
Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility	4,973,258	4,571,754

44

At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Portfolio were as follows:

Portfolio	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Delaware Ivy VIP Pathfinder Aggressive	$70,285,533	$—	$(14,929,006)	$(14,929,006)
Delaware Ivy VIP Pathfinder Conservative	107,576,678	—	(20,972,361)	(20,972,361)
Delaware Ivy VIP Pathfinder Moderate	577,593,222	—	(116,886,941)	(116,886,941)
Delaware Ivy VIP Pathfinder Moderately Aggressive	718,457,895	—	(146,819,421)	(146,819,421)
Delaware Ivy VIP Pathfinder Moderately Conservative	172,636,995	—	(34,226,872)	(34,226,872)
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility	561,416,516	—	(112,071,571)	(112,071,571)
Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility	99,488,007	—	(21,050,546)	(21,050,546)
Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility	39,988,869	—	(8,776,878)	(8,776,878)

US GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

45

Notes to financial statements

Ivy Variable Insurance Portfolios

3. Investments (continued)

The following tables summarize the valuation of each Portfolio’s investments by fair value hierarchy levels as of June 30, 2023:

Delaware Ivy VIP Pathfinder Aggressive
Level 1
Securities
Assets:
Affiliated Mutual Funds	$55,220,408
Short-Term Investments	136,119
Total Value of Securities	$55,356,527

Delaware Ivy VIP Pathfinder Conservative
Level 1
Securities
Assets:
Affiliated Mutual Funds	$86,391,638
Short-Term Investments	212,679
Total Value of Securities	$86,604,317

Delaware Ivy VIP Pathfinder Moderate
Level 1
Securities
Assets:
Affiliated Mutual Funds	$459,572,509
Short-Term Investments	1,133,772
Total Value of Securities	$460,706,281

Delaware Ivy VIP Pathfinder Moderately Aggressive
Level 1
Securities
Assets:
Affiliated Mutual Funds	$570,229,151
Short-Term Investments	1,409,323
Total Value of Securities	$571,638,474

46

Delaware Ivy VIP Pathfinder Moderately Conservative
Level 1
Securities
Assets:
Affiliated Mutual Funds	$138,070,499
Short-Term Investments	339,624
Total Value of Securities	$138,410,123

Delaware Ivy VIP Pathfinder Moderate – Managed Volatility
Level 1
Securities
Assets:
Affiliated Mutual Funds	$440,646,366
Short-Term Investments	8,908,416
Total Value of Securities	$449,554,782

Derivatives[1]
Liabilities:
Futures Contracts	$(209,837)

1Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility
Level 1
Securities
Assets:
Affiliated Mutual Funds	$76,916,083
Short-Term Investments	1,553,661
Total Value of Securities	$78,469,744

Derivatives[1]
Liabilities:
Futures Contracts	$(32,283)

1Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

47

Notes to financial statements

Ivy Variable Insurance Portfolios

3. Investments (continued)

Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility
Level 1
Securities
Assets:
Affiliated Mutual Funds	$30,608,774
Short-Term Investments	619,358
Total Value of Securities	$31,228,132

Derivatives[1]
Liabilities:
Futures Contracts	$(16,141)

1Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2023, there were no transfers into or out of Level 3 investments. Each Portfolio’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Portfolio’s net assets. During the six months ended June 30, 2023, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Ivy VIP Pathfinder Aggressive		Delaware Ivy VIP Pathfinder Conservative		Delaware Ivy VIP Pathfinder Moderate
	Six months ended 6/30/23	Year ended 12/31/22	Six months ended 6/30/23	Year ended 12/31/22	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Class II	74,203	278,057	998,042	668,715	88,389	435,677

Shares issued upon reinvestment of dividends and distributions:
Class II	3,541,908	1,497,978	3,136,551	2,339,827	24,284,440	15,187,853
	3,616,111	1,776,035	4,134,593	3,008,542	24,372,829	15,623,530

Shares redeemed:
Class II	(1,207,530)	(2,118,183)	(1,888,249)	(3,018,788)	(11,908,638)	(17,135,328)
Net increase (decrease)	2,408,581	(342,148)	2,246,344	(10,246)	12,464,191	(1,511,798)

48

	Delaware Ivy VIP Pathfinder Moderately Aggressive		Delaware Ivy VIP Pathfinder Moderately Conservative		Delaware Ivy VIP Pathfinder Moderate – Managed Volatility
	Six months ended 6/30/23	Year ended 12/31/22	Six months ended 6/30/23	Year ended 12/31/22	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Class II	318,067	896,493	34,764	78,272	1,428,913	2,885,467

Shares issued upon reinvestment of dividends and distributions:
Class II	32,982,384	18,995,711	6,171,740	4,130,213	22,134,145	22,122,901
	33,300,451	19,892,204	6,206,504	4,208,485	23,563,058	25,008,368

Shares redeemed:
Class II	(13,408,773)	(20,729,425)	(2,659,916)	(5,072,321)	(6,852,416)	(8,036,060)
Net increase (decrease)	19,891,678	(837,221)	3,546,588	(863,836)	16,710,642	16,972,308

	Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility		Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility
	Six months ended 6/30/23	Year ended 12/31/22	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Class II	276,060	390,290	398,090	595,866

Shares issued upon reinvestment of dividends and distributions:
Class II	4,447,436	1,698,468	1,821,350	3,517,708
	4,723,496	2,088,758	2,219,440	4,113,574

Shares redeemed:
Class II	(1,616,862)	(2,473,446)	(756,452)	(1,842,890)
Net increase (decrease)	3,106,634	(384,688)	1,462,988	2,270,684

5. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 5) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2023.

49

Notes to financial statements

Ivy Variable Insurance Portfolios

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolios may use futures contracts in the normal course of pursuing its investment objective. The Portfolios may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolios deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Portfolios because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Managed Volatility Portfolios posted cash collateral as margin for open futures contracts, which is disclosed on the “Statements of assets and liabilities” under “Cash collateral due from broker on futures contracts.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended June 30, 2023, the Managed Volatility Portfolios invested in futures contracts to hedge the Portfolios’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the six months ended June 30, 2023, the Managed Volatility Portfolios experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of operations.”

The table below summarizes the average quarterly balance of derivative holdings by each Portfolio during the six months ended June 30, 2023:

	Short Derivative Volume
	Delaware Ivy VIP Pathfinder Moderate – Managed Volatility	Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility	Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility
Futures contracts (average notional value)	$20,954,062	$3,562,959	$1,572,624

7. Securities Lending

Each Portfolio, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

50

Cash collateral received by each Portfolio of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Portfolio. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Portfolio can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Portfolio or, at the discretion of the lending agent, replace the loaned securities. Each Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Portfolio, the security lending agent, and the borrower. Each Portfolio records security lending income net of allocations to the security lending agent and the borrower.

Each Portfolio may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Portfolio’s cash collateral account may be less than the amount each Portfolio would be required to return to the borrowers of the securities and each Portfolio would be required to make up for this shortfall.

At June 30, 2023, the Portfolios had no securities out on loan.

8. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Portfolio’s performance.

Because each Portfolio invests substantially all of its assets in Ivy Variable Insurance Portfolios mutual funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

Certain Underlying Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Underlying Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default and are not obligated to dispose of securities whose issuers subsequently default.

In the normal course of business, the Underlying Funds may invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Underlying Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Underlying Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Underlying Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Underlying Funds manage counterparty credit risk by entering into transactions only with counterparties that

51

Notes to financial statements

Ivy Variable Insurance Portfolios

8. Credit and Market Risk (continued)

they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Underlying Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties.

Certain Underlying Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument.

If an Underlying Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying Funds, or, in the case of hedging positions, that the Underlying Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

9. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio’s maximum exposure under these arrangements is unknown. However, each Portfolio has not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio’s existing contracts and expects the risk of loss to be remote.

10. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Portfolios’ financial statements.

52

Other Portfolio information (Unaudited)

Ivy Variable Insurance Portfolios

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end portfolios (other than money market portfolios) to adopt and implement a program reasonably designed to assess and manage the portfolio’s “liquidity risk,” defined as the risk that the portfolio could not meet requests to redeem shares issued by the portfolio without significant dilution of remaining investors’ interests in the portfolio.

The Portfolios have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Portfolio in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Portfolio’s liquidity risk; (2) classification of each of the Portfolio’s holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for portfolios that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Portfolio’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Portfolio’s acquisition of Illiquid investments if, immediately after the acquisition, each Portfolio would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Portfolio’s holdings of Illiquid assets exceed 15% of the Portfolio’s net assets. Portfolios with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Portfolio’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Portfolios during both normal and reasonably foreseeable stressed conditions; and (3) each Portfolio’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Portfolio’s holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Portfolio primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Portfolio’s liquidity needs. Each Portfolio’s HLIM is set at an appropriate level and the Portfolios complied with their HLIM at all times during the reporting period.

53

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio’s Form N-PORT, as well as a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Portfolio’s most recent Form N-PORT are available without charge on the Portfolios’ website at delawarefunds.com/vip/literature.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(3032820)

SEMIANN-VIP-PF-0823

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the

Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits
(a)	(1) Code of Ethics

Not applicable.

(2)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3)  Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

IVY VARIABLE INSURANCE PORTFOLIOS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 5, 2023

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 5, 2023